UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number    811-05059
                                                    -----------------------

                                 HighMark Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-582-4734
                                                          --------------------

                     Date of fiscal year end: July 31, 2012
                                             --------------------

                    Date of reporting period: April 30, 2012
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 65.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.9%
      Dick's Sporting Goods                               5,930   $     300,058
      Dollar Tree *                                       2,585         262,791
      PetSmart                                            4,870         283,726
      Sally Beauty Holdings *                            10,850         288,610
      TJX Companies                                       6,660         277,789
      Yum! Brands                                         4,130         300,375
                                                                  -------------
                                                                      1,713,349
                                                                  -------------
   CONSUMER STAPLES - 9.3%
      Altria Group                                       11,225         361,557
      Anheuser-Busch InBev NV, SP ADR                     4,445         322,796
      Coca-Cola                                           3,575         272,844
      Costco Wholesale                                    2,360         208,081
      Kraft Foods, Cl A                                   9,410         375,177
      Mead Johnson Nutrition                              2,110         180,532
      Philip Morris International                         4,135         370,124
      Procter & Gamble                                    3,545         225,604
                                                                  -------------
                                                                      2,316,715
                                                                  -------------
   ENERGY - 8.1%
      BG Group PLC, SP ADR                               10,895         256,795
      Chevron                                             2,820         300,499
      ExxonMobil                                          8,805         760,224
      Occidental Petroleum                                4,745         432,839
      Royal Dutch Shell PLC, ADR                          3,465         247,886
                                                                  -------------
                                                                      1,998,243
                                                                  -------------
   FINANCIALS - 7.6%
      American Tower REIT                                 5,965         391,185
      Arch Capital Group * @@                             5,370         210,934
      US Bancorp                                         16,985         546,407
      Wells Fargo                                        21,700         725,431
                                                                  -------------
                                                                      1,873,957
                                                                  -------------
   HEALTH CARE - 5.5%
      Covidien @@                                         3,455         190,820
      Fresenius Medical Care, ADR                         2,325         165,075
      Johnson & Johnson                                   4,510         293,556
      Merck                                               4,945         194,042
      Pfizer                                             11,427         262,021
      Vertex Pharmaceuticals *                            6,665         256,469
                                                                  -------------
                                                                      1,361,983
                                                                  -------------
   INDUSTRIAL - 8.2%
      Danaher                                            12,845         696,456
      Donaldson                                           7,580         262,723
      JB Hunt Transport Services                          5,520         305,422
      Stericycle *                                        3,160         273,656
      United Parcel Service, Cl B                         2,325         181,676
      WW Grainger                                         1,445         300,300
                                                                  -------------
                                                                      2,020,233
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 12.4%
      Accenture, Cl A @@                                  2,750   $     178,613
      Analog Devices                                      8,195         319,441
      Apple *                                             1,775       1,037,026
      Broadcom, Cl A *                                    6,390         233,874
      EMC *                                              17,050         480,981
      International Business Machines                     1,660         343,753
      Qualcomm                                            5,560         354,950
      Riverbed Technology *                               6,390         126,075
                                                                  -------------
                                                                      3,074,713
                                                                  -------------
   MATERIALS - 6.1%
      Ecolab                                              8,830         562,383
      Praxair                                             8,145         942,377
                                                                  -------------
                                                                      1,504,760
                                                                  -------------
   UTILITIES - 1.1%
      ITC Holdings                                        1,995         154,533
      Wisconsin Energy                                    3,480         128,203
                                                                  -------------
                                                                        282,736
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $11,714,138)                                          16,146,689
                                                                  -------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 16.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.7%
      CCO Holdings / CCO Holdings Capital
         7.375%, 06/01/20                           $    50,000          54,562
      Comcast
         5.700%, 07/01/19                                50,000          59,544
      DIRECTV Holdings
         LLC/DIRECTV Financing (A)
         2.400%, 03/15/17                                50,000          50,111
      Gap
         5.950%, 04/12/21                                90,000          93,051
      Iron Mountain
         7.750%, 10/01/19                                25,000          27,250
      Levi Strauss (A)
         6.875%, 05/01/22                                50,000          51,125
      Macy's Retail Holdings
         3.875%, 01/15/22                                50,000          51,477
      Staples
         9.750%, 01/15/14                                50,000          56,658
      Starwood Hotels & Resorts Worldwide
         6.250%, 02/15/13                                75,000          77,719
      Time Warner Entertainment
         8.375%, 03/15/23                               100,000         135,333
                                                                  -------------
                                                                        656,830
                                                                  -------------

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 1

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - 2.7%
      Cimarex Energy
         5.875%, 05/01/22                           $    35,000   $      36,225
      El Paso Pipeline Partners Operating
         5.000%, 10/01/21                                60,000          63,387
      Energy Transfer Partners
         9.700%, 03/15/19                               100,000         128,807
      Kinder Morgan Energy Partners
         3.950%, 09/01/22                                75,000          75,528
      Magellan Midstream Partners
         6.550%, 07/15/19                                50,000          60,105
      Petrobras International Finance
         3.875%, 01/27/16                                75,000          78,513
      Petrohawk Energy
         7.875%, 06/01/15                                61,000          64,050
      Transocean
         5.050%, 12/15/16                                50,000          54,294
      Weatherford International
         4.500%, 04/15/22                                40,000          41,286
      Williams Partners
         4.125%, 11/15/20                                50,000          52,231
                                                                  -------------
                                                                        654,426
                                                                  -------------
   FINANCIALS - 4.7%
      American International Group
         4.250%, 09/15/14                               100,000         104,342
      Bank of America, MTN
         5.650%, 05/01/18                               100,000         105,763
      BB&T Capital Trust II
         6.750%, 06/07/36                                30,000          30,397
      BB&T, MTN
         2.150%, 03/22/17                                50,000          50,225
      Berkshire Hathaway Finance
         5.400%, 05/15/18                                50,000          59,114
      Boston Properties
         4.125%, 05/15/21                                50,000          52,343
      Capital One Bank USA
         8.800%, 07/15/19                                30,000          37,887
      Capital One Financial
         4.750%, 07/15/21                                25,000          26,959
      Citigroup
         4.750%, 05/19/15                                75,000          78,795
      Ford Motor Credit
         5.000%, 05/15/18                               100,000         108,063
      GE Global Insurance
         7.750%, 06/15/30                                90,000         111,735
      General Electric Capital, MTN
         2.300%, 04/27/17                               100,000         100,136
      JPMorgan Chase
         4.250%, 10/15/20                               100,000         104,735
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                               125,000          31,094

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      NASDAQ OMX Group
         5.250%, 01/16/18                           $    50,000   $      53,390
      Wells Fargo
         5.625%, 12/11/17                               100,000         117,328
                                                                  -------------
                                                                      1,172,306
                                                                  -------------
   FOREIGN GOVERNMENT - 0.2%
      Export-Import Bank of Korea
         4.000%, 01/11/17                                50,000          52,481
                                                                  -------------
   HEALTH CARE - 1.0%
      Amgen
         3.875%, 11/15/21                                50,000          52,565
      Gilead Sciences
         4.400%, 12/01/21                                25,000          27,161
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                                50,000          54,214
      Teva Pharmaceutical Finance
         3.650%, 11/10/21                                50,000          51,813
      Wellpoint
         6.000%, 02/15/14                                58,000          62,991
                                                                  -------------
                                                                        248,744
                                                                  -------------
   INDUSTRIAL - 1.0%
      Continental Airlines Pass Through Trust,
         Ser 2010-1, Cl A
         4.750%, 01/12/21                                73,555          76,130
      Delta Air Lines, Ser 11-1A
         5.300%, 04/15/19                                32,582          34,415
      L-3 Communications, Ser B
         6.375%, 10/15/15                               100,000         102,375
      Masco
         5.950%, 03/15/22                                40,000          40,698
                                                                  -------------
                                                                        253,618
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.5%
      Hewlett-Packard
         4.375%, 09/15/21                                75,000          77,800
      Xerox
         2.950%, 03/15/17                                50,000          51,045
                                                                  -------------
                                                                        128,845
                                                                  -------------
   MATERIALS - 1.9%
      Alcoa
         5.400%, 04/15/21                                50,000          52,550
      ArcelorMittal
         4.500%, 02/25/17                                50,000          50,339
      Dow Chemical
         4.250%, 11/15/20                                75,000          79,601
      Ecolab
         4.350%, 12/08/21                                40,000          43,619

                                            See note to schedule of investments.

2 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - (CONTINUED)
      Georgia-Pacific
         8.000%, 01/15/24                           $    75,000   $      97,826
      Rio Tinto Finance USA
         6.500%, 07/15/18                                25,000          30,934
      Teck Resources
         10.250%, 05/15/16                               75,000          85,978
      Vale Overseas
         4.375%, 01/11/22                                35,000          35,860
                                                                  -------------
                                                                        476,707
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.0%
      Telefonica Emisiones SAU
         3.992%, 02/16/16                               100,000          96,686
      Verizon Maryland
         8.000%, 10/15/29                                75,000          92,116
      Verizon New England
         7.875%, 11/15/29                                50,000          62,346
                                                                  -------------
                                                                        251,148
                                                                  -------------
   UTILITIES - 0.5%
      Exelon Generation
         6.200%, 10/01/17                                50,000          58,751
      Sempra Energy
         6.150%, 06/15/18                                50,000          60,571
                                                                  -------------
                                                                        119,322
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $3,897,036)                                            4,014,427
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.2%
--------------------------------------------------------------------------------
      FHLMC Gold
        6.000%, 09/01/17                                 32,778          35,594
        5.000%, 10/01/20                                 13,607          14,736
        4.500%, 03/01/18                                 12,128          12,912
        4.500%, 05/01/19                                 18,139          19,488
        4.500%, 07/01/23                                 31,702          33,913
      FNMA
        8.000%, 05/01/25                                 10,104          10,508
        7.000%, 07/01/26                                 12,345          14,641
        7.000%, 12/01/27                                 11,183          13,314
        6.500%, 05/01/14                                  8,696           9,231
        6.500%, 01/01/28                                  8,789          10,107
        6.000%, 02/01/17                                 37,274          40,823
        6.000%, 03/01/28                                 12,643          14,173
        5.500%, 12/01/17                                 37,463          40,817
        5.000%, 12/01/17                                  9,551          10,386
        5.000%, 04/01/18                                 49,158          53,456
        5.000%, 11/01/18                                  5,711           6,211
        5.000%, 09/01/25                                 67,666          73,330
        5.000%, 03/01/34                                 96,410         104,852
        4.500%, 02/01/19                                 47,371          51,105

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
        4.500%, 05/01/19                            $   116,972   $     126,120
        4.500%, 06/01/19                                 16,038          17,292
        4.000%, 09/01/18                                 11,506          12,326
        4.000%, 01/01/26                                 73,484          78,198
        3.500%, 10/01/26                                116,167         122,695
      GNMA
        7.000%, 02/15/26                                 13,749          16,156
        7.000%, 10/15/27                                 12,640          14,954
        7.000%, 03/15/29                                 14,232          16,998
        6.500%, 05/15/28                                 10,719          12,545
        6.500%, 01/15/29                                 11,037          12,815
        6.000%, 04/15/29                                 42,997          49,083
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
        MORTGAGE-BACKED OBLIGATIONS
        (Cost $983,551)                                               1,048,779
                                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 3.8%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
        Ser 2004-S1, CI A3
        5.500%, 02/25/19                                 50,188          51,866
      Citicorp Mortgage Securities,
        Ser 2003-10, Cl A1
        4.500%, 11/25/18                                 54,309          55,602
      CS First Boston Mortgage Securities,
        Ser 2005-C1, Cl A4 (C)
        5.014%, 02/15/38                                150,000         163,001
      DBUBS Mortgage Trust,
        Ser 2011-LC1A, Cl A1 (A)
        3.742%, 11/10/46                                 73,174          78,175
      Lehman Mortgage Trust,
        Ser 2007-8, Cl 1A1
        6.000%, 09/25/37                                148,766         126,433
      Morgan Stanley Capital I,
        Ser 2003-T11, Cl A4
        5.150%, 06/13/41                                 98,086         101,724
      Residential Funding Mortgage Securities I,
        Ser 2004-S3, Cl A1
        4.750%, 03/25/19                                 25,788          26,355
      Sequoia Mortgage Trust,
        Ser 2012-2, Cl A2 (C)
        3.500%, 04/25/42                                 74,135          76,112
        Ser 2012-1, Cl 2A1 (C)
        3.474%, 01/25/42                                 47,335          47,719
      Wells Fargo Mortgage Backed Securities Trust,
        Ser 2007-7, Cl A1
        6.000%, 06/25/37                                139,972         127,260
        Ser 2004-2, Cl A1
        5.000%, 01/25/19                                 62,970          64,133

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 3

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
         Ser 2003-M, Cl A1 (C)
         4.695%, 12/25/33                           $    20,087   $      20,299
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $945,369)                                                938,679
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.9%
--------------------------------------------------------------------------------
      AEP Texas Central Transition Funding,
         Ser 2012-1, Cl A1
         0.880%, 12/01/18                               100,000         100,159
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A (A)
         1.850%, 11/20/14                               100,000         100,289
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                               100,000         101,059
      SLM Student Loan Trust,
         Ser 2011-A, Cl A1 (A) (C)
         1.240%, 10/15/24                                81,519          81,519
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                                75,000          76,801
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $456,517)                                                459,827
                                                                  -------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 1.3%
--------------------------------------------------------------------------------
   CALIFORNIA - 1.2%
      California State, Public School Improvements,
         Taxable, GO
         6.200%, 10/01/19                                50,000          59,812
      Los Angeles, Department of
         Water & Power Revenue,
         Build America Bonds, Taxable, RB
         6.574%, 07/01/45                                50,000          68,291
      Metropolitan Water District of
         Southern California,
         Build America Bonds, Taxable, RB
         6.947%, 07/01/40                               100,000         118,936
      University of California Revenue,
         Build America Bonds, Taxable, RB (C)
         1.988%, 05/15/50                                50,000          50,712
                                                                  -------------
                                                                        297,751
                                                                  -------------
   NEW JERSEY - 0.1%
      New Jersey State, Turnpike Authority
         Turnpike Revenue, Build America
         Bonds, Taxable, RB
         7.102%, 01/01/41                                25,000          34,986
                                                                  -------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $283,709)                                                332,737
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 6.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.170%, dated on 04/30/12,
         matures on 05/01/12, repurchase
         price $1,699,931 (collateralized by a
         U.S. Treasury obligation, par value
         $1,540,000, 3.125%, 05/15/21,
         total market value $1,739,179)             $ 1,699,923   $   1,699,923
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,699,923)                                            1,699,923
                                                                  -------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $19,980,243) ++                                          24,641,061
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                               127,336
                                                                  -------------
   NET ASSETS - 100.0%                                            $  24,768,397
                                                                  =============

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

@@ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,980,243, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,861,921 AND $(201,103), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A)-4, 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUES OF THESE SECURITIES AS OF APRIL 30, 2012 WERE $462,278 AND REPRESENTED 1.9% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2012, THE VALUE OF THESE SECURITIES AMOUNTED TO $31,094, WHICH REPRESENTS 0.1% OF NET ASSETS.

(C)    FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2012.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
RB     - REVENUE BOND
REIT   - REAL ESTATE INVESTMENT TRUST
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

                                            See note to schedule of investments.

4 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BALANCED FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                                            LEVEL 2         LEVEL 3
                                                          TOTAL FAIR         LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE     UNOBSERVABLE
                                                           04/30/12           PRICE         INPUTS          INPUTS
                                                         -------------   --------------   ------------   ------------
   Common Stock **                                       $  16,146,689   $   16,146,689   $         --   $         --
   Corporate Obligations                                     4,014,427               --      4,014,427             --
   U.S. Government Agency Mortgage-Backed Obligations        1,048,779               --      1,048,779             --
   Mortgage-Backed Securities                                  938,679               --        938,679             --
   Asset-Backed Securities                                     459,827               --        459,827             --
   Taxable Municipal Obligations                               332,737               --        332,737             --
   Repurchase Agreement                                      1,699,923               --      1,699,923             --
                                                         -------------   --------------   ------------   ------------
Total:                                                   $  24,641,061   $   16,146,689   $  8,494,372   $         --
                                                         =============   ==============   ============   ============

** See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 5

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.8%
      1-800-Flowers.Com *                                60,700   $     180,886
      Aaron's *                                          18,200         494,494
      Ark Restaurants                                     8,500         129,667
      Ascena Retail Group *                              17,500         358,400
      bebe stores                                        19,800         162,360
      Big Lots *                                          4,300         157,552
      Blyth                                               3,600         316,692
      Bob Evans Farms                                    10,300         393,872
      Charming Shoppes *                                 90,100         531,590
      Churchill Downs                                     3,200         189,952
      Cinemark Holdings                                   5,200         119,392
      Corinthian Colleges *                              99,200         380,928
      CSS Industries                                     26,200         501,730
      Dillard's, Cl A                                     4,300         277,608
      Einstein Noah Restaurant Group                     18,700         264,605
      Ethan Allen Interiors                               3,500          81,200
      Foot Locker                                        24,900         761,691
      Gannett                                            32,500         449,150
      Harman International Industries                    16,900         837,902
      Helen of Troy * @@                                 18,500         640,100
      Hooker Furniture                                    5,300          62,752
      Hot Topic                                          25,600         250,880
      Jarden                                              5,300         222,229
      Kirkland's *                                       16,300         238,632
      La-Z-Boy *                                         16,800         253,176
      LeapFrog Enterprises *                             20,400         190,536
      Marriott Vacations Worldwide *                      6,300         186,039
      Men's Wearhouse                                     3,400         125,936
      Movado Group                                       16,100         456,435
      Red Robin Gourmet Burgers *                        13,800         492,108
      RG Barry                                           18,200         231,868
      Rick's Cabaret International *                     34,200         317,034
      Scholastic                                          2,800          85,540
      Shoe Carnival *                                     9,600         186,624
      Smith & Wesson Holding *                           29,400         242,550
      Standard Motor Products                            23,900         360,173
      Superior Industries International                  17,500         299,425
      Texas Roadhouse                                    11,200         193,200
      Thor Industries                                     6,800         230,044
      VOXX International *                               18,000         228,420
                                                                  -------------
                                                                     12,083,372
                                                                  -------------
   CONSUMER STAPLES - 3.4%
      Andersons                                           2,600         131,040
      B&G Foods, Cl A                                    15,100         335,824
      Cal-Maine Foods                                    11,300         407,139
      Harris Teeter Supermarkets                          8,100         307,557
      Omega Protein *                                    17,800         127,448
      Orchids Paper Products                              7,100         127,800
      Prestige Brands Holdings *                         18,600         316,014
      Smithfield Foods *                                 18,000         377,280
      Universal                                          10,800         494,964
      Village Super Market, Cl A                         12,600         347,760
                                                                  -------------
                                                                      2,972,826
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   ENERGY - 6.0%
      Cloud Peak Energy *                                22,000   $     338,580
      Contango Oil & Gas *                                9,500         515,470
      CVR Energy *                                       28,800         874,368
      Energy XXI * @@                                     9,500         357,960
      GeoResources *                                      4,700         177,237
      Helix Energy Solutions Group *                     23,400         477,594
      Nabors Industries *                                32,800         546,120
      Parker Drilling *                                  40,800         210,936
      Precision Drilling (Canada) *                      48,000         443,520
      REX American Resources *                           14,300         396,682
      Tesoro *                                           18,200         423,150
      Western Refining                                   24,400         464,820
                                                                  -------------
                                                                      5,226,437
                                                                  -------------
   FINANCIALS - 24.1%
      1st Source                                         32,200         730,618
      Alexandria Real Estate Equities REIT                3,100         232,252
      Allied World Assurance Co
         Holdings AG @@                                   7,750         557,690
      American Financial Group                           17,800         692,776
      Ames National                                       6,200         136,896
      Assurant                                            8,000         322,720
      Assured Guaranty @@                                27,500         389,950
      Bank of Kentucky Financial                          7,000         176,470
      Banner                                             15,100         331,445
      BioMed Realty Trust REIT                           16,500         327,030
      Calamos Asset Management, Cl A                     16,400         211,888
      Camden National                                     2,600          84,552
      Cash America International                          9,100         425,425
      CBL & Associates Properties REIT                    4,200          78,246
      Center Bancorp                                     17,900         189,203
      Central Pacific Financial *                        30,100         428,022
      Century Bancorp, Cl A                               3,200          87,904
      Citizens & Northern                                31,000         587,140
      CoBiz Financial                                    25,300         158,125
      Commerce Bancshares                                 5,300         212,530
      Compucredit Holdings *                             23,800         131,138
      Dupont Fabros Technology REIT                       8,700         236,205
      Endurance Specialty Holdings @@                    11,000         441,980
      Enterprise Financial Services                      13,700         165,633
      Extra Space Storage REIT                           22,300         676,805
      FBL Financial Group, Cl A                          13,500         393,120
      Financial Institutions                             26,700         451,764
      First Merchants                                    29,100         358,803
      Hanover Insurance Group                            10,600         427,816
      Heritage Commerce *                                17,400         117,276
      Janus Capital Group                                19,100         144,778
      Lexington Realty Trust REIT                        25,100         223,390
      Liberty Property Trust REIT                         2,300          83,835
      Mack-Cali Realty REIT                              15,100         433,672
      Maiden Holdings @@                                 52,000         431,600
      MainSource Financial Group                         12,800         149,632

                                            See note to schedule of investments.

6 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Merchants Bancshares                                4,400   $     118,272
      Mercury General                                     2,000          90,380
      MI Developments (Canada)                            6,100         215,269
      MicroFinancial                                     24,100         163,880
      Mission West Properties REIT                       62,700         550,506
      Monmouth Real Estate
         Investment REIT, Cl A                           18,300         187,758
      Nelnet, Cl A                                       18,400         475,088
      Ocwen Financial *                                  32,800         489,048
      Old Republic International                         36,800         366,160
      One Liberty Properties REIT                        33,100         625,921
      Pacific Premier Bancorp *                          30,500         237,290
      Peoples Bancorp                                    12,000         220,680
      Piedmont Office Realty Trust REIT, Cl A            15,100         267,874
      Post Properties REIT                                9,800         477,260
      ProAssurance                                        5,300         466,877
      Protective Life                                    17,600         514,976
      Republic Bancorp, Cl A                             27,700         651,781
      RLI                                                 6,300         433,944
      Southside Bancshares                                8,715         177,786
      SVB Financial Group *                              11,600         743,444
      Taylor Capital Group *                             18,400         256,128
      Thomas Properties Group                            19,700          96,136
      UMB Financial                                       5,900         283,495
      ViewPoint Financial Group                          24,900         396,159
      Virginia Commerce Bancorp *                         6,355          49,759
      Walker & Dunlop *                                  19,300         251,865
      Washington Trust Bancorp                            7,300         172,791
      Webster Financial                                  28,700         652,351
      World Acceptance *                                  3,800         252,738
                                                                  -------------
                                                                     21,113,945
                                                                  -------------
   HEALTH CARE - 6.0%
      Almost Family *                                    12,100         294,998
      Amedisys *                                         21,400         315,222
      Analogic                                            2,700         184,167
      Cambrex *                                          16,300         105,624
      Centene *                                          19,300         764,087
      Chemed                                              3,200         193,088
      CONMED                                              9,000         257,310
      Cooper                                              5,900         520,203
      Health Net *                                        3,400         121,074
      Hi-Tech Pharmacal *                                 2,900          94,511
      Kensey Nash                                         6,100         173,423
      Mediware Information Systems *                     12,600         184,590
      Par Pharmaceutical *                                6,900         292,146
      PerkinElmer                                        11,800         325,680
      Sun Healthcare Group *                             69,400         501,762
      Triple-S Management, Cl B * @@                     16,600         349,596
      ViroPharma *                                       10,700         232,725
      WellCare Health Plans *                             4,900         299,782
                                                                  -------------
                                                                      5,209,988
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 18.7%
      Aircastle                                          43,200   $     524,880
      Alaska Air Group *                                 17,400         588,120
      Amerco                                              2,000         200,880
      American Science & Engineering                      2,600         169,806
      Ampco-Pittsburgh                                   23,500         436,630
      Applied Industrial Technologies                     3,900         153,270
      Argan                                              16,300         237,654
      AT Cross, Cl A *                                   18,100         207,788
      Barnes Group                                       10,400         274,560
      Barrett Business Services                          32,000         633,600
      Belden                                              6,900         239,982
      Cascade                                            10,700         503,649
      CDI                                                 7,500         133,050
      Columbus McKinnon *                                10,200         151,266
      Con-way                                            13,200         429,000
      Consolidated Graphics *                             1,600          63,984
      Courier                                            29,000         297,830
      CRA International *                                16,400         335,380
      Crane                                               9,700         428,061
      Deluxe                                              6,100         145,241
      DXP Enterprises *                                   7,600         329,612
      EnergySolutions *                                  40,700         171,347
      EnerSys *                                           9,900         346,005
      Espey Manufacturing & Electronics                  12,900         324,306
      Exelis                                             25,100         289,403
      FreightCar America                                 10,000         216,000
      Generac Holdings *                                 26,000         626,080
      Hubbell, Cl B                                       2,400         192,576
      Insperity                                           7,500         204,525
      Intersections                                      38,100         458,343
      Jetblue Airways *                                  40,600         192,850
      Kennametal                                         12,200         515,206
      Kforce *                                            9,100         131,677
      Lincoln Electric Holdings                           8,400         411,684
      McGrath Rentcorp                                   11,900         350,098
      Miller Industries                                   8,600         141,040
      Mueller Industries                                  5,700         260,547
      NACCO Industries, Cl A                              8,700         987,189
      NCI Building Systems *                             35,900         430,441
      Park-Ohio Holdings *                               11,100         239,649
      Primoris Services Corp                             40,700         586,894
      SL Industries *                                    29,600         544,640
      Triumph Group                                       8,300         521,406
      TrueBlue *                                         20,200         348,652
      U.S. Home Systems                                  15,400         135,058
      UniFirst                                            3,600         218,736
      Universal Truckload Services                       17,600         274,560
      URS                                                17,800         735,318
                                                                  -------------
                                                                     16,338,473
                                                                  -------------

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 12.6%
      Cabot Microelectronics                              8,200    $    281,916
      CACI International, Cl A *                          4,600         281,198
      Dice Holdings *                                    19,900         214,522
      Diebold                                             8,400         331,380
      Entegris *                                         47,500         420,375
      Fair Isaac                                         11,200         480,480
      IAC/InterActiveCorp                                12,400         597,060
      Ingram Micro, Cl A *                               25,900         504,014
      Insight Enterprises *                              30,400         617,424
      Itron *                                             2,400          97,920
      Jack Henry & Associates                            17,300         587,508
      Kulicke & Soffa Industries *                       38,200         500,420
      Lexmark International, Cl A                         5,200         156,520
      MAXIMUS                                            16,900         747,825
      Mentor Graphics *                                  24,200         349,690
      MKS Instruments                                    24,700         682,955
      MTS Systems                                        17,400         834,678
      Netgear *                                           7,200         277,200
      NeuStar, Cl A *                                    12,700         461,645
      Newport *                                          37,100         633,297
      Novellus Systems *                                  9,400         439,450
      Plantronics                                        13,200         505,824
      Plexus *                                            3,700         119,769
      Tech Data *                                         9,000         484,110
      Xyratex Ltd @@                                     27,700         402,204
                                                                  -------------
                                                                     11,009,384
                                                                  -------------
   MATERIALS - 7.0%
      A. Schulman                                        15,500         381,455
      Boise                                              54,400         415,616
      Buckeye Technologies                               22,300         722,743
      Cabot                                               3,000         129,390
      Core Molding Technologies *                        38,000         315,780
      Domtar (Canada)                                     3,900         341,172
      Friedman Industries                                40,800         476,952
      Georgia Gulf                                       12,800         453,760
      Haynes International                                4,200         261,954
      KapStone Paper and Packaging *                     18,200         328,692
      LSB Industries *                                    6,100         206,912
      Mercer International (Canada) *                    15,400         105,644
      Methanex (Canada)                                   8,200         288,312
      Minerals Technologies                               1,600         107,360
      Neenah Paper                                       10,400         297,024
      Noranda Aluminum Holding                            8,300          88,146
      Omnova Solutions *                                 25,800         202,272
      PH Glatfelter                                      39,000         607,620
      Rockwood Holdings *                                 2,800         154,952
      TPC Group *                                         4,800         201,504
                                                                  -------------
                                                                      6,087,260
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 0.4%
      USA Mobility                                       26,700   $     344,964
                                                                  -------------
   UTILITIES - 3.4%
      El Paso Electric                                    9,500         291,080
      NorthWestern                                        7,600         269,952
      PNM Resources                                      19,100         358,316
      Portland General Electric                          22,700         586,341
      TECO Energy                                         8,700         156,774
      UGI                                                 5,900         172,162
      Unisource Energy                                   13,100         476,840
      Westar Energy                                      22,200         636,918
                                                                  -------------
                                                                      2,948,383
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $74,859,177)                                          83,335,032
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.4%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value
         Index Fund ETF                                  10,800         776,088
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                  10,000         770,700
      Rydex S&P SmallCap 600 Pure
         Value ETF                                       24,300         964,103
      Vanguard S&P Small-Cap 600
         Value ETF                                        7,500         493,125
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $2,433,328)                                            3,004,016
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.1%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA) 0.170%,
         dated on 04/30/12, matures on
         05/01/12, repurchase price $971,016
         (collateralized by a U.S. Treasury
         obligation, par value $880,000,
         3.125%, 05/15/21, total market
         value $993,817)                            $   971,011         971,011
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $971,011)                                                971,011
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $78,263,516) @@                                          87,310,059
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                96,195
                                                                  -------------
   NET ASSETS - 100.0%                                            $  87,406,254
                                                                  =============

                                            See note to schedule of investments.

8 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

@@ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $78,263,516, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,407,496 AND $(1,360,953), RESPECTIVELY.

CL    - CLASS
ETF   - EXCHANGE TRADED FUND
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                     LEVEL 2        LEVEL 3
                                      TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                       04/30/12         PRICE         INPUTS        INPUTS
                                     ------------   ------------   -----------   ------------
   Common Stock **                   $ 83,335,032   $ 83,335,032   $        --   $         --
   Registered Investment Companies      3,004,016      3,004,016            --             --
   Repurchase Agreement                   971,011             --       971,011             --
                                     ------------   ------------   -----------   ------------
Total:                               $ 87,310,059   $ 86,339,048   $   971,011   $         --
                                     ============   ============   ===========   ============

**    See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.9%
      Amazon.com *                                        3,660  $      848,754
      Comcast, Cl A                                      20,000         606,600
      Expedia                                            10,480         446,762
      Garmin @@                                           7,050         332,267
      Netflix *                                           4,580         367,041
      Priceline.com *                                     1,000         760,820
                                                                  -------------
                                                                      3,362,244
                                                                  -------------
   HEALTH CARE - 6.9%
      Affymax *                                          12,000         157,320
      Agilent Technologies                                9,760         411,677
      Alexion Pharmaceuticals *                           5,000         451,600
      Alkermes * @@                                       6,000         103,800
      Amgen                                               5,000         355,550
      Ariad Pharmaceuticals *                             5,000          81,500
      Biogen Idec *                                       3,000         402,030
      Bristol-Myers Squibb                                4,000         133,480
      Celgene *                                           6,000         437,520
      Cubist Pharmaceuticals *                            4,000         169,120
      Dendreon *                                          4,000          46,600
      Endo Pharmaceuticals Holdings *                     6,000         210,840
      Gilead Sciences *                                   6,000         312,060
      Illumina *                                          5,000         222,650
      Incyte *                                            6,000         136,080
      InterMune *                                        12,000         125,280
      Life Technologies *                                 3,000         139,080
      Myriad Genetics *                                   4,000         104,040
      NuPathe *                                          29,000         104,980
      Optimer Pharmaceuticals *                          12,000         177,600
      Perrigo                                             2,200         230,780
      QIAGEN * @@                                         8,000         133,840
      Questcor Pharmaceuticals *                          3,000         134,700
      Rigel Pharmaceuticals *                            10,000          77,300
      Salix Pharmaceuticals *                             1,500          74,100
      Teva Pharmaceutical Industries, SP ADR              8,000         365,920
      United Therapeutics *                               4,000         175,000
      Vertex Pharmaceuticals *                            6,000         230,880
      Vivus *                                             2,000          48,440
      Warner Chilcott, Cl A * @@                          9,000         195,750
      XenoPort *                                         12,500          57,125
                                                                  -------------
                                                                      6,006,642
                                                                  -------------
   INFORMATION TECHNOLOGY - 86.6%
      Accenture, Cl A @@                                 22,350       1,451,633
      ACI Worldwide *                                     9,100         362,726
      Activision Blizzard                                37,100         477,477
      Adobe Systems *                                    14,000         469,840
      Advanced Micro Devices *                           50,600         372,416
      Akamai Technologies *                               8,000         260,800
      Altera                                              9,000         320,130
      Amdocs                                             16,100         515,200
      Amphenol, Cl A                                      8,500         494,190
      Analog Devices                                     12,150         473,607

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Apple *                                            14,600   $   8,529,904
      Applied Materials                                  45,250         542,547
      ASML Holding @@                                    12,847         655,069
      Atmel *                                            15,000         133,050
      Autodesk *                                         19,900         783,463
      Automatic Data Processing                          12,000         667,440
      Avnet *                                             8,590         309,927
      Baidu, SP ADR *                                     4,000         530,800
      BMC Software *                                     19,300         796,318
      Broadcom, Cl A *                                   28,000       1,024,800
      CA                                                 20,500         541,610
      Check Point Software Technologies * @@             17,000         988,210
      Cisco Systems                                      85,000       1,712,750
      Citrix Systems *                                   12,800       1,095,808
      Cognizant Technology Solutions, Cl A *             19,170       1,405,544
      Computer Sciences                                   6,000         168,360
      Comverse Technology *                               1,105           7,127
      Corning                                            37,610         539,703
      Cree *                                              5,000         154,500
      Cypress Semiconductor *                            11,600         179,800
      Dell *                                             38,000         622,060
      eBay *                                             38,000       1,559,900
      Electronic Arts *                                  10,550         162,259
      EMC *                                              45,720       1,289,761
      Equinix *                                           4,000         656,800
      F5 Networks *                                       9,000       1,205,370
      Fairchild Semiconductor International *            15,000         212,550
      Fiserv *                                            7,800         548,262
      Flextronics International * @@                     40,000         266,400
      Google, Cl A *                                      5,200       3,147,196
      GT Advanced Technologies *                         42,200         274,722
      Harris                                              8,230         374,794
      Hewlett-Packard                                    32,210         797,520
      Hitachi, ADR                                        9,500         601,350
      IAC/InterActiveCorp                                 9,125         439,369
      Informatica *                                      10,000         460,200
      Intel                                              82,000       2,328,800
      International Business Machines                    13,550       2,805,934
      Intersil, Cl A                                     12,650         129,916
      Intuit                                              8,650         501,441
      Juniper Networks *                                 19,600         420,028
      KLA-Tencor                                         15,000         782,250
      Lam Research *                                     11,550         481,057
      Lexmark International, Cl A                         8,000         240,800
      Linear Technology                                  12,350         403,968
      Marvell Technology Group * @@                      57,650         865,327
      Maxim Integrated Products                          15,000         443,700
      Microchip Technology                               13,000         459,420
      Micron Technology *                                70,100         461,959
      Microsoft                                         114,070       3,652,521
      NetApp *                                           22,020         855,037
      Netease.com, ADR *                                  5,300         319,696
      Nokia, SP ADR                                      24,000          87,600

                                            See note to schedule of investments.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Novellus Systems *                                  8,000   $     374,000
      Nuance Communications *                            20,000         488,800
      NVIDIA *                                           33,425         434,525
      ON Semiconductor *                                 60,700         501,382
      Open Text (Canada) *                                5,000         279,950
      Oracle                                             75,000       2,204,250
      Paychex                                            10,100         312,898
      Polycom *                                          14,000         185,780
      Qualcomm                                           34,600       2,208,864
      Red Hat *                                          15,200         906,072
      Riverbed Technology *                              18,300         361,059
      Salesforce.com *                                    9,000       1,401,570
      Samsung Electronics, GDR @@                         2,350       1,435,850
      SanDisk *                                          20,000         740,200
      SAP, ADR                                            6,300         417,627
      Seagate Technology @@                              35,000       1,076,600
      Siliconware Precision Industries, ADR              24,309         141,721
      Sohu.com *                                          4,900         252,693
      Symantec *                                         25,000         413,000
      SYNNEX *                                           12,400         472,316
      Taiwan Semiconductor Manufacturing,
         SP ADR                                          31,506         490,863
      TE Connectivity @@                                 14,300         521,378
      Teradata *                                         12,850         896,673
      Teradyne *                                         20,000         344,200
      Texas Instruments                                  36,000       1,149,840
      TIBCO Software *                                   13,500         444,150
      Trimble Navigation *                                5,600         303,184
      VeriSign *                                         16,400         674,204
      VMware, Cl A *                                      6,700         748,524
      Western Digital *                                  16,000         620,960
      Xilinx                                             18,000         654,840
      Yahoo! *                                           27,000         419,580
                                                                  -------------
                                                                     75,700,269
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.3%
      Millicom International Cellular @@                  2,450         262,126
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $50,821,671)                                          85,331,281
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY 1.2%
--------------------------------------------------------------------------------
      PowerShares Trust Series I                         15,700       1,048,132
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $959,899)                                              1,048,132
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.170%, dated on 04/30/12, matures on
         05/01/12, repurchase price $1,065,186
         (collateralized by a U.S. Treasury
         obligation, par value $965,000,
         3.125%, 05/15/21, total market
         value $1,089,810)                         $  1,065,181   $   1,065,181
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,065,181)                                            1,065,181
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $52,846,751) @@                                          87,444,594
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (71,308)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  87,373,286
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

@@ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $52,846,751, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $37,393,177 AND $(2,795,334), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2       LEVEL 3
                                                          TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           04/30/12        PRICE          INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
   Common Stock **                                      $  85,331,281   $ 85,331,281   $        --   $         --
   Registered Investment Company                            1,048,132      1,048,132            --             --
   Repurchase Agreement                                     1,065,181             --     1,065,181             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $  87,444,594   $ 86,379,413   $ 1,065,181   $         --
                                                        =============   ============   ===========   ============

**  See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.8%
      Brinker International                               7,733   $     243,357
      Home Depot                                          6,792         351,758
      Interpublic Group                                  23,974         283,133
      Target                                              4,708         272,782
      Time Warner                                         9,945         372,540
                                                                  -------------
                                                                      1,523,570
                                                                  -------------
   CONSUMER STAPLES - 4.3%
      Altria Group                                       15,631         503,475
      Campbell Soup                                       5,800         196,214
      PepsiCo                                             3,891         256,806
                                                                  -------------
                                                                        956,495
                                                                  -------------
   ENERGY - 12.1%
      Chevron                                             6,158         656,196
      ConocoPhillips                                      3,891         278,712
      ExxonMobil                                          9,419         813,236
      Pengrowth Energy (Canada)                          15,096         135,411
      Spectra Energy                                     10,747         330,363
      Williams                                           14,688         499,833
      WPX Energy *                                            1              18
                                                                  -------------
                                                                      2,713,769
                                                                  -------------
   FINANCIALS - 25.5%
      ACE @@                                              5,413         411,226
      American Express                                    5,100         307,071
      American Financial Group                            5,487         213,554
      Annaly Capital Management REIT                     23,963         391,076
      Assurant                                            6,960         280,766
      Bank of Hawaii                                      6,729         328,981
      BB&T                                               13,533         433,597
      Chimera Investment REIT                           135,863         392,644
      Chubb                                               4,153         303,460
      FirstMerit                                         19,140         321,552
      Home Properties REIT                                4,167         254,395
      JPMorgan Chase                                      8,807         378,525
      Macerich REIT                                       4,105         252,745
      Rayonier REIT                                       6,693         303,528
      U.S. Bancorp                                       20,048         644,944
      Wells Fargo                                        14,608         488,345
                                                                  -------------
                                                                      5,706,409
                                                                  -------------
   HEALTH CARE - 9.8%
      Bristol-Myers Squibb                               17,020         567,957
      Johnson & Johnson                                   9,848         641,006
      Merck                                              11,546         453,065
      Pfizer                                             22,946         526,152
                                                                  -------------
                                                                      2,188,180
                                                                  -------------
   INDUSTRIAL - 12.9%
      Boeing                                              3,875         297,600
      Deluxe                                             14,477         344,697
      Eaton                                               5,500         264,990

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      General Electric                                   26,030   $     509,667
      Lockheed Martin                                     3,875         350,843
      Northrop Grumman                                    3,826         242,109
      Raytheon                                            5,552         300,585
      Textainer Group Holdings                            6,307         221,186
      WW Grainger                                         1,651         343,111
                                                                  -------------
                                                                      2,874,788
                                                                  -------------
   INFORMATION TECHNOLOGY - 9.7%
      Intel                                              18,410         522,844
      International Business Machines                     2,100         434,868
      Microsoft                                          16,806         538,128
      Motorola Solutions                                  6,147         313,681
      Seagate Technology @@                              11,545         355,124
                                                                  -------------
                                                                      2,164,645
                                                                  -------------
   MATERIALS - 2.9%
      EI Du Pont de Nemours                               5,575         298,040
      International Paper                                10,446         347,956
                                                                  -------------
                                                                        645,996
                                                                  -------------
   TELECOMMUNICATION SERVICES - 5.3%
      AT&T                                                7,288         239,848
      BCE (Canada)                                        7,800         316,134
      Verizon Communications                             15,526         626,940
                                                                  -------------
                                                                      1,182,922
                                                                  -------------
   UTILITIES - 9.0%
      CMS Energy                                         14,823         340,781
      DTE Energy                                          4,060         228,903
      Duke Energy                                        19,344         414,542
      Edison International                                9,498         418,007
      Exelon                                              9,387         366,187
      Xcel Energy                                         9,259         250,549
                                                                  -------------
                                                                      2,018,969
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $17,982,247)                                          21,975,743
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           136,830         136,830
      SPDR S&P 500 ETF Trust                              2,202         307,774
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $434,300)                                                444,604
                                                                  -------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $18,416,547) ++                                          22,420,347
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.3)%                             (66,794)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  22,353,553
                                                                  =============

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

@@ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,416,547, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,158,916 AND $(155,116), RESPECTIVELY.

ETF   - EXCHANGE TRADED FUND
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S
SPDR  - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                             LEVEL 2        LEVEL 3
                              TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                               VALUE AT       QUOTED        OBSERVABLE   UNOBSERVABLE
                               04/30/12        PRICE          INPUTS        INPUTS
                             ------------   ------------   -----------   ------------
Investment in Securities**   $ 22,420,347   $ 22,420,347   $        --   $         --
                             ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 21.0%
      Chipotle Mexican Grill *                           37,575   $  15,561,686
      Coach                                             227,430      16,638,779
      Dick's Sporting Goods                             424,320      21,470,592
      Gentex                                            469,470      10,314,256
      LKQ *                                             518,120      17,331,114
      O'Reilly Automotive *                             219,785      23,178,526
      Panera Bread, Cl A *                              121,880      19,247,290
      Polaris Industries                                161,060      12,794,606
      Tractor Supply                                    223,805      22,024,650
                                                                  -------------
                                                                    158,561,499
                                                                  -------------
   CONSUMER STAPLES - 3.6%
      Church & Dwight                                   332,420      16,886,936
      JM Smucker                                        130,930      10,425,956
                                                                  -------------
                                                                     27,312,892
                                                                  -------------
   ENERGY - 9.9%
      Concho Resources *                                155,350      16,650,413
      FMC Technologies *                                291,295      13,690,865
      Oasis Petroleum *                                 345,500      11,425,685
      Oil States International *                        168,295      13,392,916
      Range Resources                                   143,635       9,574,709
      Whiting Petroleum *                               180,740      10,338,328
                                                                  -------------
                                                                     75,072,916
                                                                  -------------
   FINANCIALS - 6.0%
      Affiliated Managers Group *                       102,245      11,617,077
      East West Bancorp                                 407,070       9,268,984
      IntercontinentalExchange *                         89,700      11,933,688
      Signature Bank *                                  186,305      12,238,375
                                                                  -------------
                                                                     45,058,124
                                                                  -------------
   HEALTH CARE - 13.1%
      Cerner *                                          236,565      19,183,056
      CR Bard                                            80,710       7,987,062
      DENTSPLY International                            183,560       7,536,974
      Edwards Lifesciences *                             98,465       8,169,641
      IDEXX Laboratories *                              183,500      16,135,155
      Perrigo                                           102,690      10,772,181
      SXC Health Solutions *                            149,405      13,533,105
      Varian Medical Systems *                          239,295      15,176,089
                                                                  -------------
                                                                     98,493,263
                                                                  -------------
   INDUSTRIAL - 19.3%
      AMETEK                                            261,355      13,153,997
      CH Robinson Worldwide                             146,300       8,739,962
      Copart *                                          405,240      10,702,388
      Expeditors International of Washington            238,100       9,524,000
      Fastenal                                          364,970      17,087,895
      Genesee & Wyoming, Cl A *                         159,915       8,621,018
      IDEX                                              261,830      11,339,857
      IHS, Cl A *                                       177,220      17,911,625
      Lincoln Electric Holdings                         260,750      12,779,358

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Roper Industries                                  190,150   $  19,376,285
      Stericycle *                                      193,130      16,725,058
                                                                  -------------
                                                                    145,961,443
                                                                  -------------
   INFORMATION TECHNOLOGY - 23.9%
      Amphenol, Cl A                                    266,560      15,497,798
      ANSYS *                                           267,300      17,927,811
      Citrix Systems *                                  191,550      16,398,595
      Cognizant Technology Solutions, Cl A *            246,815      18,096,476
      F5 Networks *                                      78,540      10,518,862
      FactSet Research Systems                          131,500      13,789,090
      Fiserv *                                          131,775       9,262,465
      Intuit                                            304,945      17,677,662
      MICROS Systems *                                  306,865      17,439,138
      Red Hat *                                         168,530      10,046,073
      Riverbed Technology *                             313,745       6,190,189
      Teradata *                                        174,115      12,149,745
      Trimble Navigation *                              289,925      15,696,539
                                                                  -------------
                                                                    180,690,443
                                                                  -------------
   MATERIALS - 1.5%
      Sigma-Aldrich                                     159,355      11,298,270
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $558,587,212)                                        742,448,850
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.9%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                        14,184,308      14,184,308
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $14,184,308)                                          14,184,308
                                                                  -------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $572,771,520) ++                                        756,633,158
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                          (1,722,770)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 754,910,388
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $572,771,520, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $190,563,854 AND $(6,702,216), RESPECTIVELY.

CL    - CLASS

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                               TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                04/30/12         PRICE          INPUTS        INPUTS
                             -------------   -------------   -----------   ------------
Investment in Securities**   $ 756,633,158   $ 756,633,158   $        --   $         --
                             =============   =============   ===========   ============

** See schedule of investments detail for industry and security type breakout.

For more information regarding the Fund's Policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 17.3%
      BJ's Restaurants *                                 13,810   $     596,454
      Dick's Sporting Goods                               8,255         417,703
      Hibbett Sports *                                   18,640       1,113,181
      JOS A Bank Clothiers *                              9,170         436,034
      LKQ *                                              18,390         615,146
      Monro Muffler Brake                                14,667         605,160
      Panera Bread, Cl A *                                4,310         680,635
      Ulta Salon, Cosmetics & Fragrance *                 7,775         685,600
      Vitamin Shoppe *                                   15,105         710,992
                                                                  -------------
                                                                      5,860,905
                                                                  -------------
   CONSUMER STAPLES - 1.7%
      TreeHouse Foods *                                   9,700         557,847
                                                                  -------------
   ENERGY - 8.4%
      Dril-Quip *                                        10,600         714,334
      GeoResources *                                     23,665         892,407
      Rosetta Resources *                                13,165         661,805
      SM Energy                                           8,610         569,207
                                                                  -------------
                                                                      2,837,753
                                                                  -------------
   FINANCIALS - 5.9%
      Affiliated Managers Group *                         3,255         369,833
      MarketAxess Holdings                               21,240         728,744
      Texas Capital Bancshares *                         23,500         886,185
                                                                  -------------
                                                                      1,984,762
                                                                  -------------
   HEALTH CARE - 19.9%
      Cantel Medical                                     22,258         522,606
      Haemonetics *                                       7,990         571,844
      HMS Holdings *                                     23,740         571,185
      IDEXX Laboratories *                                5,580         490,649
      Medidata Solutions *                               25,935         671,976
      MWI Veterinary Supply *                             8,575         809,480
      Neogen *                                           11,530         449,555
      PAREXEL International *                            27,520         741,389
      Quality Systems                                    13,445         502,843
      SXC Health Solutions *                              9,370         848,735
      Techne                                              8,065         539,871
                                                                  -------------
                                                                      6,720,133
                                                                  -------------
   INDUSTRIAL - 18.8%
      Acuity Brands                                      12,365         687,123
      Aerovironment *                                     9,015         219,245
      Allegiant Travel *                                  9,070         532,953
      CIRCOR International                               12,975         403,782
      Donaldson                                          13,720         475,535
      Genesee & Wyoming, Cl A *                          14,585         786,277
      Healthcare Services Group                          36,170         767,528
      Marten Transport                                   27,290         575,000
      Middleby *                                          7,040         714,349

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      RBC Bearings *                                     16,285   $     763,441
      Team *                                             15,100         447,413
                                                                  -------------
                                                                      6,372,646
                                                                  -------------
   INFORMATION TECHNOLOGY - 23.7%
      Bottomline Technologies *                          25,870         608,721
      Concur Technologies *                              11,415         645,632
      Constant Contact *                                 21,355         516,150
      DTS *                                              13,315         415,428
      ExlService Holdings *                              11,965         331,191
      Factset Research Systems                            5,200         545,272
      Interactive Intelligence Group *                   21,710         643,919
      Liquidity Services *                               14,140         754,086
      LogMeIn *                                          11,745         422,938
      Opnet Technologies                                 13,040         302,006
      Pegasystems                                        12,110         450,371
      Riverbed Technology *                              22,840         450,633
      Tyler Technologies *                               25,745       1,028,513
      Ultimate Software Group *                          11,640         898,142
                                                                  -------------
                                                                      8,013,002
                                                                  -------------
   MATERIALS - 2.3%
      Balchem                                            13,557         391,797
      Sensient Technologies                              10,680         396,762
                                                                  -------------
                                                                        788,559
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $28,088,650)                                          33,135,607
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           685,465         685,465
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $685,465)                                                685,465
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $28,774,115) ++                                          33,821,072
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 6,503
                                                                  -------------
   NET ASSETS - 100.0%                                            $  33,827,575
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $28,774,115, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,861,896 AND $(814,939), RESPECTIVELY.

CL    - CLASS

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 17

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                                TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                 04/30/12         PRICE         INPUTS        INPUTS
                               ------------   ------------   -----------   ------------
Investments in Securities **   $ 33,821,072   $ 33,821,072   $        --   $         --
                               ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

18 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.9%
--------------------------------------------------------------------------------
   AUSTRALIA - 6.3%
      Amcor                                              80,000   $     626,836
      Ansell                                             40,000         618,918
      Ausdrill                                          250,000       1,067,998
      Australia & New Zealand
         Banking Group                                   60,000       1,494,780
      Beach Energy                                      562,500         820,535
      Commonwealth Bank of Australia                     30,000       1,624,503
      Flight Centre (A)                                  30,000         660,179
      Goodman Group, REIT                               160,000         600,163
      GrainCorp                                         100,000         961,719
      Iluka Resources                                    50,000         885,657
      Lend Lease Group                                   80,000         621,002
      NRW Holdings                                      150,000         639,236
      OneSteel                                          500,000         679,872
      Spark Infrastructure Group                        400,000         604,330
      Suncorp Group                                      70,000         593,703
      Telstra                                           170,000         627,045
                                                                  -------------
                                                                     13,126,476
                                                                  -------------
   BELGIUM - 3.7%
      Anheuser-Busch InBev NV (A)                        45,000       3,243,389
      Groupe Bruxelles Lambert (A)                       10,000         693,750
      KBC Groep NV                                       40,000         773,569
      Nyrstar *                                          80,000         655,495
      Solvay                                              6,000         730,125
      Telenet Group Holding NV *                         20,000         857,888
      Umicore (A)                                        12,000         651,180
                                                                  -------------
                                                                      7,605,396
                                                                  -------------
   BERMUDA - 0.6%
      Catlin Group                                      100,000         684,865
      Lancashire Holdings                                50,000         653,218
                                                                  -------------
                                                                      1,338,083
                                                                  -------------
   BRAZIL - 1.2%
      Banco do Brasil                                    50,000         620,360
      Cielo                                              18,000         540,713
      Petroleo Brasileiro, ADR                           25,000         588,500
      Vale, SP ADR                                       30,000         666,000
                                                                  -------------
                                                                      2,415,573
                                                                  -------------
   CHINA - 0.5%
      Yangzijiang Shipbuilding Holdings               1,000,000         953,535
                                                                  -------------
   COLOMBIA - 1.4%
      BanColombia, SP ADR                                15,000       1,017,450
      Ecopetrol, SP ADR                                  30,000       1,941,000
                                                                  -------------
                                                                      2,958,450
                                                                  -------------
   CYPRUS - 0.4%
      ProSafe                                           120,000         936,230
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FRANCE - 6.3%
      Arkema                                             12,000   $   1,062,823
      AtoS                                               17,000       1,094,876
      AXA *                                              44,311         627,601
      BNP Paribas                                        20,000         803,484
      Casino Guichard-Perrachon *                        12,000       1,178,461
      Christian Dior                                      9,000       1,356,326
      Natixis                                           200,000         609,430
      Nexans                                             15,000         749,841
      Sanofi                                             20,000       1,526,487
      Total                                              30,000       1,432,372
      Valeo                                              20,000         982,183
      Vinci                                              18,000         833,929
      Vivendi                                            40,000         739,417
                                                                  -------------
                                                                     12,997,230
                                                                  -------------
   GERMANY - 6.7%
      BASF (A)                                           22,000       1,811,056
      Bayer (A)                                          15,000       1,056,509
      Bayerische Motoren Werke                           20,000       1,901,094
      Bilfinger Berger                                    6,000         548,725
      Celesio                                            30,000         517,235
      Continental (A)                                     6,000         581,527
      Deutsche Post                                      60,000       1,119,848
      E.ON (A)                                           35,000         792,927
      Freenet (A)                                        60,000       1,042,808
      Hannover Rueckversicherung (A)                     20,000       1,208,932
      Leoni                                              12,000         616,234
      Muenchener
         Rueckversicherungs-Gesellschaft (A)              5,000         725,717
      ProSiebenSat.1 Media                               20,000         507,770
      SAP                                                12,000         795,648
      Suedzucker                                         20,000         608,768
                                                                  -------------
                                                                     13,834,798
                                                                  -------------
   HONG KONG - 5.9%
      BOC Hong Kong Holdings                            250,000         774,942
      Cheung Kong Holdings                               80,000       1,064,103
      CLP Holdings                                      150,000       1,284,695
      Foxconn International Holdings *                1,000,000         474,309
      Giordano International                          1,500,000       1,308,862
      Hutchison Whampoa                                  60,000         577,291
      Johnson Electric Holdings                       1,200,000         754,770
      New World Development                           1,100,000       1,370,986
      Orient Overseas International                      80,000         546,487
      Sino Land                                         500,000         863,552
      SJM Holdings                                      250,000         549,065
      SmarTone Telecommunications
         Holding                                        400,000         752,708
      Sun Hung Kai Properties                            90,000       1,085,756
      Television Broadcasts                             100,000         734,664
                                                                  -------------
                                                                     12,142,190
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 19

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   HUNGARY - 1.6%
      Magyar Telekom Telecommunications ^               300,000   $     754,658
      MOL Hungarian Oil and Gas * ^                      10,000         826,750
      OTP Bank ^                                         50,000         876,485
      Richter Gedeon Nyrt ^                               4,500         777,665
                                                                  -------------
                                                                      3,235,558
                                                                  -------------
   IRELAND - 1.7%
      CRH                                                60,000       1,212,308
      Experian                                           70,000       1,104,790
      Kerry Group                                        25,000       1,130,768
                                                                  -------------
                                                                      3,447,866
                                                                  -------------
   JAPAN - 17.7%
      Aeon ^                                             60,000         783,300
      Aisin Seiki ^                                      20,000         704,253
      Aozora Bank ^                                     170,000         436,013
      Asahi Glass ^                                     100,000         786,256
      Asahi Kasei ^                                     120,000         741,689
      Daikyo ^                                          200,000         521,636
      Daiwa House Industry ^                             70,000         903,299
      DIC ^                                             300,000         623,294
      East Japan Railway ^                               12,000         746,606
      Heiwa ^                                            40,000         833,433
      Hitachi ^                                         150,000         955,387
      Idemitsu Kosan ^                                    6,500         598,497
      Isuzu Motors ^                                    150,000         856,409
      Itochu ^                                          100,000       1,131,421
      JVC Kenwood ^ (A)                                 120,000         511,527
      K's Holdings ^                                     20,000         601,666
      KDDI ^                                                100         654,629
      Marubeni ^                                        120,000         833,245
      Medipal Holdings ^                                 70,000         885,473
      Melco Holdings ^                                   25,000         585,819
      Mitsui ^                                           45,000         702,702
      Mizuho Financial Group ^                          600,000         945,904
      Namco Bandai Holdings ^                            35,000         500,455
      NHK Spring ^                                      100,000       1,043,784
      Nippon Express ^                                  200,000         755,001
      Nippon Shokubai ^                                  50,000         560,172
      Nippon Telegraph and Telephone ^                   12,000         542,948
      Nishi-Nippon City Bank ^                          250,000         661,228
      Nissan Motor ^                                    100,000       1,039,704
      Nomura Research Institute ^                        40,000         917,677
      NTT Data ^                                            200         692,204
      Oki Electric Industry * ^                         400,000         680,935
      ORIX ^                                             10,000         956,108
      Osaka Gas ^                                       250,000       1,011,027
      OTSUKA ^                                           10,000         804,259
      Press Kogyo ^                                     100,000         594,309
      Resona Holdings ^                                 200,000         849,503
      SANKYU ^                                          240,000         952,268
      SCSK ^                                             32,000         498,339
      Shionogi ^                                         50,000         652,179

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Sumitomo ^                                         60,000   $     852,672
      Sumitomo Heavy Industries ^                       150,000         773,646
      Sumitomo Mitsui Financial Group ^                  40,000       1,279,951
      Sumitomo Mitsui Trust Holdings ^                  250,000         732,386
      Toyota Tsusho ^                                    25,000         495,769
      UNY ^                                              70,000         813,460
      YAMADA DENKI ^                                     13,000         843,594
      Zeon ^                                            100,000         871,420
                                                                  -------------
                                                                     36,717,456
                                                                  -------------
   MALAYSIA - 1.0%
      AMMB Holdings                                     250,000         517,184
      Kuala Lumpur Kepong                                70,000         546,861
      Sime Darby                                        150,000         482,816
      UMW Holdings                                      200,000         520,159
                                                                  -------------
                                                                      2,067,020
                                                                  -------------
   NETHERLANDS - 1.3%
      Royal Dutch Shell, Cl B                            75,000       2,734,387
                                                                  -------------
   NEW ZEALAND - 1.4%
      Chorus *                                          220,000         617,073
      SKYCITY Entertainment Group                       200,000         628,030
      Telecom                                           750,000       1,613,008
                                                                  -------------
                                                                      2,858,111
                                                                  -------------
   NORWAY - 2.9%
      Gjensidige Forsikring                              70,000         788,929
      Statoil                                            80,000       2,135,961
      STX OSV Holdings                                  400,000         517,172
      Telenor                                            50,000         919,106
      TGS Nopec Geophysical                              60,000       1,734,071
                                                                  -------------
                                                                      6,095,239
                                                                  -------------
   POLAND - 2.6%
      Bank Pekao                                         15,000         707,354
      KGHM Polska Miedz                                  15,000         660,261
      PGE Grupa Energetyczna                            120,000         718,485
      Polski Koncern Naftowy Orlen *                     65,000         758,364
      Powszechna Kasa Oszczednosci
         Bank Polski                                    175,000       1,875,813
      Synthos                                           300,000         580,344
                                                                  -------------
                                                                      5,300,621
                                                                  -------------
   RUSSIA - 1.0%
      Gazprom, SP ADR                                    75,000         860,250
      Lukoil, SP ADR                                     12,000         736,200
      MMC Norilsk Nickel, ADR                            30,000         531,300
                                                                  -------------
                                                                      2,127,750
                                                                  -------------
   SINGAPORE - 3.3%
      ComfortDelGro                                     450,000         556,364
      DBS Group Holdings                                150,000       1,692,121

                                            See note to schedule of investments.

20 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   SINGAPORE - (CONTINUED)
      Golden Agri-Resources                           1,700,000   $   1,009,697
      Hutchison Port Holdings Trust                     900,000         679,500
      Jardine Cycle & Carriage                           14,651         558,455
      SembCorp Industries                               150,000         612,121
      StarHub                                           250,000         644,444
      UOL Group                                         300,000       1,095,758
                                                                  -------------
                                                                      6,848,460
                                                                  -------------
   SOUTH AFRICA - 1.6%
      ABSA Group                                         25,000         514,579
      Barloworld                                         45,000         567,323
      Imperial Holdings                                  30,000         651,534
      Kumba Iron Ore                                      7,000         494,832
      Sasol                                              10,000         475,201
      Vodacom Group                                      40,000         556,260
                                                                  -------------
                                                                      3,259,729
                                                                  -------------
   SOUTH KOREA - 1.9%
      Daelim Industrial                                   5,000         464,550
      Hana Financial Group                               15,000         515,651
      Hyundai Marine & Fire Insurance                    20,000         513,218
      Kia Motors                                         10,000         737,971
      Samsung Electronics                                 1,000       1,229,952
      SK Networks                                        60,000         495,874
                                                                  -------------
                                                                      3,957,216
                                                                  -------------
   SWITZERLAND - 5.1%
      Clariant *                                         40,000         508,566
      Georg Fischer *                                     1,500         664,766
      Nestle                                             30,000       1,837,713
      Novartis                                           30,000       1,654,272
      OC Oerlikon *                                      70,000         691,786
      Roche Holding                                      10,000       1,826,695
      Sika                                                  400         847,463
      Swiss Life Holding *                                8,000         818,377
      Swiss Re *                                         12,000         752,272
      Zurich Financial Services *                         4,000         978,351
                                                                  -------------
                                                                     10,580,261
                                                                  -------------
   THAILAND - 1.8%
      Advanced Info Service, NVDR                       100,000         595,122
      Bangkok Bank, NVDR                                200,000       1,242,276
      Charoen Pokphand Foods, NVDR                      500,000         662,602
      PTT, NVDR                                          60,000         684,878
      Thai Oil, NVDR                                    250,000         548,780
                                                                  -------------
                                                                      3,733,658
                                                                  -------------
   TURKEY - 2.5%
      Arcelik                                           200,000         876,868
      Haci Omer Sabanci Holding                         250,000       1,039,146
      KOC Holding                                       220,000         816,740
      Tupras Turkiye Petrol Rafinerileri                 35,000         731,388

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   TURKEY - (CONTINUED)
      Turk Telekomunikasyon                             170,000   $     745,338
      Turkiye Halk Bankasi                              150,000       1,050,534
                                                                  -------------
                                                                      5,260,014
                                                                  -------------
   UNITED KINGDOM - 15.5%
      Aberdeen Asset Management                         300,000       1,380,278
      AstraZeneca                                        38,085       1,668,513
      BP                                                250,000       1,805,478
      British American Tobacco                           30,000       1,538,024
      BT Group                                          450,000       1,539,485
      Centrica                                          150,000         747,103
      Compass Group                                     110,000       1,149,664
      Croda International                                30,000       1,086,695
      Daily Mail & General Trust                         80,000         540,491
      Drax Group                                        100,000         881,236
      DS Smith                                          200,000         544,646
      EnQuest *                                         250,000         514,054
      GlaxoSmithKline                                    70,000       1,618,845
      HSBC Holdings                                     168,000       1,513,466
      IG Group Holdings                                 120,000         901,684
      Imperial Tobacco Group                             30,000       1,199,649
      ITV                                               400,000         543,348
      Micro Focus International                          80,000         604,499
      Mondi                                              60,000         556,493
      Petrofac                                           90,000       2,534,161
      Rexam                                             120,000         837,417
      Rio Tinto                                          25,000       1,392,653
      Rolls-Royce Holdings *                             70,000         935,522
      Rolls-Royce Holdings, CL C * ^                  7,420,000          12,042
      Stagecoach Group                                  150,000         603,720
      Tate & Lyle                                        70,000         784,430
      Unilever                                           60,000       2,047,778
      Vodafone Group                                    300,000         830,114
      WH Smith                                          120,000       1,026,323
      William Hill                                      150,000         685,027
                                                                  -------------
                                                                     32,022,838
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $179,602,923)                                        198,554,145
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 6.7%
--------------------------------------------------------------------------------
      Fidelity Institutional Government
         Portfolio (B)                                3,235,108       3,235,108
      Invesco AIM Government & Agency
         Portfolio (B)                                3,235,108       3,235,108
      iShares MSCI All Peru Capped
         Index Fund                                      20,000         919,200
      JP Morgan US Government
         Money Market (B)                             3,235,108       3,235,108
      RBC US Government Money Market (B)              3,235,108       3,235,108
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $13,869,122)                                          13,859,632
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 21

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.8%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA) 0.170%,
         dated on 04/30/12, matures on
         05/01/12, repurchase price $5,752,364
         (collateralized by a U.S. Treasury
         obligation, par value $5,205,000,
         3.125%, 05/15/21, total market
         value $5,878,200)                          $ 5,752,337   $   5,752,337
                                                                  -------------
         TOTAL REPURCHASE AGREEMENT
         (Cost $5,752,337)                                            5,752,337
                                                                  -------------
   TOTAL INVESTMENTS - 105.4%
      (Cost $199,224,382) ++                                        218,166,114
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (5.4)%                         (11,136,046)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 207,030,068
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF APRIL 30, 2012 IS $39,965,056.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $199,224,382, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $26,395,638 AND $(7,453,906), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2012. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2012 IS $12,076,963.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
NVDR   - NON VOTING DEPOSITARY RECEIPT
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

                                FUND SECTORS +++

                                                                         % OF
SECTOR +                                                               PORTFOLIO
Financials .........................................................     21.7%
Industrial .........................................................     12.2%
Consumer Discretionary .............................................     12.0%
Energy .............................................................     11.4%
Materials ..........................................................      9.7%
Consumer Staples ...................................................      8.9%
Telecommunication Services .........................................      6.8%
Health Care ........................................................      6.3%
Information Technology .............................................      4.8%
Utilities ..........................................................      2.9%
Repurchase Agreement ...............................................      2.8%
Registered Investment Companies ....................................      0.5%

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+++ Excludes securities purchased with cash collateral received from securities lending.

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF APRIL 30, 2012 WERE AS FOLLOWS:

                        PRINCIPAL                                 NET
CONTRACTS                 AMOUNT                               UNREALIZED
TO BUY OR               COVERED BY                COUNTER-    APPRECIATION/
 TO SELL    CURRENCY    CONTRACTS    EXPIRATION    PARTY     (DEPRECIATION)
------------------------------------------------------------------------------
   Sell        EUR      11,000,000      07/12        BBH     $     (119,317)**
   Buy         HUF     164,437,088      05/12        BBH               (974)
   Sell        JPY     475,000,000      05/12        BBH             74,315**
   Buy         PLN       5,123,279      05/12        BBH             (5,013)
                                                             --------------
                                                             $      (50,989)
                                                             ==============

**    THE PRIMARY RISK EXPOSURE FOR THE DERIVATIVE IS FOREIGN EXCHANGE
      CONTRACTS.

BBH   - BROWN BROTHERS HARRIMAN & CO.
EUR   - EUROPEAN EURO
HUF   - HUNGARIAN FORINT
JPY   - JAPANESE YEN
PLN   - POLISH ZLOTY

FUTURES - A SUMMARY OF THE OPEN FUTURES HELD BY THE FUND AT APRIL 30, 2012 IS AS
FOLLOWS:

                                                             UNREALIZED
LONG FUTURES          NUMBER OF   EXPIRATION   COUNTER-     APPRECIATION
OUTSTANDING           CONTRACTS      DATE       PARTY     (DEPRECIATION)***
---------------------------------------------------------------------------
FTSE 100 INDEX
   FUTURES                30       JUNE 2012     JPM      $          49,426
TOPIX INDEX FUTURES       30       JUNE 2012     JPM               (175,163)
                                                          -----------------
                                                          $        (125,737)
                                                          =================

*** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

JPM - JPMORGAN CHASE

                                            See note to schedule of investments.

22 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                              LEVEL 2        LEVEL 3
                                             TOTAL FAIR       LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                              VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                              04/30/12         PRICE          INPUTS         INPUTS
                                           -------------   -------------   ------------   ------------
ASSETS:
Common Stocks
      Australia                            $  13,126,476   $  13,126,476   $         --   $         --
      Belgium                                  7,605,396       7,605,396             --             --
      Brazil                                   2,415,573       2,415,573             --             --
      China                                      953,535         953,535             --             --
      Columbia                                 2,958,450       2,958,450             --             --
      Cyprus                                     936,230         936,230             --             --
      France                                  12,997,230      12,997,230             --             --
      Germany                                 13,834,798      13,834,798             --             --
      Hong Kong                               12,142,190      12,142,190             --             --
      Hungary                                  3,235,558              --      3,235,558             --
      Ireland                                  3,447,866       3,447,866             --             --
      Japan                                   36,717,456              --     36,717,456             --
      Malaysia                                 2,067,020       2,067,020             --             --
      Netherlands                              2,734,387       2,734,387             --             --
      New Zealand                              2,858,111       2,858,111             --             --
      Norway                                   6,095,239       6,095,239             --             --
      Poland                                   5,300,621       5,300,621             --             --
      Russia                                   2,127,750       2,127,750             --             --
      Singapore                                6,848,460       6,848,460             --             --
      South Africa                             3,259,729       3,259,729             --             --
      South Korea                              3,957,216       3,957,216             --             --
      Switzerland                             10,580,261      10,580,261             --             --
      Thailand                                 3,733,658       3,733,658             --             --
      Turkey                                   5,260,014       5,260,014             --             --
      United Kingdom                          33,360,921      33,348,879             --         12,042
                                           -------------   -------------   ------------   ------------
Total Common Stocks:                       $ 198,554,145   $ 158,589,089   $ 39,953,014   $     12,042
                                           -------------   -------------   ------------   ------------
   Registered Investment Companies            13,859,632      13,839,632             --             --
   Repurchase Agreement                        5,752,337              --      5,752,337             --
   Derivative Contracts (1)                           --              --
      Futures Contracts                           49,426          49,426             --             --
      Foreign Exchange Contracts                  74,315              --         74,315             --

LIABILITIES:
   Derivative Contracts (1)
      Futures Contracts                         (175,163)       (175,163)            --             --
      Foreign Exchange Contracts                (119,317)             --       (119,317)            --
                                           -------------   -------------   ------------   ------------
Total:                                     $ 217,995,375   $ 172,302,984   $ 45,660,349   $     12,042
                                           =============   =============   ============   ============

(1) Investments in derivatives include open futures contracts and open foreign currency contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 23

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

LARGE CAP CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.0%
      Amazon.com *                                          900   $     208,710
      Autozone *                                            900         356,544
      Federal-Mogul *                                    13,400         173,262
      Home Depot                                         29,595       1,532,725
      Las Vegas Sands                                    11,800         654,782
      Liberty Interactive, Cl A *                         9,800         184,632
      Lowe's                                              9,800         308,406
      Macy's                                             20,400         836,808
      McDonald's                                          6,400         623,680
      Sally Beauty Holdings *                             9,180         244,188
      Starbucks                                           6,000         344,280
      Target                                              6,200         359,228
      Walt Disney                                         6,870         296,166
      Yum! Brands                                         3,475         252,737
                                                                  -------------
                                                                      6,376,148
                                                                  -------------
   CONSUMER STAPLES - 12.3%
      Altria Group                                       33,210       1,069,694
      Beam                                                7,400         420,172
      Coca-Cola                                          25,960       1,981,267
      Coca-Cola Enterprises                              50,800       1,530,096
      Constellation Brands, Cl A *                        8,000         172,800
      Kraft Foods, Cl A                                   6,655         265,335
      Molson Coors Brewing, Cl B                          6,700         278,586
      Philip Morris International                        14,123       1,264,150
      Procter & Gamble                                   26,800       1,705,552
                                                                  -------------
                                                                      8,687,652
                                                                  -------------
   ENERGY - 11.3%
      Anadarko Petroleum                                  4,700         344,087
      Chevron                                            16,400       1,747,584
      ConocoPhillips                                     13,830         990,643
      Denbury Resources *                                11,300         215,152
      EOG Resources                                       6,000         658,860
      EQT                                                 7,100         353,722
      ExxonMobil                                         31,462       2,716,429
      Occidental Petroleum                                7,971         727,115
      Schlumberger                                        3,357         248,888
                                                                  -------------
                                                                      8,002,480
                                                                  -------------
   FINANCIALS - 14.6%
      Allied World Assurance Co Holdings AG @@            7,200         518,112
      Allstate                                            8,900         296,637
      American National Insurance                         3,100         217,620
      Ameriprise Financial                                5,400         292,734
      AON                                                 3,800         196,840
      Charles Schwab                                     33,300         476,190
      Citigroup                                          21,900         723,576
      Fifth Third Bancorp                                28,700         408,401
      JPMorgan Chase                                     32,965       1,416,836
      Regions Financial                                  37,700         254,098
      Reinsurance Group of America                       16,400         953,496
      SLM                                                11,900         176,477

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      SunTrust Banks                                     17,000   $     412,760
      TD Ameritrade Holding                              46,500         873,735
      Travelers                                           3,300         212,256
      Vornado Realty Trust REIT                          10,100         866,984
      Wells Fargo                                        60,945       2,037,391
                                                                  -------------
                                                                     10,334,143
                                                                  -------------
   HEALTH CARE - 9.8%
      Agilent Technologies                                4,300         181,374
      Biogen Idec *                                       2,600         348,426
      Cardinal Health                                     4,300         181,761
      Charles River Laboratories International *          6,300         223,839
      Cigna                                               6,100         282,003
      Cooper                                              6,700         590,739
      Gilead Sciences *                                   4,345         225,983
      Humana                                              2,700         217,836
      McKesson                                            8,000         731,280
      Merck                                              13,190         517,576
      Pfizer                                             61,617       1,412,878
      Stryker                                             4,800         261,936
      Thermo Fisher Scientific                            5,700         317,205
      UnitedHealth Group                                  3,780         212,247
      Watson Pharmaceuticals *                           12,600         949,536
      WellPoint                                           3,960         268,567
                                                                  -------------
                                                                      6,923,186
                                                                  -------------
   INDUSTRIAL - 9.4%
      3M                                                  1,500         134,040
      Babcock & Wilcox *                                  9,000         221,400
      Caterpillar                                         4,500         462,465
      CSX                                                35,700         796,467
      Cummins                                             2,100         243,243
      Delta Air Lines *                                  22,400         245,504
      Eaton                                               3,200         154,176
      General Electric                                   81,455       1,594,889
      KBR                                                 5,500         186,230
      Masco                                              27,400         361,132
      Rockwell Automation                                 3,000         232,020
      Textron                                             8,500         226,440
      Tyco International @@                               4,300         241,359
      United Parcel Service, Cl B                        19,635       1,534,279
                                                                  -------------
                                                                      6,633,644
                                                                  -------------
   INFORMATION TECHNOLOGY - 21.2%
      Analog Devices                                      4,520         176,190
      Apple *                                             8,015       4,682,684
      Applied Materials                                  32,700         392,073
      Cisco Systems                                      29,700         598,455
      eBay *                                             26,700       1,096,035
      Global Payments                                    27,800       1,290,754
      Google, Cl A *                                        700         423,661
      Hewlett-Packard                                    12,200         302,072
      LSI *                                              30,000         241,200

                                            See note to schedule of investments.

24 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

LARGE CAP CORE EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Microsoft                                          35,025   $   1,121,501
      Motorola Solutions                                  8,300         423,549
      NetApp *                                            5,060         196,480
      Oracle                                             16,638         488,991
      Qualcomm                                           19,675       1,256,052
      Tellabs                                           145,400         548,158
      Visa Inc, Cl A                                      2,000         245,960
      Western Digital *                                  39,100       1,517,471
                                                                  -------------
                                                                     15,001,286
                                                                  -------------
   MATERIALS - 3.8%
      Airgas                                             10,900         998,876
      Eastman Chemical                                   19,000       1,025,430
      Praxair                                             5,467         632,532
                                                                  -------------
                                                                      2,656,838
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.5%
      MetroPCS Communications *                          19,900         145,270
      Verizon Communications                             22,600         912,588
                                                                  -------------
                                                                      1,057,858
                                                                  -------------
   UTILITIES - 4.4%
      Calpine *                                          11,000         206,250
      CenterPoint Energy                                 39,800         804,358
      DTE Energy                                         14,100         794,958
      Edison International                               28,600       1,258,683
                                                                  -------------
                                                                      3,064,249
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $58,591,759)                                          68,737,484
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA) 0.170%,
        dated on 04/30/12, matures on 05/01/12,
        repurchase price $1,678,413 (collateralized
        by a U.S. Treasury obligation, par value
        $1,520,000, 3.125%, 05/15/21,
        total market value $1,716,593)               $1,678,405       1,678,405
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,678,405)                                            1,678,405
                                                                  -------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $60,270,164) ++                                          70,415,889
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                               230,979
                                                                  -------------
   NET ASSETS - 100.0%                                            $  70,646,868
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

@@ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $60,270,164, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,708,784 AND $(1,563,059), RESPECTIVELY.

CL   - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2012 IS AS FOLLOWS:

                                                                  UNREALIZED
LONG FUTURES               NUMBER OF   EXPIRATION   COUNTER-     APPRECIATION
OUTSTANDING                CONTRACTS      DATE       PARTY     (DEPRECIATION)**
--------------------------------------------------------------------------------
S&P 500 E-MINI                 22       JUNE 2012      GSC     $         (7,927)
S&P 500 E-MINI                  3       JUNE 2012      GSC                5,707
                                                               ----------------
                                                               $         (2,220)
                                                               ================

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS IN ADDITIONAL DETAILS.

GSC - GOLDMAN SACHS COMPANY
S&P - STANDARD & POOR'S

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 25

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

LARGE CAP CORE EQUITY FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  04/30/12         PRICE         INPUTS       INPUTS
                                ------------   ------------   -----------   ------------
ASSETS:
   Common Stock***              $ 68,737,484   $ 68,737,484   $        --   $         --
   Repurchase Agreement            1,678,405             --     1,678,405             --
   Derivatives (1)
      Equity Contracts                 5,707          5,707            --             --
LIABILITES:
   Derivatives (1)
      Equity Contracts                (7,927)        (7,927)           --             --
                                ------------   ------------   -----------   ------------
Total:                          $ 70,413,669   $ 68,735,264   $ 1,678,405   $         --
                                ============   ============   ===========   ============

***  See  schedule  of  investments   detail  for  industry  and  security  type
     breakouts.

(1)  Investment in derivatives include open futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

26 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.0%
      Dick's Sporting Goods                              33,275   $   1,683,715
      Dollar Tree *                                      12,275       1,247,876
      PetSmart                                           24,995       1,456,209
      Sally Beauty Holdings *                            74,360       1,977,976
      TJX Companies                                      31,805       1,326,586
      Yum! Brands                                        20,245       1,472,419
                                                                  -------------
                                                                      9,164,781
                                                                  -------------
   CONSUMER STAPLES - 15.9%
      Anheuser-Busch InBev NV, SP ADR                    37,672       2,735,741
      Coca-Cola                                          50,532       3,856,602
      Costco Wholesale                                   11,215         988,827
      Kraft Foods, Cl A                                  27,355       1,090,644
      Mead Johnson Nutrition                             13,240       1,132,814
      Philip Morris International                        26,204       2,345,520
                                                                  -------------
                                                                     12,150,148
                                                                  -------------
   ENERGY - 9.9%
      BG Group PLC, SP ADR                               58,440       1,377,431
      Chevron                                             9,845       1,049,083
      ExxonMobil                                         26,300       2,270,742
      Occidental Petroleum                               20,860       1,902,849
      Royal Dutch Shell PLC, ADR                         13,585         971,871
                                                                  -------------
                                                                      7,571,976
                                                                  -------------
   FINANCIALS - 2.6%
      American Tower REIT                                29,690       1,947,070
                                                                  -------------
   HEALTH CARE - 6.8%
      Covidien @@                                        16,110         889,755
      Fresenius Medical Care, ADR                        11,755         834,605
      Johnson & Johnson                                  21,020       1,368,192
      Merck                                              23,565         924,691
      Vertex Pharmaceuticals *                           30,865       1,187,685
                                                                  -------------
                                                                      5,204,928
                                                                  -------------
   INDUSTRIAL - 13.1%
      Danaher                                            41,886       2,271,059
      Donaldson                                          48,058       1,665,690
      JB Hunt Transport Services                         29,185       1,614,806
      Stericycle *                                       20,409       1,767,419
      United Parcel Service, Cl B                        12,435         971,671
      WW Grainger                                         8,215       1,707,241
                                                                  -------------
                                                                      9,997,886
                                                                  -------------
   INFORMATION TECHNOLOGY - 27.6%
      Accenture, Cl A @@                                 17,290       1,122,986
      Analog Devices                                     42,549       1,658,560
      Apple *                                            12,927       7,552,470
      ARM Holdings PLC, SP ADR                           68,415       1,732,952
      Broadcom, Cl A *                                   20,040         733,464
      EMC *                                              95,453       2,692,729
      International Business Machines                     9,425       1,951,729

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Qualcomm                                           45,577   $   2,909,636
      Riverbed Technology *                              37,520         740,270
                                                                  -------------
                                                                     21,094,796
                                                                  -------------
   MATERIALS - 9.1%
      Ecolab                                             49,795       3,171,444
      Praxair                                            32,911       3,807,803
                                                                  -------------
                                                                      6,979,247
                                                                  -------------
   UTILITIES - 1.9%
      ITC Holdings                                       10,372         803,415
      Wisconsin Energy                                   18,544         683,161
                                                                  -------------
                                                                      1,486,576
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $55,051,642)                                          75,597,408
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           935,219         935,219
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $935,219)                                                935,219
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $55,986,861) ++                                          76,532,627
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (72,793)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  76,459,834
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

@@ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,986,861, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,960,454 AND $(414,688), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
ARM    - ADJUSTABLE RATE MORTGAGE
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 27

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                  04/30/12         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Investments in Securities **    $ 76,532,627   $ 76,532,627   $        --   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

28 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.5%+
--------------------------------------------------------------------------------
   HEALTH CARE - 16.9%
      Agilent Technologies                               45,700   $   1,927,626
      Amgen                                              45,700       3,249,727
      AstraZeneca PLC, SP ADR                            45,700       2,006,230
      Baxter International                               45,700       2,532,237
      Biogen Idec *                                      45,700       6,124,257
      Boston Scientific *                                45,700         286,082
      Bristol-Myers Squibb                               45,700       1,525,009
      CONMED                                             45,700       1,306,563
      Gilead Sciences *                                  45,700       2,376,857
      Life Technologies *                                45,700       2,118,652
      Medtronic                                          45,700       1,745,740
      Novartis AG, ADR                                   45,700       2,521,269
      St. Jude Medical                                   45,700       1,769,504
      Thermo Fisher Scientific                           45,700       2,543,205
      Valeant Pharmaceuticals International * @@         45,700       2,542,291
      ViroPharma *                                       45,700         993,975
                                                                  -------------
                                                                     35,569,224
                                                                  -------------
   INDUSTRIAL - 5.9%
      Goodrich                                           45,700       5,733,522
      Lockheed Martin                                    45,700       4,137,678
      Raytheon                                           45,700       2,474,198
                                                                  -------------
                                                                     12,345,398
                                                                  -------------
   INFORMATION TECHNOLOGY - 75.2%
      Adobe Systems *                                    45,700       1,533,692
      Altera                                             45,700       1,625,549
      Amdocs * @@                                        45,700       1,462,400
      Amphenol, Cl A                                     45,700       2,656,998
      Analog Devices                                     45,700       1,781,386
      Apple *                                            45,700      26,699,768
      Applied Materials                                  45,700         547,943
      Arris Group *                                      45,700         590,901
      Autodesk *                                         45,700       1,799,209
      Automatic Data Processing                          45,700       2,541,834
      BMC Software *                                     45,700       1,885,582
      Broadcom, Cl A *                                   45,700       1,672,620
      CA                                                 45,700       1,207,394
      Check Point Software Technologies * @@             45,700       2,656,541
      Ciena *                                            45,700         677,274
      Cisco Systems                                      45,700         920,855
      Citrix Systems *                                   45,700       3,912,377
      Computer Sciences                                  45,700       1,282,342
      Compuware *                                        45,700         398,504
      Comtech Telecommunications                         45,700       1,413,044
      Corning                                            45,700         655,795
      Cypress Semiconductor *                            45,700         708,350
      Dell *                                             45,700         748,109
      Digital River *                                    45,700         859,617
      DST Systems                                        45,700       2,558,286
      eBay *                                             45,700       1,875,985
      EMC *                                              45,700       1,289,197
      Emulex *                                           45,700         396,676

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      F5 Networks *                                      45,700   $   6,120,601
      Harmonic *                                         45,700         215,704
      Harris                                             45,700       2,081,178
      Hewlett-Packard                                    45,700       1,131,532
      Intel                                              45,700       1,297,880
      InterDigital                                       45,700       1,266,804
      International Business Machines                    45,700       9,463,556
      Intuit                                             45,700       2,649,229
      Ixia *                                             45,700         575,820
      j2 Global                                          45,700       1,180,431
      JDS Uniphase *                                     45,700         555,255
      Juniper Networks *                                 45,700         979,351
      KLA-Tencor                                         45,700       2,383,255
      Lam Research *                                     45,700       1,903,405
      Linear Technology                                  45,700       1,494,847
      LSI *                                              45,700         367,428
      MEMC Electronic Materials *                        45,700         164,063
      Microsoft                                          45,700       1,463,314
      Motorola Solutions                                 45,700       2,332,071
      NetApp *                                           45,700       1,774,531
      Nokia, SP ADR                                      45,700         166,805
      Novellus Systems *                                 45,700       2,136,475
      NVIDIA *                                           45,700         594,100
      Open Text *                                        45,700       2,558,743
      Oracle                                             45,700       1,343,123
      Parametric Technology *                            45,700         986,206
      Polycom *                                          45,700         606,439
      Progress Software *                                45,700       1,057,498
      QLogic *                                           45,700         788,325
      QUALCOMM                                           45,700       2,917,488
      RealNetworks                                       45,700         437,349
      Red Hat *                                          45,700       2,724,177
      Salesforce.com *                                   45,700       7,116,861
      SanDisk *                                          45,700       1,691,357
      SAP, SP ADR                                        45,700       3,029,453
      Seagate Technology @@                              45,700       1,405,732
      Standard Microsystems *                            45,700       1,210,136
      Symantec *                                         45,700         754,964
      Synopsys *                                         45,700       1,371,457
      Tellabs                                            45,700         172,289
      Teradata *                                         45,700       3,188,946
      Teradyne *                                         45,700         786,497
      Tessera Technologies *                             45,700         714,748
      Texas Instruments                                  45,700       1,459,658
      VASCO Data Security International *                45,700         356,003
      VeriSign                                           45,700       1,878,727
      VMware, Cl A *                                     45,700       5,105,604
      Websense *                                         45,700         947,818
      Western Digital *                                  45,750       1,775,558
      Xerox Corp                                         45,700         355,546
      Xilinx                                             45,700       1,662,566
      Yahoo! *                                           45,700         710,178
                                                                  -------------
                                                                    157,769,309
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 29

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 0.5%
      Telephone and Data Systems                         45,700   $   1,110,053
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $115,473,633)                                        206,793,984
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
      PowerShares QQQ Trust Series 1                     28,200       1,882,632
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,887,201)                                            1,882,632
                                                                  -------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $117,360,834) ++                                        208,676,616
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.6%                             1,164,264
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 209,840,880
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

@@ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $117,360,834, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $100,111,572 AND $(8,795,790), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                       VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                       04/30/12         PRICE          INPUTS        INPUTS
                                    -------------   -------------   -----------   ------------
Investment in Securities**          $ 208,676,616   $ 208,676,616   $        --   $         --
                                    =============   =============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's Policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

30 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SMALL CAP CORE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.8%
      AFC Enterprises *                                  19,500   $     333,060
      Ameristar Casinos                                  26,100         469,278
      Arbitron                                           14,200         540,310
      Arctic Cat *                                       11,200         495,488
      Beazer Homes USA *                                136,700         423,770
      bebe stores                                        40,700         333,740
      Bob Evans Farms                                    14,100         539,184
      Brunswick                                          16,800         441,672
      Capella Education *                                 7,500         245,325
      Columbia Sportswear                                15,000         706,500
      Cooper Tire & Rubber                               18,200         272,090
      Dillard's, Cl A                                     5,700         367,992
      Domino's Pizza *                                   10,900         412,129
      EW Scripps, Cl A *                                 16,700         152,972
      Grand Canyon Education *                           18,800         326,932
      MDC Holdings                                        7,300         205,203
      Movado Group                                        7,900         223,965
      Papa John's International *                        12,100         487,388
      Pier 1 Imports                                    111,100       1,908,698
      Pinnacle Entertainment *                           28,000         310,800
      Scholastic                                         17,500         534,625
      Smith & Wesson Holding *                           97,300         802,725
      Sonic *                                            15,200         109,744
      True Religion Apparel *                             9,700         263,452
                                                                  -------------
                                                                     10,907,042
                                                                  -------------
   CONSUMER STAPLES - 1.4%
      Fresh Del Monte Produce @@                         10,100         234,017
      TreeHouse Foods *                                   5,400         310,554
      United Natural Foods *                              4,200         207,018
      Universal                                           3,300         151,239
                                                                  -------------
                                                                        902,828
                                                                  -------------
   ENERGY - 5.5%
      Berry Petroleum, Cl A                               5,300         241,415
      C&J Energy Services *                              12,500         235,625
      Energy XXI * @@                                    12,200         459,696
      Exterran Holdings *                                44,000         594,440
      Helix Energy Solutions Group *                     42,800         873,548
      Lufkin Industries                                   4,000         307,360
      OYO Geospace *                                      1,800         207,396
      REX American Resources *                            6,700         185,858
      Stone Energy *                                      4,300         120,615
      W&T Offshore                                       17,800         351,906
                                                                  -------------
                                                                      3,577,859
                                                                  -------------
   FINANCIALS - 22.2%
      AG Mortgage Investment Trust                        7,500         148,500
      Alterra Capital Holdings @@                        19,100         457,063
      Anworth Mortgage Asset REIT                        37,900         255,446
      Banco Latinoamericano
         de Comercio Exterior SA, Cl E @@                14,700         306,495

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      CBL & Associates Properties REIT                   31,300   $     583,119
      Colonial Properties Trust REIT                      9,200         205,804
      Cousins Properties REIT                            47,550         373,743
      Dime Community Bancshares                          14,700         203,742
      Extra Space Storage REIT                           33,300       1,010,655
      First American Financial                           29,300         490,775
      First Industrial Realty Trust REIT *               54,900         677,466
      Flushing Financial                                 11,400         148,542
      Forestar Group *                                    9,200         141,496
      Franklin Street Properties REIT                    36,500         367,555
      GFI Group                                          49,600         163,680
      Healthcare Realty Trust REIT                       19,700         423,156
      Huntington Bancshares                              53,200         355,908
      International Bancshares                           33,100         653,063
      Knight Capital Group, Cl A *                       24,600         323,244
      Lexington Realty Trust REIT                        51,600         459,240
      Parkway Properties REIT                            19,400         191,866
      Pinnacle Financial Partners *                       6,600         120,780
      Post Properties REIT                               19,100         930,170
      Primerica                                          51,900       1,361,337
      PrivateBancorp                                     28,600         449,878
      Protective Life                                    20,100         588,126
      PS Business Parks REIT                              3,700         252,525
      Sovran Self Storage REIT                           11,200         590,240
      StanCorp Financial Group                           12,900         495,102
      Trustmark                                           9,100         231,595
      Validus Holdings @@                                12,700         412,750
      Webster Financial                                  23,400         531,882
      WesBanco                                            8,400         172,032
      Westamerica Bancorporation                          4,200         192,654
      Wilshire Bancorp *                                 36,200         194,032
                                                                  -------------
                                                                     14,463,661
                                                                  -------------
   HEALTH CARE - 11.6%
      Affymax *                                          25,700         336,927
      Alnylam Pharmaceuticals *                          23,000         261,970
      Array Biopharma *                                  34,500         120,405
      Auxilium Pharmaceuticals *                         42,400         759,808
      Cepheid *                                           8,200         314,962
      Clovis Oncology *                                  10,300         184,679
      Computer Programs & Systems                         3,600         214,524
      Conceptus *                                        11,800         221,486
      Cyberonics *                                        6,300         241,290
      Hi-Tech Pharmacal *                                 5,300         172,727
      InterMune *                                        15,600         162,864
      Jazz Pharmaceuticals *                             11,900         607,257
      Lumenis * @@                                           13              --
      Magellan Health Services *                         10,600         469,368
      MedAssets *                                        36,200         456,482
      Medicis Pharmaceutical, Cl A                        7,100         273,137
      Par Pharmaceutical *                               22,400         948,416
      Providence Service *                               10,400         146,224
      Questcor Pharmaceuticals *                          7,700         345,730

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 31

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SMALL CAP CORE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Sirona Dental Systems *                             5,800   $     292,958
      Volcano *                                          13,000         352,950
      WellCare Health Plans *                             8,600         526,148
      XenoPort *                                         28,100         128,417
                                                                  -------------
                                                                      7,538,729
                                                                  -------------
   INDUSTRIAL - 13.0%
      AAR                                                18,600         287,370
      Aircastle                                          14,400         174,960
      Alaska Air Group *                                 12,600         425,880
      AO Smith                                            2,150         102,340
      Applied Industrial Technologies                     5,100         200,430
      Arkansas Best                                      28,000         429,520
      Cascade                                             2,600         122,382
      CDI                                                 6,800         120,632
      Clean Harbors *                                    16,000       1,091,840
      Columbus McKinnon *                                11,300         167,579
      Dycom Industries *                                 24,200         566,038
      Ennis                                              10,800         170,208
      Flow International *                               42,300         173,853
      FreightCar America                                 18,400         397,440
      Insperity                                           5,200         141,804
      Knight Transportation                              22,500         369,450
      Knoll                                               7,100         105,009
      Korn/Ferry International *                          8,800         142,120
      NCI Building Systems *                              9,300         111,507
      Resources Connection                               37,500         486,750
      Ryder System                                        1,000          48,720
      Sauer-Danfoss                                      17,400         753,594
      Seaboard *                                            110         218,946
      Swift Transportation Co *                          33,600         352,464
      Taser International *                              63,400         291,640
      Titan Machinery *                                   6,500         231,595
      US Airways Group *                                 43,400         445,284
      USG *                                              17,100         308,655
                                                                  -------------
                                                                      8,438,010
                                                                  -------------
   INFORMATION TECHNOLOGY - 18.0%
      Acxiom *                                            7,900         108,467
      ADTRAN                                             21,300         650,076
      Angie's List *                                     10,900         152,055
      Aspen Technology *                                 22,600         447,028
      Blackbaud                                          10,000         309,800
      Brightpoint *                                      21,300         130,356
      Cavium *                                            9,500         277,970
      Cirrus Logic *                                     17,100         468,198
      CommVault Systems *                                 7,400         385,318
      Comtech Telecommunications                         35,200       1,088,384
      Cornerstone OnDemand *                             13,800         286,764

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Emulex *                                           62,000   $     538,160
      Fair Isaac                                         15,400         660,660
      Fairchild Semiconductor International *            34,000         481,780
      Formfactor *                                       24,100         134,960
      Imperva *                                           6,200         215,574
      Integrated Device Technology *                     56,400         381,828
      Manhattan Associates *                             27,300       1,369,095
      Micrel                                             30,400         331,056
      MicroStrategy, Cl A *                               1,300         181,714
      MoneyGram International *                          14,700         247,548
      Monolithic Power Systems *                         29,500         611,240
      MTS Systems                                         3,400         163,098
      Netgear *                                           1,400          53,900
      NetSuite *                                         12,200         541,436
      Novatel Wireless *                                 46,900         135,541
      Parametric Technology *                            10,000         215,800
      Sigma Designs *                                    25,300         139,403
      TIBCO Software *                                   13,900         457,310
      Tyler Technologies *                               12,800         511,360
                                                                  -------------
                                                                     11,675,879
                                                                  -------------
   MATERIALS - 5.3%
      A. Schulman                                        21,800         536,498
      Coeur d'Alene Mines *                               8,900         191,795
      Deltic Timber                                       4,700         287,076
      Domtar (Canada) @@                                  2,300         201,204
      Eagle Materials                                    13,700         482,514
      Flotek Industries *                                14,900         203,237
      Minerals Technologies                               2,100         140,910
      Neenah Paper                                        8,400         239,904
      Rockwood Holdings *                                 2,200         121,748
      Sensient Technologies                               8,235         305,930
      Stepan                                              2,800         254,408
      Worthington Industries                             19,000         338,960
      Zoltek *                                           14,300         157,729
                                                                  -------------
                                                                      3,461,913
                                                                  -------------
   UTILITIES - 1.9%
      NorthWestern                                        2,600          92,352
      PNM Resources                                      54,400       1,020,544
      Unitil                                              5,200         137,592
                                                                  -------------
                                                                      1,250,488
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $52,429,426)                                          62,216,409
                                                                  -------------

                                            See note to schedule of investments.

32 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SMALL CAP CORE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.0%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.170%, dated 04/30/12, matures on
         05/01/12, repurchase price $2,636,590
         (collateralized by a U.S. Treasury
         obligation, par value $2,390,000,
         3.125%, 05/15/21, total market
         value $2,699,116)                          $ 2,636,578   $   2,636,578
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,636,578)                                            2,636,578
                                                                  -------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $55,066,004) ++                                          64,852,987
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                               162,778
                                                                  -------------
   NET ASSETS - 100.0%                                            $  65,015,765
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

@@ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,066,004, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,662,958, AND $(1,966,283), RESPECTIVELY.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2012 IS AS FOLLOWS:

LONG FUTURES                  NUMBER OF   EXPIRATION   COUNTER-     UNREALIZED
OUTSTANDING                   CONTRACTS      DATE       PARTY     DEPRECIATION**
--------------------------------------------------------------------------------
RUSSELL 2000 MINI INDEX
   FUTURES                      32        JUNE 2012      GSC        $(20,334)

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

GSC   - GOLDMAN SACHS COMPANY

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                       VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                       04/30/12         PRICE          INPUTS        INPUTS
                                    -------------   -------------   -----------   ------------
ASSETS:
   Common Stock***                  $  62,216,409   $  62,216,409   $        --   $         --
   Repurchase Agreement                 2,636,578              --     2,636,578             --
LIABILITIES:
   Derivatives (1)
      Equity Contracts                    (20,334)        (20,334)           --             --
                                    -------------   -------------   -----------   ------------
Total:                              $  64,832,653   $  62,196,075   $ 2,636,578   $         --
                                    =============   =============   ===========   ============

***   See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

For more Information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 33

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

VALUE FUND (FORMERLY VALUE MOMENTUM FUND)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.6%
      Comcast, Cl A                                     280,200   $   8,358,366
      Daimler @@                                         50,000       2,758,500
      Home Depot                                         59,000       3,055,610
      McGraw-Hill                                       104,450       5,135,806
      News, Cl A                                        271,800       5,327,280
      Office Depot *                                    211,500         642,960
      Target                                            148,000       8,575,120
      Time Warner Cable                                  87,000       6,999,150
      Visteon *                                          37,000       1,856,290
      Walt Disney                                       145,500       6,272,505
                                                                  -------------
                                                                     48,981,587
                                                                  -------------
   CONSUMER STAPLES - 11.0%
      Altria Group                                      121,600       3,916,736
      CVS Caremark                                       44,500       1,985,590
      Diageo, SP ADR                                     46,200       4,671,744
      Heineken, ADR                                     203,000       5,566,260
      Henkel KGaA, SP ADR                                85,000       5,196,475
      Philip Morris International                        95,000       8,503,450
      Unilever, NY Shares @@                            208,000       7,144,800
      Walgreen                                           69,000       2,419,140
                                                                  -------------
                                                                     39,404,195
                                                                  -------------
   ENERGY - 12.6%
      Apache                                             56,250       5,396,625
      Chevron                                            86,600       9,228,096
      Halliburton                                        83,200       2,847,104
      Occidental Petroleum                               57,600       5,254,272
      Peabody Energy                                    140,000       4,355,400
      Royal Dutch Shell PLC, ADR                         93,000       6,822,480
      Suncor Energy (Canada)                             73,250       2,420,180
      Williams                                          208,000       7,078,240
      WPX Energy *                                      109,000       1,915,130
                                                                  -------------
                                                                     45,317,527
                                                                  -------------
   FINANCIALS - 17.5%
      ACE @@                                             50,500       3,836,485
      Bank of New York Mellon                           148,850       3,520,302
      Berkshire Hathaway, Cl B *                        134,700      10,836,615
      Charles Schwab                                    103,000       1,472,900
      CIT Group *                                        92,000       3,482,200
      Citigroup                                         182,000       6,013,280
      Goldman Sachs Group                                34,650       3,989,947
      JPMorgan Chase                                    223,000       9,584,540
      MetLife                                           130,000       4,683,900
      Wells Fargo                                       344,500      11,516,635
      Weyerhaeuser, REIT                                198,350       4,038,406
                                                                  -------------
                                                                     62,975,210
                                                                  -------------
   HEALTH CARE - 10.6%
      Covidien @@                                        87,650       4,840,910
      Merck                                             184,300       7,231,932
      Novartis AG, ADR                                   59,700       3,293,649

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Pfizer                                            431,500   $   9,894,295
      Roche Holding, SP ADR                              80,000       3,665,600
      Teva Pharmaceutical Industries,
         SP ADR                                          19,100         873,634
      UnitedHealth Group                                147,050       8,256,858
                                                                  -------------
                                                                     38,056,878
                                                                  -------------
   INDUSTRIAL - 14.4%
      ABB, SP ADR                                       134,450       2,537,072
      Canadian Pacific Railway @@                        22,000       1,704,560
      Honeywell International                           133,000       8,067,780
      Jardine Matheson Holdings, ADR                     60,350       3,014,483
      Lockheed Martin                                    43,550       3,943,017
      Rolls-Royce Holdings PLC, SP ADR                   52,500       3,499,650
      Schindler Holding AG, COP
         (Switzerland)                                   29,200       3,776,874
      Siemens AG, SP ADR                                 41,000       3,807,670
      Tyco International @@                             106,600       5,983,458
      United Parcel Service, Cl B                        93,500       7,306,090
      United Technologies                                64,350       5,253,534
      Vinci                                              64,500       2,988,246
                                                                  -------------
                                                                     51,882,434
                                                                  -------------
   INFORMATION TECHNOLOGY - 15.4%
      CA                                                 53,900       1,424,038
      Corning                                           215,850       3,097,447
      Hewlett-Packard                                   248,500       6,152,860
      Hitachi, ADR                                       30,400       1,924,320
      Intel                                             328,000       9,315,200
      Microsoft                                         580,150      18,576,403
      Motorola Solutions                                120,000       6,123,600
      Texas Instruments                                 140,750       4,495,555
      Western Union                                     233,750       4,296,325
                                                                  -------------
                                                                     55,405,748
                                                                  -------------
   MATERIALS - 2.1%
      Anglo American PLC, ADR                            42,450         818,436
      BHP Billiton PLC, ADR                              33,800       2,175,368
      Crown Holdings *                                   74,000       2,736,520
      Dow Chemical                                       54,450       1,844,766
                                                                  -------------
                                                                      7,575,090
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.7%
      Vodafone Group PLC, SP ADR                         90,700       2,524,181
                                                                  -------------
   UTILITIES - 1.0%
      Questar                                           172,250       3,401,938
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $299,155,605)                                        355,524,788
                                                                  -------------

                                            See note to schedule of investments.

34 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         1,315,869   $   1,315,869
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,315,869)                                            1,315,869
                                                                  -------------

   TOTAL INVESTMENTS - 99.3%
      (Cost $300,471,474) ++                                        356,840,657
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.7%                             2,593,118
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 359,433,775
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

@@ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $300,471,474, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $64,254,161 AND $(7,884,978), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
NY     - NEW YORK
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                 TOTAL FAIR       LEVEL 1      SIGNIFICANT  SIGNIFICANT
                                  VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                  04/30/12         PRICE         INPUTS        INPUTS
                                -------------  -------------   -----------  ------------
Investments in Securities **    $ 356,840,657  $ 356,840,657   $        --  $         --
                                =============  =============   ===========  ============

** See schedule of investments detail for industry breakout.

For more Information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 35

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

TACTICAL CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 82.5%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 4.0%                        166,040   $   1,974,219
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.4% *                       54,825         690,240
      HighMark Equity Income Fund,
         Fiduciary Shares - 1.3%                         64,454         649,692
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 4.8% *                       93,394       2,388,075
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 2.7% *                       40,313       1,304,110
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.8%                       889,977       5,820,450
      HighMark Large Cap Core Equity Fund,
         Fiduciary Shares - 22.1%                     1,155,746      10,898,685
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.1%                        179,472       2,042,397
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.7% *                       23,424         848,651
      HighMark Small Cap Core Fund,
         Fiduciary Shares - 13.7% *                     343,608       6,738,157
      HighMark Value Momentum Fund,
         Fiduciary Shares - 14.9%                       451,062       7,325,243
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $36,356,045)                                          40,679,919
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 7.1%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.1%                          1,440          16,522
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 7.0%                        342,395       3,461,610
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $3,464,653)                                            3,478,132
                                                                  -------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.8%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.1%                      18,311         520,406
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 4.8%                     123,593       2,375,465
      Morgan Stanley Institutional Fund - U.S.
         Real Estate Portfolio,
         Institutional Class - 0.3%                       9,898         168,364
      Vanguard Health Care Fund,
         Admiral Shares - 0.6%                            5,361         312,443
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $3,362,777)                                            3,376,678
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 3.0%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 3.0%                     252,049   $   1,471,967
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED INVESTMENT COMPANY
         (Cost $1,441,482)                                            1,471,967
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.170%, dated on 04/30/12,
         matures on 05/01/12, repurchase
         price $298,162 (collateralized
         by a U.S. Treasury obligation,
         par value $270,000, 3.125%,
         05/15/21, total market
         value $304,921)                            $   298,160         298,160
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $298,160)                                                298,160
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $44,923,117) +                                           49,304,856
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                13,444
                                                                  -------------
   NET ASSETS - 100.0%                                            $  49,318,300
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $44,923,117, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,488,617 AND $(106,878), RESPECTIVELY.

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2012 IS AS FOLLOWS:

LONG FUTURES       NUMBER OF   EXPIRATION   COUNTER-     UNREALIZED
OUTSTANDING        CONTRACTS      DATE       PARTY     DEPRECIATION**
----------------------------------------------------------------------
JAPANESE YEN           3        JUNE 2012     GSC      $      (15,404)

** THE PRIMARY RISK EXPOSURE IS FOREIGN CURRENCY EXCHANGE RISK. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

GSC - GOLDMAN SACHS COMPANY

                                            See note to schedule of investments.

36 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

TACTICAL CAPITAL GROWTH ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                        TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                         VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                         04/30/12        PRICE         INPUTS         INPUTS
                                                       ------------   ------------   -----------   ------------
ASSETS:
  Investments in Registered Investment Companies **    $ 49,006,696   $ 49,006,696   $        --   $         --
  Repurchase Agreement                                      298,160             --       298,160             --
LIABILITIES:
  Derivatives (1)
     Foreign Currency Futures                               (15,404)            --       (15,404)            --
                                                       ------------   ------------   -----------   ------------
Total:                                                 $ 49,289,452   $ 49,006,696   $   282,756   $         --
                                                       ============   ============   ===========   ============

** See schedule of investments detail for security type breakout.

(1) Investments in derivatives include open futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 37

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

TACTICAL GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 64.4%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 3.3%                        178,550   $   2,122,960
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.1% *                       54,673         688,339
      HighMark Equity Income Fund,
         Fiduciary Shares - 1.1%                         68,971         695,230
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 3.6% *                       92,778       2,372,335
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 2.1% *                       43,021       1,391,718
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.7%                        969,401       6,339,882
      HighMark Large Cap Core Equity Fund,
         Fiduciary Shares - 15.6%                     1,076,118      10,147,792
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 3.8%                        216,431       2,462,983
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.3% *                       23,031         834,413
      HighMark Small Cap Core Fund,
         Fiduciary Shares - 10.9% *                     360,488       7,069,175
      HighMark Value Momentum Fund,
         Fiduciary Shares - 11.9%                       475,102       7,715,650
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $37,425,231)                                          41,840,477
                                                                  -------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 21.3%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 7.4%                        417,499       4,788,709
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 13.9%                       896,883       9,067,491
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $13,755,513)                                          13,856,200
                                                                  -------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 5.1%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.8%                      18,011         511,873
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.7%                     124,606       2,394,934
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.3%                       9,918         168,712
      Vanguard Health Care Fund,
         Admiral Shares - 0.3%                            3,981         231,999
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $3,250,304)                                           3,307,518
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.7%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 4.7%                     520,490   $   3,039,664
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED INVESTMENT COMPANY
         (Cost $2,951,145)                                            3,039,664
                                                                  -------------
   REPURCHASE AGREEMENT - 4.6%
      Credit Suisse Securities (USA)
         0.170%, dated on 04/30/12,
         matures on 05/01/12, repurchase
         price $2,997,680 (collateralized by a
         U.S. Treasury obligation, par value
         $2,715,000, 3.125%, 05/15/21,
         total market value $3,066,151)            $  2,997,666       2,997,666
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,997,666)                                            2,997,666
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $60,379,859) +                                           65,041,525
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (62,313)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  64,979,212
                                                                  =============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $60,379,859, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,675,957 AND $(14,291), RESPECTIVELY.

FUTURES - A SUMMARY OF THE OPEN FUTURES HELD BY THE FUND AT APRIL 30, 2012 IS AS
FOLLOWS:

LONG FUTURES   NUMBER OF   EXPIRATION   COUNTER-     UNREALIZED
OUTSTANDING    CONTRACTS      DATE       PARTY     DEPRECIATION**
-----------------------------------------------------------------
JAPENESE YEN       4       JUNE 2012      GSC      $      (20,539)

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

GSC - GOLDMAN SACHS COMPANY

                                            See note to schedule of investments.

38 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

TACTICAL GROWTH & INCOME ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           04/30/12        PRICE          INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
ASSETS:
   Investments in Registered Investment Companies **    $  62,043,859   $ 62,043,859   $        --   $         --
   Repurchase Agreement                                     2,997,666             --     2,997,666             --
LIABILITIES:
   Derivatives (1)
      Foreign Currency Futures                                (20,539)       (20,539)           --             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $  65,020,986   $ 62,023,320   $ 2,997,666   $         --
                                                        =============   ============   ===========   ============

**  See schedule of investments detail for security type breakout.

(1) Investments in derivatives include futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 39

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 51.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.9%
      Comcast
         5.700%, 07/01/19                           $ 3,500,000   $   4,168,098
      DIRECTV Holdings
         LLC/DIRECTV Financing (A)
         2.400%, 03/15/17                             2,100,000       2,104,668
      Gap
         5.950%, 04/12/21                             3,750,000       3,877,148
      Macy's Retail Holdings
         3.875%, 01/15/22                             1,800,000       1,853,163
      News America Holdings
         7.750%, 02/01/24                             1,000,000       1,172,231
      Staples
         9.750%, 01/15/14                             1,500,000       1,699,731
      Starwood Hotels & Resorts Worldwide
         6.250%, 02/15/13                             5,000,000       5,181,250
      Time Warner Entertainment
         8.375%, 03/15/23                             5,000,000       6,766,635
                                                                  -------------
                                                                     26,822,924
                                                                  -------------
   ENERGY - 7.2%
      Cimarex Energy
         5.875%, 05/01/22                             1,700,000       1,759,500
      Energy Transfer Partners
         9.700%, 03/15/19                             2,000,000       2,576,136
      Kinder Morgan Energy Partners
         3.950%, 09/01/22                             3,750,000       3,776,426
      Magellan Midstream Partners
         6.550%, 07/15/19                             3,000,000       3,606,333
         4.250%, 02/01/21                               500,000         528,596
      Petrobras International Finance
         3.875%, 01/27/16                             4,000,000       4,187,336
      Petrohawk Energy
         7.875%, 06/01/15                             4,000,000       4,200,000
      Transcontinental Gas Pipe Line
         7.250%, 12/01/26                             2,250,000       3,002,675
      Transocean
         5.050%, 12/15/16                             2,500,000       2,714,715
      Weatherford International
         4.500%, 04/15/22                               860,000         887,646
      Williams Partners
         5.250%, 03/15/20                             1,000,000       1,123,412
                                                                  -------------
                                                                     28,362,775
                                                                  -------------
   FINANCIALS - 13.8%
      American International Group
         4.250%, 09/15/14                             4,000,000       4,173,680
      Bank of America, MTN
         5.650%, 05/01/18                             3,000,000       3,172,884
      BB&T Capital Trust II
         6.750%, 06/07/36                             1,500,000       1,519,835
      BB&T, MTN
         2.150%, 03/22/17                             2,960,000       2,973,329
      Berkshire Hathaway Finance
         5.400%, 05/15/18                               850,000       1,004,944

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Boston Properties
         4.125%, 05/15/21                           $ 3,000,000   $   3,140,556
      Capital One Financial
         4.750%, 07/15/21                             1,350,000       1,455,789
      Citigroup
         4.750%, 05/19/15                             3,500,000       3,677,104
      Ford Motor Credit
         5.000%, 05/15/18                             2,700,000       2,917,698
      GE Global Insurance
         7.750%, 06/15/30                             3,300,000       4,096,934
      General Electric Capital, MTN
         2.300%, 04/27/17                             6,000,000       6,008,142
      HSBC Bank PLC (A)
         2.000%, 01/19/14                             2,350,000       2,356,199
      HSBC Holdings PLC
         5.100%, 04/05/21                               750,000         825,857
      JPMorgan Chase
         4.250%, 10/15/20                             4,400,000       4,608,344
      Lehman Brothers Holdings, MTN (B)
         5.625%, 12/01/49                             4,000,000         995,000
      NASDAQ OMX Group
         5.250%, 01/16/18                             2,000,000       2,135,584
      NB Capital Trust IV
         8.250%, 04/15/27                             2,000,000       2,020,000
      Wells Fargo
         5.625%, 12/11/17                             4,000,000       4,693,104
         1.250%, 02/13/15                             2,000,000       2,003,916
                                                                  -------------
                                                                     53,778,899
                                                                  -------------
   FOREIGN GOVERNMENTS - 1.5%
      Export-Import Bank of Korea
         4.000%, 01/11/17                             2,800,000       2,938,922
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                             1,125,000       1,662,258
      Province of Saskatchewan
         9.375%, 12/15/20                             1,000,000       1,493,897
                                                                  -------------
                                                                      6,095,077
                                                                  -------------
   HEALTH CARE - 4.0%
      Amgen
         3.875%, 11/15/21                             3,350,000       3,521,835
      Gilead Sciences
         4.400%, 12/01/21                             1,000,000       1,086,458
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                             3,000,000       3,252,843
      Teva Pharmaceutical Finance
         3.650%, 11/10/21                             4,000,000       4,145,024
      Wellpoint
         7.000%, 02/15/19                             2,000,000       2,521,914
         6.000%, 02/15/14                             1,000,000       1,086,054
                                                                  -------------
                                                                     15,614,128
                                                                  -------------

                                            See note to schedule of investments.

40 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 2.2%
      Continental Airlines Pass Through Trust,
         Ser 2010-1, Cl A
         4.750%, 01/12/21                           $ 2,942,216   $   3,045,194
      Continental Airlines, Ser 98-1B (C)
         6.748%, 03/15/17                               564,542         558,897
      Delta Air Lines, Ser 11-1A
         5.300%, 04/15/19                             1,722,190       1,819,064
      L-3 Communications, Ser B
         6.375%, 10/15/15                             2,150,000       2,201,063
      Masco
         5.950%, 03/15/22                               860,000         875,003
                                                                  -------------
                                                                      8,499,221
                                                                  -------------
   INFORMATION TECHNOLOGY - 1.5%
      Hewlett-Packard
         4.375%, 09/15/21                             3,800,000       3,941,850
      International Business Machines
         6.500%, 01/15/28                             1,500,000       1,986,243
                                                                  -------------
                                                                      5,928,093
                                                                  -------------
   MATERIALS - 6.8%
      Alcoa
         5.400%, 04/15/21                             1,400,000       1,471,413
      ArcelorMittal
         4.500%, 02/25/17                             2,500,000       2,516,963
      Dow Chemical
         4.250%, 11/15/20                             3,750,000       3,980,059
      Ecolab
         4.350%, 12/08/21                             1,950,000       2,126,422
      Georgia-Pacific
         8.000%, 01/15/24                             4,500,000       5,869,566
      Rio Tinto Finance USA
         6.500%, 07/15/18                             2,250,000       2,784,094
      Teck Resources
         10.250%, 05/15/16                            5,000,000       5,731,870
      Vale Overseas
         4.375%, 01/11/22                             2,000,000       2,049,142
                                                                  -------------
                                                                     26,529,529
                                                                  -------------
   TELECOMMUNICATION SERVICES - 3.9%
      AT&T
         2.400%, 08/15/16                             1,500,000       1,560,800
      Telefonica Emisiones SAU
         3.992%, 02/16/16                             4,000,000       3,867,456
      Verizon Maryland
         8.000%, 10/15/29                             2,980,000       3,660,087
      Verizon New England
         7.875%, 11/15/29                             4,925,000       6,141,120
                                                                  -------------
                                                                     15,229,463
                                                                  -------------
   UTILITIES - 3.4%
      Exelon Generation
         6.200%, 10/01/17                             4,000,000       4,700,092

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                           $   400,000   $     429,224
      Oklahoma Gas & Electric
         6.650%, 07/15/27                             2,500,000       3,186,723
      Sempra Energy
         6.150%, 06/15/18                             4,000,004       4,845,687
                                                                  -------------
                                                                     13,161,726
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $186,575,269)                                        200,021,835
                                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 12.1%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
         Ser 2003-7, Cl A2
         4.750%, 09/25/18                             2,560,997       2,640,970
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               310,383         319,524
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                             1,455,466       1,504,132
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                             3,312,832       3,391,724
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (D)
         5.014%, 02/15/38                             5,000,000       5,433,375
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1 (A)
         3.742%, 11/10/46                             3,317,230       3,543,943
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (D)
         4.865%, 07/10/39                                89,499          89,486
      JPMorgan Chase Commercial Mortgage
         Securities, Ser 2004-PNC1, Cl A4 (D)
         5.530%, 06/12/41                             5,000,000       5,360,530
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                             4,314,214       3,666,565
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                             4,904,276       5,086,186
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                33,883          33,863
      Residential Funding Mortgage Securities I,
         Ser 2004-S3, Cl A1
         4.750%, 03/25/19                             1,579,930       1,614,662
      Sequoia Mortgage Trust, (D)
         Ser 2012-2, Cl A2
         3.500%, 04/25/42                             4,200,972       4,313,024

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 41

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
         Ser 2012-1, Cl 2A1
         3.474%, 01/25/42                           $ 2,366,740   $   2,385,974
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                             4,525,761       4,114,758
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                             2,078,020       2,116,399
         Ser 2003-M, Cl A1(D)
         4.695%, 12/25/33                             1,077,532       1,088,908
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                               718,518         735,494
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $45,876,993)                                          47,439,517
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 14.5%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 06/01/13                                82,408          84,264
         6.000%, 09/01/13                               107,116         113,556
         6.000%, 09/01/17                               741,368         805,055
         6.000%, 11/01/17                               270,000         289,202
         5.500%, 03/01/17                               209,592         225,242
         5.000%, 10/01/20                               419,862         454,724
         4.500%, 05/01/19                               566,199         608,334
         4.500%, 07/01/19                             1,859,021       1,997,363
         4.500%, 04/01/20                               226,422         243,271
         4.500%, 07/01/23                             1,641,259       1,755,702
         4.000%, 05/01/26                             3,711,197       3,934,681
      FHLMC, ARM (D)
         4.414%, 06/01/39                               962,847       1,028,208
         2.373%, 12/01/34                             1,927,888       2,037,620
      FHLMC, CMO REMIC Ser 1666, Cl J
         6.250%, 01/15/24                             1,537,492       1,727,615
      FNMA
         8.500%, 05/01/25                                13,943          17,024
         8.000%, 08/01/24                                 1,830           1,848
         8.000%, 09/01/24                                   411             425
         8.000%, 06/01/30                                 6,247           6,965
         7.500%, 12/01/26                               116,647         139,799
         7.000%, 05/01/30                                37,564          44,725
         6.500%, 04/01/14                                77,136          79,634
         6.500%, 05/01/26                                59,236          68,162
         6.500%, 03/01/28                                 6,141           7,067
         6.500%, 04/01/28                                92,020         105,886
         6.500%, 01/01/29                               350,214         402,985
         6.500%, 06/01/29                                85,531          98,419
         6.500%, 06/01/29                               191,464         220,314
         6.500%, 07/01/29                               176,958         203,623
         6.500%, 08/01/29                                69,701          80,204
         6.500%, 05/01/30                               233,499         268,684
         6.000%, 03/01/13                                 4,695           4,732
         6.000%, 05/01/16                               200,013         219,055

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         6.000%, 10/01/16                           $   272,284   $     298,206
         6.000%, 11/01/17                               567,768         621,820
         6.000%, 12/01/27                                 1,039           1,163
         6.000%, 12/01/27                                29,882          33,450
         6.000%, 12/01/27                                 7,849           8,786
         6.000%, 07/01/28                               256,861         287,533
         6.000%, 08/01/28                                69,566          77,760
         6.000%, 10/01/28                               113,164         126,855
         6.000%, 10/01/28                                32,484          36,414
         6.000%, 12/01/28                               315,772         353,974
         6.000%, 12/01/28                               205,888         231,246
         6.000%, 12/01/28                               142,744         160,013
         5.500%, 01/01/17                               140,049         153,127
         5.500%, 02/01/17                                75,785          82,909
         5.500%, 12/01/17                               804,476         876,504
         5.500%, 03/01/20                             4,055,238       4,444,076
         5.000%, 11/01/17                               918,121         998,409
         5.000%, 12/01/17                               299,172         325,334
         5.000%, 02/01/18                               945,294       1,027,958
         5.000%, 11/01/18                               182,536         198,498
         5.000%, 09/01/25                             3,789,302       4,106,459
         5.000%, 11/01/33                             4,010,025       4,361,137
         5.000%, 03/01/34                             1,325,639       1,441,710
         4.500%, 04/01/18                             5,274,243       5,690,030
         4.000%, 05/01/25                             1,352,209       1,438,948
         3.500%, 10/01/26                             6,509,979       6,875,826
      FNMA, ARM (D)
         2.581%, 01/01/36                             3,366,020       3,584,661
      GNMA
         8.000%, 05/15/17                                 2,452           2,460
         8.000%, 11/15/26                               132,393         160,413
         8.000%, 12/15/26                                41,880          50,041
         7.500%, 05/15/23                                56,230          65,466
         7.500%, 01/15/24                                 1,043           1,046
         7.500%, 01/15/24                                   599             627
         7.500%, 01/15/24                                20,930          24,820
         7.500%, 02/15/27                                15,229          18,410
         7.500%, 02/15/27                                 4,383           4,514
         7.500%, 07/15/27                                11,607          12,808
         7.500%, 08/15/27                                 3,519           3,652
         7.500%, 08/15/27                                11,656          12,696
         7.500%, 08/15/27                                 1,100           1,174
         7.500%, 08/15/27                                   613             667
         7.500%, 08/15/27                                 8,106           9,796
         7.000%, 01/15/24                                 3,833           4,440
         7.000%, 04/15/24                                13,877          16,075
         6.500%, 12/15/23                                22,564          26,004
         6.500%, 12/15/23                                 3,908           4,484
         6.500%, 01/15/24                                 6,130           7,041

                                            See note to schedule of investments.

42 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      GNMA (continued)
         6.500%, 02/15/24                           $    50,086   $      57,676
         6.500%, 04/15/26                                22,812          26,646
         6.500%, 01/15/29                               150,319         175,683
         6.500%, 05/15/29                               357,138         415,082
         6.500%, 06/15/29                                29,688          34,744
         6.000%, 08/15/28                                70,722          80,291
         6.000%, 09/15/28                                50,047          56,912
         6.000%, 09/15/28                               132,385         150,544
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $53,726,031)                                          56,541,406
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 8.1%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         3.125%, 05/15/21                             1,150,000       1,281,981
         3.000%, 09/30/16                            15,000,000      16,500,000
         2.000%, 01/31/16                             3,150,000       3,319,067
         2.000%, 04/30/16                               950,000       1,002,472
         1.875%, 06/30/15                             3,750,000       3,919,628
         1.875%, 10/31/17                             2,000,000       2,097,968
         1.500%, 06/30/16                             1,850,000       1,915,039
         0.875%, 01/31/17                             1,500,000       1,507,968
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $29,300,573)                                          31,544,123
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 7.8%
--------------------------------------------------------------------------------
      AEP Texas Central Transition Funding,
         Ser 2012-1, Cl A1
         0.880%, 12/01/18                             6,000,000       6,009,526
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                             2,500,000       2,552,154
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A (A)
         1.850%, 11/20/14                             1,400,000       1,404,052
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                             1,296,661       1,301,832
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                             1,075,000       1,127,979
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                             3,500,000       3,537,053
      Oncor Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                             3,120,000       3,478,227

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      SLM Student Loan Trust,
         Ser 2011-2, Cl A1 (D)
         0.842%, 11/25/27                           $ 4,907,570   $   4,889,517
      Volkswagen Auto Loan Enhanced Trust,
         Ser 2011-1, Cl A4
         1.980%, 09/20/17                             2,425,000       2,490,458
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                             3,800,000       3,891,262
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $29,961,799)                                          30,682,060
                                                                  -------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 4.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 3.8%
      California State, Public School
         Improvements, Taxable, GO
         6.200%, 10/01/19                             2,750,000       3,289,660
      Los Angeles, Department of Water &
         Power Revenue, Build America Bonds,
         Taxable, RB
         6.574%, 07/01/45                             2,900,000       3,960,878
      Metropolitan Water District of Southern
         California, Build America Bonds,
         Taxable, RB
         6.947%, 07/01/40                             4,750,000       5,649,460
      University of California Revenue,
         Build America Bonds,
         Taxable, RB (D)
         1.988%, 05/15/50                             1,750,000       1,774,920
                                                                  -------------
                                                                     14,674,918
                                                                  -------------
   NEW JERSEY - 0.4%
      New Jersey State, Turnpike Authority
         Turnpike Revenue,
         Build America Bonds, Taxable, RB
         7.102%, 01/01/41                             1,250,000       1,749,313
                                                                  -------------
                                                                      1,749,313
                                                                  -------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $13,854,184)                                          16,424,231
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         1,945,780       1,945,780
                                                                  -------------
         TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,945,780)                                            1,945,780
                                                                  -------------
      TOTAL INVESTMENTS - 98.4%
         (Cost $361,240,629) +                                      384,598,952
                                                                  -------------
      OTHER ASSETS & LIABILITIES, NET - 1.6%                          6,242,093
                                                                  -------------
      NET ASSETS - 100.0%                                         $ 390,841,045
                                                                  =============

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 43

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

+ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $361,240,629, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $27,131,181 AND $(3,772,858), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2012 WAS $12,945,915 AND REPRESENTED 3.3% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2012, THE VALUE OF THIS SECURITY AMOUNTED TO $995,000, WHICH REPRESENTS 0.3% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF APRIL 30, 2012 WAS $558,897 AND REPRESENTED 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2012.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LLC   - LIMITED LIABILITY COMPANY
MTN   - MEDIUM TERM NOTE
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                          TOTAL FAIR      LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT       QUOTED        OBSERVABLE     UNOBSERVABLE
                                                           04/30/12        PRICE           INPUTS         INPUTS
                                                        -------------   ------------   -------------   ------------
   Corporate Obligations                                $ 200,021,835   $         --   $ 200,021,835   $         --
   Mortgage-Backed Securities                              47,439,517             --      47,439,517             --
   U.S. Government Agency Mortgage-Backed Obligations      56,541,406             --      56,541,406             --
   U.S. Treasury Obligations                               31,544,123             --      31,544,123             --
   Asset-Backed Securities                                 30,682,060             --      30,682,060             --
   Taxable Municipal Bonds                                 16,424,231             --      16,424,231             --
   Registered Investment Company                            1,945,780      1,945,780              --             --
                                                        -------------   ------------   -------------   ------------
Total:                                                  $ 384,598,952   $  1,945,780   $ 382,653,172   $         --
                                                        =============   ============   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

44 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 99.2%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                       $ 1,150,000   $   1,340,095
      Atascadero Unified School District,
         Election 2010, Ser A, GO
         AGM Insured
         5.250%, 08/01/25 (A)                           345,000         394,073
      Bay Area Toll Authority,
         San Francisco Bay Area,
         Ser F-1, RB,
         5.250%, 04/01/23 (A)                           980,000       1,174,118
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured
         4.850%, 08/01/14 (A)                           410,000         410,750
      Burlingame, Elementary School District,
         GO, AGM Insured
         5.250%, 07/15/16                               795,000         929,681
      California State, Department of
         Transportation, Federal Highway Grant,
         Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                             3,230,000       3,486,236
      California State, Department of
         Water Resources,
         Central Valley Project, Ser AC,
         RB, National-RE Insured
         5.000%, 12/01/21 (A)                         1,470,000       1,625,217
         Prerefunded @ 100
         5.000%, 12/01/14 (A) (B)                        85,000          95,111
         Central Valley Project, Ser Z,
         ETM, RB, FGIC Insured
         5.000%, 12/01/12                                10,000          10,282
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                             1,075,000       1,105,229
         Power Supply Revenue, RB,
         Ser A, AMBAC Insured,
         Prerefunded @ 101
         5.500%, 05/01/12 (A) (B)                     1,225,000       1,237,250
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                         1,485,000       1,746,494
         5.000%, 05/01/22 (A)                         1,645,000       1,921,459
         Subuser F5
         5.000%, 05/01/22 (A)                           865,000       1,012,508
         RB, AGM Insured
         5.500%, 12/01/14                                10,000          11,304
         RB, AGM Insured
         5.500%, 12/01/14                             1,415,000       1,597,931
         Ser M, RB
         5.000%, 05/01/14                             3,000,000       3,269,460

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/12                           $   935,000   $     942,564
         5.250%, 07/01/14                             1,635,000       1,800,217
         5.000%, 07/01/20 (A)                           480,000         582,398
         Ser A, GO, ETM
         5.250%, 07/01/14                               200,000         221,080
         Ser A, GO, National-RE Insured
         3.800%, 07/01/12                               450,000         452,592
         5.250%, 07/01/13                               365,000         385,396
         5.000%, 07/01/15 (A)                         1,250,000       1,365,925
         Ser A, GO, State Guaranteed
         5.250%, 07/01/21 (A)                         4,000,000       4,857,280
      California State,
         Educational Facilities Authority,
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                           250,000         294,317
         5.250%, 04/01/24 (A)                           670,000         779,445
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                               900,000         969,471
      California State, GO
         5.000%, 12/01/17 (A)                         1,545,000       1,785,572
         5.000%, 11/01/24 (A)                         2,000,000       2,288,300
         AMBAC Insured
         5.000%, 11/01/17                             1,000,000       1,181,040
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,182,740
         5.625%, 04/01/25 (A)                         1,975,000       2,267,142
      California State,
         Public Works Board,
         Regents of the University
         of California
         Ser G, RB
         5.000%, 12/01/17                             1,500,000       1,795,875
         5.000%, 12/01/21                             1,000,000       1,230,890
      California State, University,
         Systemwide, Ser A, RB
         5.250%, 11/01/22 (A)                           255,000         295,313
         5.000%, 11/01/25 (A)                           750,000         865,133
         5.000%, 11/01/26 (A)                         1,500,000       1,721,025
      Campbell, Unified High
         School District, GO
         5.250%, 08/01/25 (A)                           695,000         806,909
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                           450,000         524,705
         5.250%, 08/01/25 (A)                           750,000         864,915

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 45

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                           $ 1,000,000   $   1,129,770
      Citrus Community College District,
         Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                           505,000         577,306
      Claremont, Unified School District, GO
         5.000%, 08/01/28 (A)                         3,050,000       3,437,869
      Coast Community College, GO,
         National-RE Insured
         5.250%, 08/01/15                             1,055,000       1,201,772
      Corona-Norca Unified School District,
         Election 2006,
         Ser A, GO, AGM Insured
         5.000%, 08/01/17                               505,000         592,421
         Ser E, GO
         5.000%, 08/01/16                               920,000       1,061,754
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                           700,000         863,527
         5.250%, 08/01/20 (A)                           610,000         728,584
         5.250%, 08/01/22 (A)                           650,000         762,983
         5.500%, 08/01/25 (A)                           300,000         349,272
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                           720,000         754,416
         5.000%, 08/01/26 (A)                         1,580,000       1,620,780
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                         1,000,000       1,135,620
      Fallbrook, Unified High School District,
         GO, National-RE FGIC Insured
         5.375%, 09/01/12                               250,000         254,237
      Fallbrook, Union Elementary School District,
         Election 2002,
         Ser A, GO
         5.000%, 08/01/23 (A)                           620,000         765,613
      Fontana, Unified School District,
         Ser A, GO,
         AGM Insured
         5.250%, 08/01/19 (A)                           980,000       1,066,701
      Gavilan, Joint Community
         College District, GO
         5.000%, 08/01/21                             1,000,000       1,248,200
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                         1,800,000       2,110,446
         6.000%, 08/01/25 (A)                         1,400,000       1,680,658

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Grant, Joint Union High School District,
         Election 2006, GO, AGM Insured
         5.000%, 08/01/21 (A)                       $   975,000   $   1,104,831
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                         1,000,000       1,047,370
      Imperial Irrigation District,
         Ser B, RB
         5.000%, 11/01/26 (A)                         1,000,000       1,134,550
         Ser C, RB
         5.000%, 11/01/26 (A)                         1,600,000       1,819,104
      Irvine Ranch Water District, Ser B, GO,
         LOC Bank of America NA
         0.230%, 10/01/41 (A) (C)                     3,000,000       3,000,000
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                         1,000,000       1,050,620
      Long Beach, Community College District,
         Election 2008, Ser A, GO
         5.000%, 06/01/24 (A)                           465,000         518,498
      Long Beach, Harbor Revenue, Ser B, RB,
         5.000%, 05/15/24 (A)                         1,440,000       1,669,853
      Long Beach, Unified School District,
         Election 2008, Ser A, GO
         4.000%, 08/01/14                               180,000         194,085
         5.250%, 08/01/24 (A)                           200,000         231,918
         5.250%, 08/01/25 (A)                         1,640,000       1,885,492
         Ser B, GO
         5.250%, 08/01/24 (A)                         1,045,000       1,211,772
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         Ser A, AGM Insured
         5.000%, 07/01/18 (A)                         1,280,000       1,348,595
         Sales Tax Revenue,
         Proposition C, Ser A, RB,
         National-RE Insured
         5.250%, 07/01/13                               200,000         211,344
      Los Angeles County, Public Works
         Financing Authority,
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/12                             1,010,000       1,029,523
         5.000%, 10/01/15                               230,000         262,858
         National-RE Insured
         5.000%, 10/01/12                               300,000         305,799
      Los Angeles County, Sanitation Districts
         Financing Authority,
         Capital Project, Ser A, RB,
         AGM Insured
         5.000%, 10/01/21 (A)                           245,000         259,408

                                            See note to schedule of investments.

46 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles County, Sanitation Equipment,
         Ser A, RB,
         AGM Insured
         5.000%, 02/01/14 (A)                       $   750,000   $     774,525
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                         2,000,000       2,437,360
         5.250%, 08/01/21 (A)                           350,000         426,878
      Los Angeles,
         Ser A, GO,
         National-RE Insured
         5.000%, 09/01/12 (A)                         3,500,000       3,555,370
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                         1,025,000       1,170,447
      Los Angeles, Community College District,
         Election 2001, Ser A, GO,
         National-RE FGIC Insured
         5.000%, 08/01/23 (A)                           500,000         565,000
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                         1,000,000       1,170,350
         5.000%, 08/01/23 (A)                         1,360,000       1,540,010
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                         1,500,000       1,861,515
         5.500%, 08/01/24 (A)                         1,000,000       1,201,290
      Los Angeles, Department of Airports, RB
         International Airport,
         Ser A
         5.000%, 05/15/23 (A)                           500,000         594,870
         Ser C
         5.250%, 05/15/21 (A)                         1,000,000       1,151,910
         Ser D
         5.000%, 05/15/24 (A)                           860,000       1,009,442
         Ser A
         5.250%, 05/15/22 (A)                           500,000         600,670
      Los Angeles, Department of Water & Power,
         Ser A, RB
         5.000%, 07/01/18                             1,220,000       1,488,034
         5.000%, 07/01/22 (A)                         2,035,000       2,537,889
         Ser A, Sub Ser A-2, RB,
         National-RE Insured
         5.000%, 07/01/19 (A)                         2,500,000       2,630,375
         Ser A-2, RB,
         AGM Insured
         5.000%, 07/01/25 (A)                         2,000,000       2,230,400
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                               455,000         479,656

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Sub Ser A-2, RB
         5.000%, 07/01/15                           $   575,000   $     653,326
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (A) (B)                     1,390,000       1,401,926
         National-RE Insured,
         5.500%, 07/01/12                             1,855,000       1,870,916
         Ser B,
         AGM Insured
         5.000%, 07/01/16                             1,950,000       2,268,844
         Ser D
         5.250%, 07/01/24 (A)                         1,000,000       1,161,460
         Ser I
         5.000%, 07/01/25 (A)                         1,900,000       2,140,559
      Los Angeles, Waste Water System, RB,
         AGM Insured
         5.000%, 06/01/22 (A)                           920,000         961,584
         Ser C, National-RE Insured
         5.375%, 06/01/12                             1,270,000       1,275,131
         Sub Ser A,
         National-RE Insured
         5.000%, 06/01/26 (A)                           600,000         619,872
      Metropolitan Water District of
         Southern California, Ser A, RB
         5.000%, 01/01/26 (A)                           500,000         576,580
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                         1,500,000       1,646,970
      Mount Diablo, Unified School District, GO
         5.000%, 08/01/26 (A)                           300,000         340,848
         Election 2002, Ser B
         5.000%, 07/01/20                             1,000,000       1,193,260
         Election 2002, Ser B-2
         5.000%, 07/01/24 (A)                         2,000,000       2,400,420
      North Orange County,
         Community College District,
         GO, National-RE Insured
         5.000%, 08/01/15                             1,070,000       1,223,641
         5.000%, 08/01/23 (A)                         2,880,000       3,172,925
      Northern California Transmission
         Agency Revenue, California-Oregon
         Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                         1,060,000       1,218,809
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                     1,800,000       1,905,930

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 47

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                           $   485,000   $     580,390
         5.000%, 02/01/23 (A)                         2,615,000       2,939,312
         5.000%, 02/01/25 (A)                         1,200,000       1,339,644
      Orange County, Water District,
         Ser B, COP, National-RE Insured
         5.000%, 08/15/24 (A)                           750,000         820,853
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.250%, 08/01/21 (A)                           500,000         564,240
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                             1,000,000       1,111,800
      Peralta, Community College District, GO
         5.000%, 08/01/20                             2,240,000       2,658,477
      Petaluma City,
         Elementary School District, GO
         4.000%, 08/01/15                               705,000         769,268
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                         1,250,000       1,413,612
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (A) (B)                     1,000,000       1,025,100
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                         1,500,000       1,716,570
         5.000%, 06/01/24 (A)                         1,110,000       1,249,549
      Redwood City, Elementary School
         District, GO, National-RE
         FGIC Insured
         5.500%, 08/01/14                               960,000       1,042,637
      Riverside, Community College,
         GO, AGM Insured
         5.000%, 08/01/19 (A)                         1,750,000       1,991,570
      Sacramento, Municipal Utility District, RB
         Electric Power & Light Revenues,
         Ser R, National-RE Insured
         5.000%, 08/15/16                               300,000         317,646
         5.000%, 08/15/22 (A)                           325,000         343,122
         Prerefunded @ 100
         5.000%, 08/15/13 (A) (B)                       700,000         742,014
         5.000%, 08/15/13 (A) (B)                       795,000         842,716
         Ser U, AGM Insured
         5.000%, 08/15/24 (A)                           265,000         300,982
      Sacramento, Municipal Utility District, RB,
         Electric Power & Light Revenues,
         Ser R, National-RE Insured
         5.000%, 08/15/15                             1,790,000       2,029,377

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                       $ 1,610,000   $   1,849,713
      Sacramento, Unified School District, GO
         5.000%, 07/01/19                             1,115,000       1,357,880
      San Bernardino County,
         Community College District, GO,
         AGM Insured
         5.000%, 08/01/15                             1,000,000       1,136,650
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                         1,055,000       1,305,056
      San Diego County,
         Water Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                         1,000,000       1,168,680
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                             1,310,000       1,529,713
         Water Revenues, Ser A,
         AGM Insured
         5.000%, 05/01/26 (A)                         3,520,000       3,766,048
         National-RE FGIC Insured
         5.000%, 05/01/12                               775,000         775,000
      San Diego,
         Community College District, GO
         5.000%, 08/01/20                               500,000         622,065
         5.000%, 08/01/21                               400,000         500,812
         5.000%, 08/01/24 (A)                         2,000,000       2,431,180
      San Diego, Public Facilities
         Financing Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                         1,100,000       1,112,980
         Sewer Authority, Ser A, RB
         5.250%, 05/15/26 (A)                         1,675,000       1,993,585
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                         3,235,000       3,960,158
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                         1,000,000       1,202,100
      San Francisco City & County,
         Academy Sciences
         Improvement, Ser E, GO,
         National-RE Insured
         5.000%, 06/15/12 (A)                         2,040,000       2,092,285
         Airport Commission,
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.000%, 05/01/22 (A)                         2,000,000       2,215,440
         International Airport, Second Series,
         Issue 32F, RB, National-RE FGIC Insured
         5.250%, 05/01/19                             2,100,000       2,551,059

                                            See note to schedule of investments.

48 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Earthquake Safety,
         Ser E, GO
         5.000%, 06/15/26 (A)                       $ 2,815,000   $   3,220,022
         General Hospital,
         Ser A, GO
         5.250%, 06/15/24 (A)                           250,000         292,428
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB, AGM Insured
         5.000%, 11/01/23 (A)                         1,000,000       1,112,180
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                         1,250,000       1,278,625
         Ser C, RB
         5.000%, 11/01/12                               525,000         537,421
         Ser D, RB
         5.000%, 11/01/26 (A)                         5,075,000       6,032,805
         Ser R1, GO
         5.000%, 06/15/24 (A)                           375,000         450,780
         Unified School District, Prop A,
         Election 2003, Ser B, GO,
         AGM Insured
         5.000%, 06/15/12 (A)                         1,895,000       1,943,569
         5.000%, 06/15/12 (A)                           975,000         999,989
         Election 2006, Ser B, GO
         5.250%, 06/15/23 (A)                           925,000       1,082,638
      San Francisco, Bay Area Rapid Transit,
         Sales Tax Revenue, RB, AMBAC Insured
         5.250%, 07/01/14 (A)                           300,000         301,152
      San Francisco, Community College District,
         Election 2001, Ser B, GO,
         National-RE Insured
         5.000%, 06/15/20 (A)                         2,085,000       2,137,104
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, AGM Insured
         4.500%, 08/01/15                             1,000,000       1,106,710
      San Jose, Financing Authority,
         Lease Revenue, Ser B, RB,
         AMBAC Insured
         4.000%, 06/01/12                               250,000         250,527
      San Juan, Unified School District,
         Election 2002, GO, AGM Insured
         5.000%, 08/01/26 (A)                         1,560,000       1,747,590
         Election 2002, Ser A, GO,
         National-RE Insured
         5.000%, 08/01/25 (A)                         2,200,000       2,333,122
      San Lorenzo, Unified School District,
         Election 2008, Ser A, GO,
         Assured Guaranty Insured
         5.000%, 08/01/22 (A)                           325,000         363,659

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Mateo, County, Transit District,
         Sales Tax Revenue, Ser A, RB,
         National-RE Insured
         5.250%, 06/01/16                           $ 2,150,000   $   2,481,573
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue,
         Capital Projects, Ser A, RB
         5.250%, 07/15/24 (A)                         1,000,000       1,164,840
      San Rafael, Elementary School
         District, GO
         5.000%, 08/01/24 (A)                           325,000         379,122
         5.000%, 08/01/27 (A)                           875,000       1,001,648
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                         1,290,000       1,411,054
      Santa Clara, Valley Transportation
         Authority, Measure A, Ser A, RB,
         AMBAC Insured
         5.000%, 04/01/25 (A)                           400,000         449,084
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, AGM Insured
         5.500%, 08/01/15                               510,000         574,010
      Santa Rosa, High School District, GO,
         5.000%, 08/01/24 (A)                         1,090,000       1,238,752
      Shasta-Tehama-Trinity,
         Joint Community College District, GO
         5.000%, 08/01/26 (A)                           560,000         621,622
         5.000%, 08/01/27 (A)                           500,000         553,360
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                     1,865,000       1,973,543
      Southern California, Public Power Authority,
         Power Project Revenue,
         Canyon Power, Ser A, RB
         5.000%, 07/01/25 (A)                         2,950,000       3,388,016
         Transmission Project Revenue,
         Sub Southern
         Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                         1,200,000       1,386,180
      State Center
         Community College District, GO
         5.000%, 08/01/20                             1,000,000       1,222,690
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                               645,000         705,443
      Torrance, Unified School District,
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                         1,000,000       1,160,940

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 49

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      University of California,
         Limited Project, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 101
         5.000%, 05/15/12 (A) (B)                   $   590,000   $     596,832
         Ser A, RB,
         AMBAC Insured
         5.125%, 05/15/18 (A)                           705,000         736,760
         5.000%, 05/15/22 (A)                         1,500,000       1,573,005
         5.000%, 05/15/25 (A)                           600,000         624,672
         Ser B, RB,
         AMBAC Insured
         5.250%, 05/15/23 (A)                         1,500,000       1,574,775
         Ser O, RB
         5.500%, 05/15/22 (A)                         2,000,000       2,438,080
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $237,575,967)                                        251,729,588
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          847,371         847,371
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $847,371)                                                847,371
                                                                  -------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $238,423,338) +                                         252,576,959
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                             1,161,774
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 253,738,733
                                                                  =============

--------------------------------------------------------------------------------

+ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $238,423,338, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,333,785 AND $(180,164), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2012.

AGM    - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC  - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP    - CERTIFICATES OF PARTICIPATION
ETM    - ESCROWED TO MATURITY
FGIC   - FINANCIAL GUARANTY INSURANCE CORPORATION
GO     - GENERAL OBLIGATION
LOC    - LETTER OF CREDIT
NA     - NATIONAL ASSOCIATION
RB     - REVENUE BOND
SER    - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                      TOTAL FAIR      LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                       VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                       04/30/12        PRICE         INPUTS         INPUTS
                                     -------------   ---------   -------------   ------------
   Municipal Bonds                   $ 251,729,588   $      --   $ 251,729,588   $         --
   Registered Investment Company           847,371     847,371              --             --
                                     -------------   ---------   -------------   ------------
Total:                               $ 252,576,959   $ 847,371   $ 251,729,588   $         --
                                     =============   =========   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                            See note to schedule of investments.

50 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 96.2%
--------------------------------------------------------------------------------
   ALASKA - 4.0%
      Alaska State, International
         Airports System,
         Ser B, RB, AMBAC Insured,
         Prerefunded @ 100 (B)
         5.750%, 10/01/12                           $   150,000   $     153,438
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                         2,000,000       2,262,940
      Anchorage, City of Anchorage
         Schools, Ser B, GO,
         5.000%, 08/01/24 (A)                         1,000,000       1,146,160
         National-RE FGIC Insured
         5.000%, 09/01/17                               545,000         652,191
                                                                  -------------
                                                                      4,214,729
                                                                  -------------
   ARIZONA - 2.0%
      Phoenix, GO, Ser A
         6.250%, 07/01/17                             1,000,000       1,258,830
      Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                           765,000         899,533
                                                                  -------------
                                                                      2,158,363
                                                                  -------------
   CALIFORNIA - 18.9%
      California State, Department of
         Transportation, Federal Highway Grant,
         Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                             1,000,000       1,079,330
      California State, Department of
         Water Resources,
         Central Valley Project, Ser X, RB,
         National-RE FGIC Insured
         5.500%, 12/01/15                               625,000         734,700
         Power Supply Revenue, RB,
         Ser H, AGM Insured
         5.000%, 05/01/22 (A)                         1,000,000       1,168,060
      California State, GO
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,182,740
         5.625%, 04/01/25 (A)                         1,250,000       1,434,900
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                         1,625,000       1,792,196
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                               190,000         194,737
      Elsinore Valley, Municipal Water District,
         COP, National-RE FGIC Insured
         5.375%, 07/01/18                               750,000         892,193
      Long Beach, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/24 (A)                           525,000         608,785

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         5.250%, 08/01/25 (A)                       $ 1,000,000   $   1,149,690
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                               675,000         686,165
      Los Angeles, Unified School
         District, GO, Ser I
         5.000%, 07/01/25 (A)                         1,000,000       1,126,610
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                         1,000,000       1,144,380
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                           500,000         527,415
      San Bernardino County, Community
         College District, GO,
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                           850,000       1,051,467
      San Francisco City & County,
         Airport Commission,
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.250%, 05/01/19                             1,000,000       1,214,790
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         6.000%, 08/01/15                               430,000         505,860
         National-RE Insured
         6.000%, 08/01/15                               775,000         841,572
      San Ramon Valley, Unified School
         District, Election 2002,
         GO, AGM Insured
         5.250%, 08/01/18 (A)                         1,670,000       1,826,713
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                           750,000         870,705
                                                                  -------------
                                                                     20,033,008
                                                                  -------------
   COLORADO - 0.6%
      Regional Transportation District,
         Sales Tax, Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                               625,000         640,625
                                                                  -------------
   CONNECTICUT - 3.5%
      Connecticut State,
         Ser C, GO
         5.000%, 06/01/14                             1,600,000       1,750,032
         Ser D, GO
         5.000%, 11/01/19                             1,000,000       1,241,620
         Ser F, GO
         5.000%, 12/01/20                               650,000         761,599
                                                                  -------------
                                                                      3,753,251
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 51

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   FLORIDA - 0.8%
      Jacksonville, Local Government,
         Sales Tax Revenue, RB,
         National-RE FGIC Insured
         5.500%, 10/01/13                           $   835,000   $     892,890
                                                                  -------------
   GEORGIA - 1.3%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 11/01/13                             1,000,000       1,074,350
      Georgia State, Road & Tollway Authority,
         Reimbursement Revenue,
         Ser A, RB, AGM Insured
         5.000%, 06/01/14                               270,000         293,085
                                                                  -------------
                                                                      1,367,435
                                                                  -------------
   HAWAII - 6.7%
      Hawaii State
         Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                             1,025,000       1,162,544
         Ser EA, GO
         5.000%, 12/01/19                             1,000,000       1,243,330
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                         1,000,000       1,157,750
         Ser A, GO, National-RE Insured
         5.000%, 07/01/25 (A)                         1,895,000       2,046,013
      University of Hawaii Revenue,
         Ser A, RB,
         3.000%, 10/01/13                               300,000         310,833
         5.500%, 10/01/22 (A)                           500,000         609,200
         5.500%, 10/01/23 (A)                           500,000         603,895
                                                                  -------------
                                                                      7,133,565
                                                                  -------------
   IDAHO - 4.7%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway Trust, RB,
         National-RE Insured
         5.000%, 07/15/15                             1,000,000       1,122,280
         Ser A, RB
         5.000%, 07/15/22 (A)                           580,000         673,734
         5.250%, 07/15/24 (A)                         1,750,000       2,043,895
      Twin Falls County, School
         District No. 411, GO,
         National-RE Insured
         5.000%, 09/15/16                             1,000,000       1,133,330
                                                                  -------------
                                                                      4,973,239
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   ILLINOIS - 7.7%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                       $ 1,075,000   $   1,157,883
         Ser C, GO
         5.000%, 01/01/23 (A)                         1,285,000       1,467,393
      Chicago, Board of Education,
         Dedicated Revenues,
         Ser B, GO, AMBAC Insured
         5.000%, 12/01/23 (A)                         1,375,000       1,536,961
      Chicago, O'Hare International Airport
         Revenue, Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                         1,705,000       1,935,584
      Chicago, Project & Refunding, Ser A, GO
         5.250%, 01/01/21 (A)                         1,020,000       1,198,357
      Illinois State, GO, National-RE Insured
         5.000%, 08/01/26 (A)                           900,000         902,340
                                                                  -------------
                                                                      8,198,518
                                                                  -------------
   MASSACHUSETTS - 6.2%
      Massachusetts State,
         Consolidated Loan, Ser D, GO,
         5.500%, 11/01/14                               220,000         247,702
         School Building Authority,
         Sales Tax Revenue,
         Ser A, RB, AGM Insured
         5.000%, 08/15/14                             3,175,000       3,510,438
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                             1,055,000       1,211,646
         5.250%, 08/01/16                             1,310,000       1,550,372
                                                                  -------------
                                                                      6,520,158
                                                                  -------------
   NEVADA - 4.8%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                         2,440,000       2,694,956
         School District, Ser A, GO,
         AGM Insured
         5.500%, 06/15/16 (A)                         1,250,000       1,322,888
      Nevada State,
         Capital Improvements,
         Ser A, GO, National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 05/01/12                               500,000         500,000
         Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                           525,000         579,154
                                                                  -------------
                                                                      5,096,998
                                                                  -------------
   NEW JERSEY - 2.9%
      Cape May County,
         General Improvement, GO
         2.500%, 07/15/12                               100,000         100,470

                                            See note to schedule of investments.

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - (CONTINUED)
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                           $ 1,300,000   $   1,531,374
         Transportation Trust Fund Authority,
         Ser A, RB
         5.250%, 12/15/21                               655,000         798,714
         5.500%, 12/15/22                               525,000         652,754
                                                                  -------------
                                                                      3,083,312
                                                                  -------------
   NEW YORK - 5.7%
      New York City,
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                         1,055,000       1,215,951
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                             1,000,000       1,124,930
      New York City, Transitional Finance
         Authority Subordinated Future Tax Secured
         RB, Prerefunded, Series B
         5.000%, 11/01/13                               285,000         304,912
         RB, Unrefunded
         5.000%, 11/01/13                               640,000         684,716
         Ser C, RB,
         5.000%, 11/01/17                               250,000         301,403
      New York State,
         Thruway Authority,
         Second Highway and Bridge Trust Fund,
         Ser A, RB, National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 04/01/18                             1,075,000       1,166,891
         Second Highway and Bridge
         Trust Fund, Ser B, RB
         5.000%, 04/01/21 (A)                         1,025,000       1,210,218
                                                                  -------------
                                                                      6,009,021
                                                                  -------------
   NORTH CAROLINA - 1.2%
      North Carolina State,
         Public Improvement, Ser A, GO,
         5.000%, 03/01/23 (A)                         1,000,000       1,031,950
         North Carolina State, Highway, GO
         5.000%, 05/01/15 (A)                           250,000         273,400
                                                                  -------------
                                                                      1,305,350
                                                                  -------------
   OHIO - 0.2%
         Ohio State, Common Schools Facilities,
         Ser B, GO
         4.300%, 09/15/12                               200,000         203,026
                                                                  -------------
   OREGON - 4.9%
      Portland, Sewer System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.000%, 06/15/14                             1,000,000       1,096,190

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   OREGON - (CONTINUED)
         First Lien, Ser A, RB, National-RE Insured
         5.000%, 06/01/14                           $   490,000   $     536,270
         Second Lien, Ser B, RB, AGM Insured
         5.000%, 06/15/23 (A)                         1,160,000       1,329,174
         Washington County,
         School District Authority No. 15,
         GO, AGM School Board
         Guarantee Insured
         5.000%, 06/15/14                             1,000,000       1,091,960
      Yamill County, School District
         Authority No. 29J, GO,
         National-RE FGIC Insured
         5.250%, 06/15/16                             1,000,000       1,171,860
                                                                  -------------
                                                                      5,225,454
                                                                  -------------
   PENNSYLVANIA - 0.8%
      Commonwealth of Pennsylvania,
         First Ser, GO,
         5.000%, 07/01/17                               275,000         329,887
      Pennsylvania State, Refunding &
         Projects, First Ser, GO, National-RE Insured
         5.250%, 02/01/14                               500,000         542,475
                                                                  -------------
                                                                        872,362
                                                                  -------------
   TEXAS - 9.5%
      Denton, Utilities System Revenue,
         RB, National-RE Insured
         5.250%, 12/01/23 (A)                         1,065,000       1,135,184
      Houston, Texas Utility System Revenue,
         Combined First Lien, Ser A, RB,
         National-RE Insured
         5.250%, 05/15/14                               535,000         587,264
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                             1,300,000       1,582,607
      Lamar Consolidated Independent
         School District, Schoolhouse,
         GO, PSF Insured
         5.000%, 02/15/17                               800,000         951,976
      Lower Colorado River Authority, RB
         5.000%, 05/15/21 (A)                           995,000       1,157,304
         5.000%, 05/15/22 (A)                           800,000         916,592
         5.000%, 05/15/23 (A)                            90,000         102,437
         RB, Prerefunded @ 100 (B)
         5.000%, 05/15/19                                40,000          50,100
         5.000%, 05/15/19                                35,000          43,704
         5.000%, 05/15/19                                 5,000           6,263
         5.000%, 05/15/19                                 5,000           6,263
      North East Independent School District,
         Ser A, GO, PSF Insured
         5.000%, 08/01/17                               500,000         602,215

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
      San Antonio, Water Revenue,
         RB, AGM Insured,
         5.500%, 05/15/15 (A)                       $   445,000   $     445,792
         RB, AGM Insured,
         Prerefunded @ 100, (B)
         5.500%, 05/15/12                                55,000          55,098
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                             1,000,000       1,196,960
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                         1,000,000       1,202,350
                                                                  -------------
                                                                     10,042,109
                                                                  -------------
   UTAH - 1.6%
      Utah State, Board of Regents
         Auxiliary & Campus Facilities Revenue,
         Ser A, RB, National-RE Insured
         5.000%, 04/01/17 (A)                         1,500,000       1,652,145
                                                                  -------------
   VIRGINIA - 0.8%
      City of Newport News Ser A, GO
         5.000%, 07/01/24                               735,000         885,513
                                                                  -------------
   WASHINGTON - 7.4%
      Energy Northwest, Electric Revenue,
         Project No. 1, Ser A, RB, AGM Insured
         5.500%, 07/01/14 (A)                           400,000         403,364
         Project No. 1, Ser B, RB,
         National-RE Insured
         6.000%, 07/01/17 (A)                         1,805,000       1,821,155
         RB, AMBAC Insured
         6.000%, 07/01/18 (A)                           510,000         514,687
      King & Pierce County School
         District No. 408, GO
         5.000%, 12/01/21                             1,000,000       1,221,060
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                         1,375,000       1,557,490
      Seattle, Municipal Light & Power Revenue,
         RB, AGM Insured,
         5.000%, 08/01/17 (A)                         1,000,000       1,098,410
      Washington State, Ser A, GO,
         5.000%, 07/01/19 (A)                         1,000,000       1,198,480
                                                                  -------------
                                                                      7,814,646
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $95,005,827)                                         102,075,717
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.5%
--------------------------------------------------------------------------------
      Fidelity Institutional
         Tax-Exempt Portfolio                         2,661,550   $   2,661,550
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,661,550)                                            2,661,550
                                                                  -------------
   TOTAL INVESTMENTS - 98.7%
      (Cost $97,667,377) +                                        $ 104,737,267
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                             1,428,608
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 106,165,875
                                                                  =============

--------------------------------------------------------------------------------

+ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $97,667,377, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,088,898 AND $(19,008), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

                                            See note to schedule of investments.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                     TOTAL FAIR      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                      VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                      04/30/12        PRICE          INPUTS         INPUTS
                                   -------------   -----------   -------------   ------------
   Municipal Bonds                 $ 102,075,717   $        --   $ 102,075,717   $         --
   Registered Investment Company       2,661,550     2,661,550              --             --
                                   -------------   -----------   -------------   ------------
Total:                             $ 104,737,267   $ 2,661,550   $ 102,075,717   $         --
                                   =============   ===========   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 56.5%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.7%
      Comcast
         5.300%, 01/15/14                           $ 1,150,000   $   1,233,495
      DIRECTV Holdings LLC/
         DIRECTV Financing
         7.625%, 05/15/16                               441,000         457,815
      Georgia-Pacific (A)
         8.250%, 05/01/16                             1,500,000       1,657,500
      JC Penney
         9.000%, 08/01/12                               500,000         508,750
      Macy's Retail Holdings
         7.875%, 07/15/15                             1,000,000       1,175,126
      Staples
         9.750%, 01/15/14                             1,000,000       1,133,154
      Starwood Hotels & Resorts Worldwide
         6.250%, 02/15/13                             1,750,000       1,813,438
      Time Warner Cable
         7.500%, 04/01/14                               400,000         447,611
         5.400%, 07/02/12                             1,000,000       1,007,565
      Walt Disney, MTN
         1.125%, 02/15/17                               750,000         745,969
                                                                  -------------
                                                                     10,180,423
                                                                  -------------
   CONSUMER STAPLES - 0.8%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                             1,000,000       1,011,212
      Coca-Cola
         3.625%, 03/15/14                               250,000         264,439
                                                                  -------------
                                                                      1,275,651
                                                                  -------------
   ENERGY - 8.7%
      Energy Transfer Partners
         8.500%, 04/15/14                               522,000         586,221
         6.000%, 07/01/13                             1,350,000       1,411,757
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                             1,300,000       1,353,216
      Kinder Morgan Energy Partners
         5.000%, 12/15/13                             1,332,000       1,410,087
      Petrobras International Finance
         3.875%, 01/27/16                             2,000,000       2,093,668
      Petrohawk Energy
         7.875%, 06/01/15                             1,800,000       1,890,000
      SeaRiver Maritime (B)
         0.000%, 09/01/12                             3,000,000       2,980,746
      Transocean
         5.050%, 12/15/16                             1,400,000       1,520,240
                                                                  -------------
                                                                     13,245,935
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 14.9%
      American International Group
         4.250%, 09/15/14                           $ 1,500,000   $   1,565,130
      BankAmerica Capital II, Ser 2
         8.000%, 12/15/26                             1,500,000       1,511,250
      BB&T Capital Trust II
         6.750%, 06/07/36                               650,000         658,595
      BB&T, MTN
         2.150%, 03/22/17                             1,130,000       1,135,088
      BP Capital Markets PLC
         3.875%, 03/10/15                             1,250,000       1,338,821
      Capital One Financial
         2.150%, 03/23/15                             1,750,000       1,761,342
      Citigroup
         4.750%, 05/19/15                             1,500,000       1,575,902
      Ford Motor Credit
         3.875%, 01/15/15                             1,450,000       1,502,755
      General Electric Capital (D)
         1.390%, 05/09/16                             2,000,000       1,970,496
      Goldman Sachs Group
         5.700%, 09/01/12                             1,000,000       1,014,860
      HSBC Bank PLC (A)
         2.000%, 01/19/14                             1,500,000       1,503,957
      JPMorgan Chase
         5.125%, 09/15/14                               500,000         536,989
         4.750%, 05/01/13                             1,000,000       1,040,803
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                               500,000         124,375
      NB Capital Trust IV
         8.250%, 04/15/27                               200,000         202,000
      Toyota Motor Credit, MTN
         1.000%, 02/17/15                             1,650,000       1,652,805
      Wachovia
         4.875%, 02/15/14                             2,000,000       2,106,970
      WCI Finance/WEA Finance (A)
         5.400%, 10/01/12                             1,420,000       1,444,857
                                                                  -------------
                                                                     22,646,995
                                                                  -------------
   FOREIGN GOVERNMENTS - 1.2%
      Export-Import Bank of Korea
         4.000%, 01/11/17                             1,000,000       1,049,615
      Mexico Government International Bond
         5.875%, 02/17/14                               750,000         811,875
                                                                  -------------
                                                                      1,861,490
                                                                  -------------
   HEALTH CARE - 5.9%
      Amgen
         1.875%, 11/15/14                             2,000,000       2,043,060
      Boston Scientific
         5.450%, 06/15/14                             1,000,000       1,080,186

                                            See note to schedule of investments.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Gilead Sciences
         3.050%, 12/01/16                           $ 1,500,000   $   1,586,027
         2.400%, 12/01/14                               350,000         362,329
      Sanofi
         1.625%, 03/28/14                               750,000         765,497
      Teva Pharmaceutical Finance IV
         1.700%, 11/10/14                             2,000,000       2,033,000
      Wellpoint
         6.800%, 08/01/12                               500,000         507,643
         6.000%, 02/15/14                               475,000         515,876
                                                                  -------------
                                                                      8,893,618
                                                                  -------------
   INDUSTRIAL - 5.0%
      Allied Waste North America
         6.875%, 06/01/17                             1,600,000       1,662,000
      Burlington Northern Santa Fe
         5.900%, 07/01/12                             1,560,000       1,573,453
      Continental Airlines Pass Through Trust,
         Ser 2010-1, Cl A
         4.750%, 01/12/21                               980,739       1,015,064
      L-3 Communications, Ser B
         6.375%, 10/15/15                               850,000         870,188
      Northwest Airlines, Ser 02-1G
         6.264%, 11/20/21                             1,358,635       1,419,773
      Union Pacific
         5.450%, 01/31/13                               935,000         968,293
                                                                  -------------
                                                                      7,508,771
                                                                  -------------
   INFORMATION TECHNOLOGY - 2.6%
      Hewlett-Packard
         3.000%, 09/15/16                             2,000,000       2,059,412
      Xerox (D)
         1.874%, 09/13/13                               850,000         856,189
         1.318%, 05/16/14                             1,000,000         994,912
                                                                  -------------
                                                                      3,910,513
                                                                  -------------
   MATERIALS - 4.0%
      ArcelorMittal
         4.500%, 02/25/17                             1,150,000       1,157,803
      Ecolab
         2.375%, 12/08/14                             1,225,000       1,268,007
      Rio Tinto Alcan
         5.200%, 01/15/14                             1,250,000       1,337,994
      Teck Resources
         10.250%, 05/15/16                              500,000         573,187
         7.000%, 09/15/12                             1,743,000       1,781,632
                                                                  -------------
                                                                      6,118,623
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 3.9%
      Cellco Partnership/Verizon
         Wireless Capital
         5.550%, 02/01/14                           $ 2,000,000   $   2,157,598
      Telefonica Emisiones SAU
         3.992%, 02/16/16                             1,500,000       1,450,296
      Thomson Reuters
         5.950%, 07/15/13                             1,000,000       1,056,871
      Verizon Communications, Inc.
         1.950%, 03/28/14                             1,200,000       1,228,025
                                                                  -------------
                                                                      5,892,790
                                                                  -------------
   UTILITIES - 2.8%
      Consolidated Natural Gas
         5.000%, 03/01/14                             1,000,000       1,071,082
      Exelon Generation
         5.350%, 01/15/14                             1,482,000       1,580,955
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                               500,000         510,832
         Ser D
         5.000%, 02/15/14                               500,000         536,531
      Southern California Edison
         5.750%, 03/15/14                               500,000         546,623
                                                                  -------------
                                                                      4,246,023
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $84,771,559)
                                                                     85,780,832
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 17.2%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 01/01/13                                16,022          16,854
         6.000%, 09/01/13                                 5,398           5,723
         6.000%, 04/01/14                                13,166          13,846
         6.000%, 05/01/14                                 6,030           6,507
         6.000%, 05/01/14                                 9,956          10,742
         6.000%, 05/01/14                                11,789          12,720
         6.000%, 05/01/14                                54,456          57,289
         6.000%, 07/01/14                                53,581          55,800
         6.000%, 10/01/16                                62,984          68,395
         6.000%, 04/01/17                               217,588         236,279
         6.000%, 04/01/29                                67,517          75,612
         6.000%, 04/01/38                               384,301         428,330
         5.500%, 07/01/15                               130,603         141,694
         5.500%, 03/01/17                                66,198          71,141
         5.500%, 12/01/17                                 6,615           7,189
         5.500%, 02/01/18                                81,204          87,722
         5.500%, 11/01/18                                 8,326           9,003
         5.500%, 10/01/32                               458,704         503,660
         5.500%, 12/01/34                               293,619         322,075
         5.000%, 10/01/18                               237,786         255,746

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         5.000%, 07/01/20                           $   101,312   $     109,725
         5.000%, 06/01/25                               514,148         554,107
      FHLMC, ARM
         4.414%, 06/01/39                               385,139         411,283
         3.031%, 03/01/35                               191,071         204,014
         2.598%, 11/01/35                             1,300,010       1,385,317
         2.530%, 09/01/36                             1,198,800       1,280,954
         2.468%, 10/01/36                             1,454,027       1,543,227
         2.373%, 12/01/34                             1,361,505       1,438,998
         2.366%, 01/01/34                               254,293         269,008
      FNMA
         8.000%, 06/01/30                                 3,554           4,386
         8.000%, 11/01/30                                 2,485           3,065
         6.500%, 06/01/16                                29,850          32,140
         6.500%, 07/01/16                                21,221          23,546
         6.500%, 11/01/16                                19,505          21,643
         6.500%, 01/01/17                                22,435          24,893
         6.500%, 02/01/17                                 8,416           9,338
         6.500%, 04/01/17                                32,583          36,266
         6.500%, 07/01/17                                29,430          32,756
         6.000%, 04/01/16                               228,652         246,704
         6.000%, 04/01/16                               103,643         113,510
         6.000%, 05/01/16                               250,721         274,590
         6.000%, 05/01/16                                78,113          84,280
         6.000%, 06/01/16                                12,110          13,263
         6.000%, 08/01/16                                22,032          24,129
         6.000%, 10/01/16                                54,457          59,641
         6.000%, 05/01/18                               156,201         171,071
         5.500%, 07/01/14                                48,842          53,372
         5.500%, 09/01/14                                71,477          78,107
         5.500%, 08/01/15                               169,156         184,847
         5.500%, 12/01/16                                26,746          29,244
         5.500%, 01/01/17                               193,138         211,174
         5.500%, 09/01/17                               284,197         309,158
         5.500%, 09/01/17                                32,082          35,098
         5.500%, 10/01/17                                45,931          50,005
         5.500%, 11/01/17                                76,589          83,243
         5.500%, 12/01/17                                45,950          50,105
         5.500%, 02/01/18                                 5,634           6,174
         5.500%, 04/01/18                                12,538          13,740
         5.500%, 10/01/18                                14,518          15,883
         5.500%, 12/01/18                               523,679         572,583
         5.500%, 09/01/34                               621,465         684,315
         5.500%, 01/01/35                               432,725         477,705
         5.140%, 01/01/16                               941,390       1,036,457
         5.000%, 07/01/14                                12,805          13,877
         5.000%, 05/01/18                                13,793          15,000
         5.000%, 06/01/18                                51,680          56,200
         5.000%, 05/01/23                             1,490,809       1,615,586
         4.000%, 09/01/20                             1,572,818       1,675,280

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         3.500%, 12/01/25                           $ 1,222,091   $   1,290,770
         3.500%, 04/01/26                               622,995         658,006
         3.500%, 07/01/26                               830,355         877,019
      FNMA, ARM
         2.581%, 01/01/36                               845,655         900,585
         2.537%, 08/01/27                                22,445          23,245
         2.445%, 06/01/34                             1,165,171       1,239,380
         2.391%, 09/01/33                               146,992         156,041
         2.291%, 09/01/35                             1,847,945       1,958,046
         2.181%, 01/01/35                               435,455         458,965
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                                55,485          57,205
      GNMA, CMO
         Ser 2004-43, Cl C (D)
         5.008%, 12/16/25                               500,000         519,802
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $25,473,500)                                          26,164,398
                                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 5.4%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                19,468          19,457
         Ser 2005-2, Cl A4 (D)
         4.783%, 07/10/43                                46,657          46,643
      Bear Stearns Commercial Mortgage
         Securities, Ser 2003-T12, Cl A3 (D)
         4.240%, 08/13/39                               153,810         154,556
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               310,383         319,524
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                               207,278         214,209
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                               380,161         389,214
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1(A)
         3.742%, 11/10/46                             1,317,135       1,407,154
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                30,733          30,947
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4 (D)
         2.519%, 02/25/35                               134,690         133,308
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               304,065         315,344

                                            See note to schedule of investments.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                          $     22,363   $      22,350
      Residential Funding Mortgage Securities I,
         Ser 2004-S3, Cl A1
         4.750%, 03/25/19                               595,237         608,322
      Sequoia Mortgage Trust,
         Ser 2012-1, Cl 2A1
         3.474%, 01/25/42                               946,696         954,390
         Ser 2012-2, Cl A2 (D)
         3.500%, 03/25/42                             1,976,928       2,029,658
      Washington Mutual,
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                69,439          62,264
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                               718,518         735,494
         Ser 2003-M, Cl A1 (D)
         4.695%, 12/25/33                               352,960         356,686
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                               377,822         384,800
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $8,099,354)                                            8,184,320
                                                                  -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 13.3%
--------------------------------------------------------------------------------
      AEP Texas Central Transition Funding,
         Ser 2012-1, Cl A1
         0.880%, 12/01/18                             2,500,000       2,503,969
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                             1,075,000       1,097,426
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A (A)
         1.850%, 11/20/14                             1,500,000       1,504,341
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                               518,664         520,733
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                                28,254          28,573
         Ser 2008-A, Cl A1
         4.192%, 02/01/20                             1,229,505       1,329,109
      Ford Credit Auto Owner Trust
         Ser 2008-A, Cl A1
         0.840%, 08/15/16                             1,400,000       1,404,206

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                          $ 1,400,000    $   1,414,821
      Honda Auto Receivables Owner Trust,
         Ser 2012-1, Cl A3
         0.770%, 01/15/16                             2,000,000       2,001,556
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                             1,000,000       1,018,074
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                                 9,018           9,028
      Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                               510,683         524,547
      SLM Student Loan Trust, (D)
         Ser 2011-2, Cl A1
         0.842%, 11/25/27                             1,851,913       1,845,101
         Ser 2011-A, Cl A1 (A)
         1.240%, 10/15/24                             1,956,467       1,956,467
      Volkswagen Auto Loan Enhanced Trust,
         Ser 2011-1, Cl A3
         1.220%, 06/22/15                             1,500,000       1,511,850
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                             1,425,000       1,459,223
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $20,055,133)                                          20,129,024
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 0.3%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         0.750%, 01/31/17                               550,000         552,922
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $553,558)                                                552,922
                                                                  -------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 2.3%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.3%
      California State, GO (D)
         5.650%, 04/01/39                             1,850,000       1,934,231
      University of California Revenue,
         Build America Bonds, Taxable, RB (D)
         1.988%, 05/15/50                             1,500,000       1,521,360
                                                                  -------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $3,444,402)                                            3,455,591
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         6,483,862   $   6,483,862
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $6,483,862)                                            6,483,862
                                                                  -------------
   TOTAL INVESTMENTS - 99.3%
      (Cost $148,881,368) +                                         150,750,949
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.7%                               996,640
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 151,747,589
                                                                  =============

--------------------------------------------------------------------------------

+ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $148,881,368, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,450,372 AND $(580,791), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2012 WAS $10,889,097 AND REPRESENTED 7.2% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2012, THE VALUE OF THESE SECURITIES AMOUNTED TO $124,375, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2012.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LLC   - LIMITED LIABILITY COMPANY
MTN   - MEDIUM TERM NOTE
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                          TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           04/30/12        PRICE          INPUTS         INPUTS
                                                        -------------   ------------   ------------   ------------
  Corporate Obligations                                 $  85,780,832   $         --   $ 85,780,832   $         --
  U.S. Government Agency Mortgage-Backed Obligations       26,164,398             --     26,164,398             --
  Mortgage-Backed Securities                                8,184,320             --      8,184,320             --
  Asset-Backed Securities                                  20,129,024             --     20,129,024             --
  U.S. Treasury Obligation                                    552,922             --        552,922             --
  Taxable Municipal Bonds                                   3,455,591             --      3,455,591             --
  Registered Investment Company                             6,483,862      6,483,862             --             --
                                                        -------------   ------------   ------------   ------------
Total:                                                  $ 150,750,949   $  6,483,862   $144,267,087   $         --
                                                        =============   ============   ============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 96.5%
--------------------------------------------------------------------------------
   GUAM - 0.5%
      Guam Government Business
         Privilege, Ser A, RB
         5.000%, 01/01/19                           $   750,000   $     857,933
                                                                  -------------
   MASSACHUSETTS - 0.8%
      Massachusetts State Housing
         Finance Agency, Multi-Family Housing
         Authority, ETM, RB, HUD Section 8
         7.000%, 04/01/21 (A)                           910,000       1,248,438
                                                                  -------------
   PUERTO RICO - 24.5%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, AGM Insured, Unrefunded Balance
         5.250%, 07/01/27 (A)                           755,000         755,000
         5.125%, 07/01/30 (A)                         1,215,000       1,215,984
         GO, National-RE Insured
         5.650%, 07/01/15                             2,240,000       2,463,126
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                             1,020,000       1,149,030
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                             1,130,000       1,277,939
      Puerto Rico Commonwealth Highway &
         Transportation Authority,
         Grant Anticipation Revenue, RB,
         National-RE Insured
         5.000%, 09/15/20 (A)                           780,000         810,248
         Transportation Revenue, Ser AA-1,
         ETM, RB, AGM Insured,
         Prerefunded 07/01/12 @ 100 (B)
         4.950%, 07/01/12                               620,000         624,768
         Transportation Revenue, Ser AA-1,
         RB, AGM Insured, Unrefunded Balance
         4.950%, 07/01/26 (A)                           880,000         941,468
         Transportation Revenue,
         Ser E, RB, AGM Insured
         5.500%, 07/01/23                             1,120,000       1,311,867
         Transportation Revenue, Ser N, RB
         5.500%, 07/01/23                             1,120,000       1,258,174
      Puerto Rico Commonwealth Infrastructure
         Financing Authority, Special Tax
         Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                             1,385,000       1,631,752
         FGIC Insured
         5.500%, 07/01/21                               945,000       1,062,813
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                           300,000         322,827
         5.000%, 07/01/37 (A)                         1,700,000       1,715,266

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
         Ser UU, RB, AGM Insured
         5.000%, 07/01/20 (A)                       $ 1,000,000   $   1,107,030
         Ser WW, RB
         5.500%, 07/01/38 (A)                         2,500,000       2,644,075
         Ser XX, RB (A)
         4.625%, 07/01/25                             2,100,000       2,168,355
      Puerto Rico Municipal Finance Agency,
         Ser A, GO, AGM Insured
         5.000%, 08/01/30 (A)                           880,000         906,470
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                             1,000,000       1,110,330
      Puerto Rico Public Buildings Authority,
         Revenue Refunding,
         Government Facilities, Ser H, RB,
         AMBAC, Commonwealth Guaranteed
         5.500%, 07/01/17                             1,250,000       1,397,700
         Ser L, RB, XLCA,
         Commonwealth Guaranteed
         5.500%, 07/01/21                               500,000         550,175
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                         2,500,000       2,723,150
         5.750%, 08/01/37 (A)                         1,400,000       1,550,822
         6.375%, 08/01/39 (A)                         3,000,000       3,487,050
         6.000%, 08/01/42 (A)                         1,000,000       1,120,630
         6.500%, 08/01/44 (A)                         2,000,000       2,323,900
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue, Ser C (A)
         5.000%, 08/01/22                             1,000,000       1,197,870
                                                                  -------------
                                                                     38,827,819
                                                                  -------------
   VIRGIN ISLANDS - 5.0%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes,
         RB, National-RE FGIC Insured
         5.000%, 10/01/21 (A)                         2,000,000       2,132,540
         5.000%, 10/01/23 (A)                         1,000,000       1,054,100
         5.000%, 10/01/24 (A)                         2,500,000       2,623,800
         5.000%, 10/01/27 (A)                         2,000,000       2,057,260
      Virgin Islands Water & Power
         Authority, Water Systems Revenue,
         Refunding, Asset Guarantee, RB,
         National-RE-IBC Bank MBIA Insured
         5.250%, 07/01/12 (A)                            85,000          85,316
                                                                  -------------
                                                                      7,953,016
                                                                  -------------
WISCONSIN - 65.7%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank NA
         4.750%, 09/01/17 (A)                           360,000         360,748
         4.850%, 09/01/19 (A)                           435,000         435,848

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Ashwaubenon, Community Development
         Authority, Lease Revenue,
         Refunding, Arena Project, RB
         4.700%, 06/01/15 (A)                       $   500,000   $     501,760
         5.050%, 06/01/19 (A)                         1,030,000       1,033,904
         5.200%, 06/01/22 (A)                           500,000         501,955
         5.000%, 06/01/23 (A)                           925,000         928,469
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                           345,000         381,573
         4.750%, 03/01/22 (A)                           300,000         330,057
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                           200,000         211,720
         4.100%, 04/01/17 (A)                           750,000         789,308
      Cudahy Community Development Authority,
         Lease Revenue, Ser A, RB
         1.950%, 06/01/19                               145,000         144,999
         2.200%, 06/01/20                               250,000         250,550
         2.400%, 06/01/21                               360,000         359,996
         2.600%, 06/01/22                               245,000         245,529
      Cudahy, Community Development
         Authority, Redevelopment
         Lease Revenue, RB
         4.000%, 06/01/12                               100,000         100,273
         3.650%, 06/01/13                               200,000         206,236
         4.250%, 06/01/17 (A)                           500,000         539,155
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                           250,000         277,803
         4.250%, 06/01/26 (A)                           330,000         365,439
         4.600%, 06/01/30 (A)                           600,000         666,048
      Eau Claire, Housing Authority,
         Housing Revenue, London Hill
         Townhouses Project, Ser A, RB
         6.250%, 05/01/15                               290,000         290,104
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility, Ser A, RB
         5.000%, 10/01/24 (A)                         1,500,000       1,568,175
         4.750%, 10/01/27 (A)                         1,000,000       1,042,450
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                         1,000,000       1,007,740
         4.500%, 09/01/18 (A)                         2,000,000       2,014,340
         Tax Increment District No. 7, Ser B, RB
         3.850%, 09/01/20 (A)                         2,250,000       2,430,810
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                         1,000,000       1,124,470

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         6.150%, 12/01/32 (A)                       $ 1,000,000   $   1,133,740
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                         1,000,000       1,062,700
         4.300%, 06/01/29 (A)                         1,000,000       1,052,670
      Madison, Community Development
         Authority Revenue, Wisconsin Alumni
         Research Fund Project, RB
         5.000%, 10/01/22 (A)                         1,065,000       1,285,668
         5.000%, 10/01/27 (A)                           925,000       1,075,784
         5.000%, 10/01/28 (A)                           250,000         289,290
         5.000%, 10/01/34 (A)                         4,500,000       5,065,290
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/12 (A)                         1,630,000       1,657,987
         4.550%, 10/01/12 (A)                           500,000         508,995
      Milwaukee Redevelopment Authority,
         Milwaukee School of Engineers,
         RB, AGM Insured
         2.750%, 04/01/21 (A)                         1,080,000       1,078,294
         3.000%, 04/01/22 (A)                           375,000         374,355
         3.200%, 04/01/23 (A)                         1,000,000         999,980
         3.750%, 04/01/28 (A)                           950,000         948,851
         4.100%, 04/01/32 (A)                         2,500,000       2,493,175
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.500%, 08/01/23 (A)                           110,000         121,953
         4.700%, 08/01/25 (A)                           110,000         121,864
         5.000%, 08/01/30 (A)                         2,000,000       2,221,480
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         Marquette University Project,
         RB, XLCA Insured
         4.150%, 11/01/16 (A)                         1,275,000       1,286,526
         4.250%, 11/01/17 (A)                         1,000,000       1,008,690
         4.350%, 11/01/18 (A)                           500,000         504,075
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                           500,000         509,445
         4.600%, 08/01/22 (A)                           500,000         522,960
         RB, AMBAC Insured
         3.650%, 08/01/13                             2,000,000       2,067,140
         3.800%, 08/01/14 (A)                         1,000,000       1,029,490
         4.000%, 08/01/16 (A)                         1,000,000       1,027,680
         4.100%, 08/01/17 (A)                         1,000,000       1,026,530
         4.125%, 08/01/18 (A)                         2,010,000       2,057,939

                                            See note to schedule of investments.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                       $   360,000   $     360,360
         5.300%, 06/01/29 (A)                         1,800,000       1,800,594
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                           175,000         180,843
         5.200%, 06/01/29 (A)                           355,000         373,996
      Monroe, Redevelopment Authority,
         Development Revenue,
         Monroe Clinic Inc. RB
         5.875%, 02/15/39 (A)                         2,850,000       3,137,879
      Neenah, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                         1,000,000       1,042,610
         5.125%, 12/01/23 (A)                         1,000,000       1,064,600
         4.625%, 12/01/28 (A)                           600,000         652,566
         4.700%, 12/01/28 (A)                         1,250,000       1,294,750
         4.750%, 12/01/32 (A)                           400,000         433,048
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         3.650%, 10/01/12 (A)                           100,000         100,852
         3.900%, 10/01/14 (A)                           100,000         102,587
         4.000%, 10/01/15                               100,000         102,613
         4.150%, 10/01/16 (A)                           200,000         205,218
      Osceola Redevelopment Authority,
         Lease Revenue, Refunding, Ser A, RB
         1.000%, 12/01/12                               200,000         200,346
         1.350%, 12/01/13                               175,000         175,901
         1.650%, 12/01/14                               200,000         201,312
         1.900%, 12/01/15                               175,000         177,184
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                            80,000          80,072
         5.750%, 09/20/38 (A)                         1,260,000       1,261,172
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation,
         COP, ETM, National-RE Insured
         0.000%, 12/15/15                               970,000         939,338
         0.000%, 12/15/17                             1,000,000         932,920
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/18                               250,000         312,940
         5.500%, 12/15/19                             2,200,000       2,794,836
         5.500%, 12/15/21                             1,500,000       1,940,460
         5.500%, 12/15/26                             4,510,000       5,347,191
         5.100%, 12/15/29 (A)                           285,000         288,830

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Sun Prairie, Community Development
         Authority, Lease Revenue, RB
         4.400%, 08/01/20 (A)                       $   150,000   $     153,057
         4.500%, 08/01/21 (A)                           150,000         152,852
         Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                           975,000       1,013,873
         4.350%, 08/01/22 (A)                           975,000       1,011,085
      Waukesha, Redevelopment Authority,
         Avalon Square Project, Ser A, RB,
         GNMA Collateralized
         5.000%, 06/20/21 (A)                           960,000         981,187
      Waukesha, Redevelopment Authority,
         Weldall Manufacturing Inc. Project,
         RB, LOC Harris N.A.
         4.200%, 12/01/24 (A)                           150,000         161,133
         4.500%, 12/01/30 (A)                         1,200,000       1,291,848
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                           250,000         263,145
         4.550%, 10/01/24 (A)                           250,000         262,635
         4.600%, 10/01/25 (A)                           150,000         157,227
         4.650%, 10/01/28 (A)                           250,000         259,895
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                           500,000         522,060
         4.250%, 10/01/17 (A)                           200,000         208,662
         4.350%, 10/01/18 (A)                           500,000         511,125
         4.400%, 10/01/18 (A)                           500,000         521,130
         5.250%, 10/01/20 (A)                           445,000         470,770
         4.500%, 10/01/21 (A)                           100,000         108,741
         4.700%, 10/01/21 (A)                         1,230,000       1,280,873
         4.625%, 10/01/25 (A)                           825,000         870,367
         Guaranty Agreement:
         Associated Trust Co.
         4.450%, 10/01/19 (A)                           500,000         510,770
         Ser B, RB
         4.750%, 10/01/22 (A)                           130,000         134,974
         4.750%, 10/01/23 (A)                           140,000         144,894
      Wisconsin Center District,
         Capital Appreciation,
         Senior Dedicated Tax Revenue,
         Ser A, RB, National-RE Insured
         0.000%, 12/15/26                             2,500,000       1,336,225
         Ser 1998A, Junior Dedicated Tax
         Revenue, RB, AGM Insured
         5.250%, 12/15/23                             2,585,000       3,088,248
      Wisconsin Dells, Community Development
         Authority, Lease Revenue, RB
         5.000%, 03/01/22 (A)                         1,500,000       1,588,155
         4.600%, 03/01/25 (A)                         1,200,000       1,229,016

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 63

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Ser A
         4.300%, 03/01/22 (A)                       $   225,000   $     234,446
         4.450%, 03/01/25 (A)                           300,000         309,984
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB
         4.250%, 12/01/35 (A)                         1,500,000       1,583,235
         GO of Authorization
         5.375%, 11/01/30 (A)                         2,135,000       2,269,590
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                         1,000,000       1,012,450
         4.400%, 05/01/37 (A)                           500,000         500,905
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                           275,000         283,434
         4.900%, 11/01/35 (A)                         1,650,000       1,672,440
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                               925,000       1,059,301
         RB, National-RE FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                               875,000       1,002,041
                                                                  -------------
                                                                    104,308,801
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $145,163,495)                                        153,196,007
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 6.1%
--------------------------------------------------------------------------------
      TFIT Tax-Free Cash Reserve Portfolio            9,659,799   $   9,659,799
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $9,659,799)                                            9,659,799
                                                                  -------------
   TOTAL INVESTMENTS - 102.6%
      (Cost $154,823,294) +                                         162,855,806
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (2.6)%                          (4,202,758)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 158,653,048
                                                                  =============

+ AT APRIL 30, 2012, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $154,823,294, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,114,802 AND $(82,290), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AGM    - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC  - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC   - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP    - CERTIFICATES OF PARTICIPATION
ETM    - ESCROWED TO MATURITY
FGIC   - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA    - FEDERAL HOUSING ADMINISTRATION
FHLB   - FEDERAL HOME LOAN BANK
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
HUD    - HOUSING AND URBAN DEVELOPMENT
IBC    - INTERNATIONAL BANCSHARES CORP.
LOC    - LETTER OF CREDIT
MBIA   - MUNICIPAL BOND INVESTORS ASSURANCE
NA     - NATIONAL ASSOCIATION
RB     - REVENUE BOND
SER    - SERIES
XLCA   - XL CAPITAL ASSURANCE

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                     TOTAL FAIR      LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                      VALUE AT       QUOTED        OBSERVABLE     UNOBSERVABLE
                                      04/30/12        PRICE           INPUTS         INPUTS
                                   -------------   ------------   -------------   ------------
   Municipal Bonds                 $ 153,196,007   $         --   $ 153,196,007   $         --
   Registered Investment Company       9,659,799      9,659,799              --             --
                                   -------------   ------------   -------------   ------------
Total:                             $ 162,855,806   $  9,659,799   $ 153,196,007   $         --
                                   =============   ============   =============   ============

For more Information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.8%
--------------------------------------------------------------------------------
   CALIFORNIA - 92.5%
      ABAG, Multi-Family Housing Finance
         Authority, Non-Profit, (A) (B) (C)
         Episcopal Homes Foundation,
         COP, LOC Wells Fargo Bank N.A.
         0.190%, 02/01/25                           $ 4,410,000   $   4,410,000
      Alameda County, Industrial Development
         Authority Revenue, Ettore Products
         Company Project, Ser A, RB, AMT,
         LOC Comerica Bank (A) (B) (C)
         0.350%, 12/01/30                             4,000,000       4,000,000
      Bay Area Toll Authority, (A) (B) (C)
         Ser C-4, RB, LOC Lloyds TSB Bank
         PLC
         0.240%, 04/01/45                             6,600,000       6,600,000
      California Infrastructure & Economic
         Development Bank, (A) (B) (C)
      California Academy, Ser E, RB
         LOC Northern Trust Co.
         0.230%, 09/01/38                             5,600,000       5,600,000
         Jewish Community Center, Ser A, RB,
         LOC Bank of America N.A.
         0.280%, 12/01/31                             8,805,000       8,805,000
         Los Angeles Museum, Ser A, RB,
         LOC Wells Fargo Bank N.A.
         0.230%, 09/01/37                             1,800,000       1,800,000
      California Pollution Control
         Financing Authority, (A) (B) (C)
         Pacific Gas & Electric,
         Ser C, RB, LOC JPMorgan Chase Bank
         0.250%, 11/01/26                             2,300,000       2,300,000
         Ser E, RB
         0.230%, 11/01/26                             6,200,000       6,200,000
         Resource Recovery, Wadham Energy,
         Ser C, RB, AMT,
         LOC BNP Paribas
         0.750%, 11/01/17                            11,500,000      11,500,000
      California State (A) (B) (C)
         Ser A, Sub-Ser A-1-2, GO, LOC
         Royal Bank of Canada
         0.220%, 05/01/40                            23,000,000      23,000,000
         Ser A, Sub-Ser A-2-2, GO, LOC
         Royal Bank of Canada
         0.220%, 05/01/40                            20,000,000      20,000,000
      California State Health Facilities
         Financing Authority, (A) (B) (C)
         Catholic Healthcare, Ser H, RB,
         LOC Citibank N.A.
         0.280%, 07/01/33                             3,200,000       3,200,000
         Ser B, RB, LOC JPMorgan Chase Bank
         0.230%, 10/01/40                             1,100,000       1,100,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California State, (A) (B) (C)
         Kindergarten,
         Ser B-1, GO, LOC Citibank N.A.
         0.230%, 05/01/34                          $ 16,350,000   $  16,350,000
         Ser B-2, GO, LOC Citibank N.A.
         0.230%, 05/01/34                               500,000         500,000
         Ser B-4, GO, LOC Citibank N.A.
         0.250%, 05/01/34                             6,100,000       6,100,000
      California State, Educational Facilities
         Authority, California Institute of
         Technology, RB,
         Institute Guaranteed (A) (B)
         0.210%, 01/01/24                            19,000,000      19,000,000
      California State, Health Facilities
         Financing Authority, Adventist
         Health System, Ser B, RB (A) (B) (C)
         LOC Wells Fargo Bank N.A.
         0.220%, 09/01/25                               700,000         700,000
      California State, Housing Finance Agency,
         Multi-Family Housing, Ser B, RB,
         FNMA Insured (A) (B) (C)
         0.230%, 02/01/35                             9,700,000       9,700,000
      California State, Infrastructure &
         Economic Development Bank,
         Pacific Gas Electric, Ser D, RB,
         LOC Sumitomo Mitsui Banking Corp.
         (A) (B) (C)
         0.200%, 12/01/16                             3,800,000       3,800,000
      California State, RB
         2.000%, 06/26/12                            24,400,000      24,459,669
      California Statewide, Communities
         Development Authority, (A) (B) (C)
         Redlands Community Hospital,
         Ser B, RB, LOC JPMorgan Chase Bank
         0.230%, 04/01/29                             1,400,000       1,400,000
         Westgate Pasadena
         Ser G, RB, AMT,
         LOC Bank of America N.A.
         0.400%, 04/01/42                             1,820,000       1,820,000
      Chino Basin Regional Financing Authority,
         Inland Empire Utilities, Ser B, RB
         LOC Lloyds TSB Bank PLC (A) (B) (C)
         0.260%, 06/01/32                            17,595,000      17,595,000
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB,
         FNMA Insured (A) (B) (C)
         0.220%, 11/15/22                             7,600,000       7,600,000
      Irvine, Improvement Bond Act 1915,
         Special Assessment, (A) (B) (C)
         Assessment District 94-13,
         LOC State Street Bank & Trust Co.
         0.210%, 09/02/22                               500,000         500,000

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Irvine, Ranch Water District,
         Consolidated Improvement
         District, GO, Ser A
         LOC U.S. Bank N.A. (A) (B) (C)
         0.200%, 10/01/41                          $  4,000,000   $   4,000,000
      Livermore, COP, Capital Projects,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.230%, 10/01/30                             4,715,000       4,715,000
      Livermore, Multi-Family Housing
         Authority, Mortgage Portola, RB, AMT,
         FHLMC Insured (A) (B) (C)
         0.240%, 05/01/19                               375,000         375,000
      Los Angeles County Housing Authority,
         Multi-Family Housing Authority,
         Malibu Meadows II, Ser C, RB,
         FNMA Insured (A) (B) (C)
         0.200%, 04/15/28                             7,000,000       7,000,000
      Los Angeles County, TRAN, Ser C
         2.500%, 06/29/12                             5,000,000       5,016,857
      Los Angeles, Department of Water & Power,
         (A) (B) (C)
         Sub-Ser B-3
         0.230%, 07/01/34                               800,000         800,000
         Waterworks Revenue,
         Sub-Ser B-4, RB, SPA Wells Fargo Bank
         N.A.
         0.270%, 07/01/35                            12,300,000      12,300,000
      Los Angeles, Multi-Family Housing Authority,
         Fountain Park Phase II, Ser B, RB, AMT,
         FNMA Insured (A) (B) (C)
         0.230%, 03/15/34                             1,000,000       1,000,000
      Manhattan Beach, COP,
         LOC Bank of America N.A. (A) (B) (C)
         0.300%, 08/01/32                             1,000,000       1,000,000
      Metropolitan, Water District of
         Southern California, (A) (B) (C)
         Waterworks Revenue, Ser B, RB,
         SPA Landesbank Hessen
         0.260%, 07/01/28                            16,000,000      15,999,483
         Waterworks Revenue, Ser C, RB, SPA
         Landesbank Hessen
         0.240%, 07/01/28                            23,100,000      23,100,000
      Orange County, Apartment Development
         Revenue, WLCO LF Partners, Ser G-1,
         RB, FNMA Insured (A) (B) (C)
         0.210%, 11/15/28                             8,000,000       8,000,000
      Pittsburg, Public Financing Authority, RB,
         LOC Bank of the West (A) (B) (C)
         0.450%, 06/01/35                            16,750,000      16,750,000
      Riverside County, Public Facilities,
         Ser B, COP, LOC State Street
         Bank & Trust Co. (A) (B) (C)
         0.220%, 12/01/15                             1,950,000       1,950,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Sacramento County, (A) (B) (C)
         Sanitation District, Financing Authority,
         Subordinate Lien, Ser E, RB, LOC U.S.
         Bank N.A.
         0.260%, 12/01/40                           $ 5,200,000   $   5,200,000
         Special Facilities Airport Revenue,
         Cessna Aircraft Company Project, RB,
         LOC Bank of America N.A.
         0.390%, 11/02/28                             7,000,000       7,000,000
      San Diego County,
         Regional Transportation Commission,
         Limited Tax, Ser B, RB, (A) (B) (C)
         SPA JPMorgan Chase Bank
         0.250%, 04/01/38                             4,115,000       4,115,000
      San Francisco City & County, (A) (B) (C)
         Finance Corporation Lease, Moscone
         Center,
         Ser 2008-2, RB, LOC State Street
         Bank & Trust Co.
         0.230%, 04/01/30                             5,280,000       5,280,000
      San Francisco City & County, Airports
         Commission, Ser 36-C,
         RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.240%, 05/01/26                             5,875,000       5,875,000
      San Francisco City & County,
         Multi-Family Housing Authority,
         Carter Terrace Apartments, Ser B, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.340%, 03/01/36                             4,675,000       4,675,000
      San Francisco City & County,
         Redevelopment Agency, (A) (B) (C)
         Derek Silva Community, Ser D, RB,
         LOC Citibank N.A.
         0.340%, 12/01/19                             1,945,000       1,945,000
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment Project,
         Ser B, RB LOC JPMorgan Chase
         Bank (A) (B) (C)
         0.240%, 08/01/32                             2,100,000       2,100,000
      San Rafael Redevelopment Agency,
         Fairfax Standard Apartments, Ser A, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.280%, 09/01/31                               500,000         500,000
      Santa Clara County, El Camino Hospital
         District Lease Authority, Valley
         Medical Center Project,
         Ser A, RB, LOC State Street Bank &
         Trust Co. (A) (B) (C)
         0.220%, 08/01/15                               350,000         350,000

                                            See note to schedule of investments.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Southern California, Public Power Authority,
         Electric Power and Light Revenue,
         Magnolia Power Project,
         Ser A, RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.220%, 07/01/36                           $12,850,000   $  12,850,000
      Torrance, Torrance Memorial
         Medical Center, Ser B, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.270%, 09/01/45                             2,000,000       2,000,000
      Tustin Unified School District Community
         Facility District NO 07-1 (A) (B) (C)
         LOC Bank of America, N.A.
         0.270%, 09/01/50                            22,000,000      22,000,000
      Vallejo, Multi-Family Housing Authority, RB,
         FNMA Insured (A) (B) (C)
         0.300%, 05/15/22                             4,000,000       4,000,000
      Vallejo, Water Revenue, Ser A, RB,
         LOC JPMorgan Chase Bank (A) (B) (C)
         0.260%, 06/01/31                            14,700,000      14,700,000
      Whittier, Healthcare Facilities,
         Presbyterian Intercommunity, Ser B, RB,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.200%, 06/01/36                             2,800,000       2,800,000
                                                                  -------------
                                                                    405,436,009
                                                                  -------------
   PENNSYLVANIA - 4.5%
      Pennsylvania Turnpike Commission (A) (B) (C)
         Ser B, RB
         0.650%, 07/15/41                            10,000,000      10,000,000
         Ser D, RB
         0.520%, 07/15/41                             9,800,000       9,800,000
                                                                  -------------
                                                                     19,800,000
                                                                  -------------
   PUERTO RICO - 0.4%
      Puerto Rico Commonwealth,
         Public Improvement,
         Series C-5-2, RB, AGM Insured,
         LOC Barclays Bank PLC (A) (B) (C)
         0.250%, 07/01/20                             2,000,000       2,000,000
                                                                  -------------
   WISCONSIN - 2.4%
      Wisconsin Housing & Economic
         Development Authority Ser C, RB,
         AMT, SPA BNP Paribas (A) (B) (C)
         0.700%, 09/01/23                            10,500,000      10,500,000
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $437,736,009)                                        437,736,009
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.1%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          282,069   $     282,069
      Goldman Sachs Institutional
         Liquid Assets Tax-Exempt
         California Portfolio                             6,450           6,450
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $288,519)                                                288,519
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $438,024,528) +                                         438,024,528
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                               422,065
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 438,446,593
                                                                  =============

--------------------------------------------------------------------------------

+     AT APRIL 30, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2012.

(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON APRIL 30, 2012.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                        TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         VALUE AT         QUOTED       OBSERVABLE     UNOBSERVABLE
                                         04/30/12         PRICE           INPUTS         INPUTS
                                      -------------   -------------   -------------   ------------
   Municipal Bonds                    $ 437,736,009   $          --   $ 437,736,009   $         --
   Registered Investment Companies          288,519         288,519              --             --
                                      -------------   -------------   -------------   ------------
Total:                                $ 438,024,528   $     288,519   $ 437,736,009   $         --
                                      =============   =============   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 33.5%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 4.4% (A)
      Tasman Funding Inc.
         0.270%, 05/01/12                         $ 100,001,000   $ 100,001,000
                                                                  -------------
      TOTAL ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS
         (Cost $100,001,000)                                        100,001,000
                                                                  -------------
   ASSET-BACKED SECURITIES - CREDIT CARD - 3.0% (A)
      White Point Funding Inc.
      0.511%, 07/03/12                               62,207,000      62,151,480
      0.501%, 07/26/12                                7,000,000       6,991,639
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $69,143,119)                                          69,143,119
                                                                  -------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 14.1% (A)
      Atlantic Asset
         Securitization LLC
         0.200%, 05/01/12                            85,000,000      85,000,000
      Autobahn Funding Co. LLC
         0.200%, 05/01/12                            30,000,000      30,000,000
         0.601%, 06/06/12                            70,000,000      69,958,000
      Mont Blanc Capital Corp.
         0.521%, 05/01/12                            70,000,000      70,000,000
      Sydney Capital Corp.
         0.300%, 06/15/12                            70,000,000      69,973,750
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - TRADE RECEIVABLES
         (Cost $324,931,750)                                        324,931,750
                                                                  -------------
   BANKING - 9.8%
      Louis Dreyfus Commodities
         LOC: Barclays Bank
         0.410%, 05/01/12                           100,000,000     100,000,000
      Silver Tower U.S. Funding
         0.590%, 05/02/12 (A)                       100,000,000      99,998,362
      Working Capital Management
         0.250%, 05/03/12 (A)                        24,356,000      24,355,662
                                                                  -------------
      TOTAL BANKING
         (Cost $224,354,024)                                        224,354,024
                                                                  -------------
   MULTIPLE INDUSTRY - 2.2%
      General Electric Capital Corp.
         0.300%, 08/06/12                            50,000,000      49,959,583
                                                                  -------------
      TOTAL MULTIPLE INDUSTRY
         (Cost $49,959,583)                                          49,959,583
                                                                  -------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $768,389,476)                                        768,389,476
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 21.8%
--------------------------------------------------------------------------------
      Bank of Nova Scotia Houston
         0.491%, 01/04/13 (B)                     $  70,000,000   $  70,000,000
      Canadian Imperial Bank of Commerce NY
         0.380%, 08/29/12 (B)                        75,000,000      74,998,748
      Mizuho Corporate Bank NY
         0.400%, 08/01/12                            65,000,000      65,000,000
      Norinchukin Bank NY
         0.430%, 07/05/12                            70,000,000      70,000,000
      Skandinaviska Enskilda Bank NY
         0.510%, 06/20/12                            70,000,000      70,000,000
      Sumitomo Mitsui Banking NY
         0.410%, 09/07/12 (B) (C)                   100,000,000     100,000,000
      Westpac Banking Corp. NY
         0.341%, 08/08/12 (B)                        50,000,000      50,000,000
                                                                  -------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $499,998,748)                                        499,998,748
                                                                  -------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 5.9%
--------------------------------------------------------------------------------
   AUTOMOTIVE - 2.9% (B)
      Toyota Motor Credit Corp., MTN
         0.713%, 04/03/13                            66,500,000      66,500,000
                                                                  -------------
      TOTAL AUTOMOTIVE
         (Cost $66,500,000)                                          66,500,000
                                                                  -------------
   BANKING - 3.0% (A) (D)
      Bank of Montreal Chicago, MTN
         0.801%, 05/03/13                            70,000,000      70,000,000
                                                                  -------------
      TOTAL BANKING
         (Cost $70,000,000)                                          70,000,000
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $136,500,000)                                        136,500,000
                                                                  -------------
--------------------------------------------------------------------------------
   FOREIGN CORPORATE OBLIGATION - 4.3%
--------------------------------------------------------------------------------
   BANKING - 4.3% (A) (D) (E)
      Credit Agricole, MTN
         0.764%, 07/20/12                           100,000,000     100,000,000
                                                                  -------------
      TOTAL FOREIGN CORPORATE OBLIGATION
         (Cost $100,000,000)                                        100,000,000
                                                                  -------------
--------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 2.2%
--------------------------------------------------------------------------------
   BANKING - 2.2% (A) (D)
      Westpac Banking Corp.
         0.391%, 05/03/13                            50,000,000      50,000,000
                                                                  -------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                          50,000,000
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
--------------------------------------------------------------------------------
      FNMA
         0.230%, 08/12/13 (B)                      $ 25,000,000   $  24,990,259
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $24,990,259)                                          24,990,259
                                                                  -------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.3%
--------------------------------------------------------------------------------
   U.S. GOVERNMENT - 0.3% (C)
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge, Ser B, RB,
         LOC: FHLB
         0.230%, 08/01/41                             3,425,000       3,425,000
                                                                  -------------
      Winston Salem, NC, COP,
         SPA: Branch Banking & Trust
         0.270%, 11/01/12 (F)                         3,000,000       3,000,000
                                                                  -------------
      TOTAL U.S. GOVERNMENT
         (Cost $6,425,000)                                            6,425,000
                                                                  -------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $6,425,000)                                            6,425,000
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILL - 3.3%
--------------------------------------------------------------------------------
      U.S. Treasury Bill
         0.107%, 08/02/12                            75,000,000      74,979,656
                                                                  -------------
      TOTAL U.S. TREASURY BILL
         (Cost $74,979,656)                                          74,979,656
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 27.7%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.170% dated 04/30/12, matures
         on 05/01/12, repurchase price
         $123,019,083 (collateralized by a
         U.S. Treasury obligation, par value
         $123,005,000, 1.250%, 03/15/14,
         total market value $125,483,867)           123,018,502     123,018,502
      Deutsche Bank Securities
         0.190% dated 04/30/12, matures
         on 05/01/12, repurchase price
         $438,002,312 (collateralized by
         three U.S. Treasury obligations,
         ranging in par value from
         $70,013,400-$225,070,000,
         0.500%-3.250%,
         10/15/13-02/15/19, total market
         value $446,760,093)                        438,000,000     438,000,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Merrill Lynch Fenner Pierce & Smith
         0.170%, dated 04/30/12, matures
         on 05/01/12, repurchase price
         $75,000,354 (collateralized by
         two U.S. Treasury obligations,
         ranging in par value from
         $1,000 - $76,552,900,
         0.000% - 1.500%,
         10/25/12 - 08/31/18, total market
         value $76,500,029)                        $ 75,000,000  $   75,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $636,018,502)                                        636,018,502
                                                                 --------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $2,297,301,641) +                                     2,297,301,641
                                                                 --------------
OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (1,382,530)
                                                                 --------------
NET ASSETS - 100.0%                                              $2,295,919,111
                                                                 ==============

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT APRIL 30, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2012 WAS $838,429,893 AND REPRESENTED 36.5% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2012. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(D) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2012. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(E) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2012 WAS $100,000,000 AND REPRESENTED 4.3% OF NET ASSETS.

(F)   SECURITY IS ESCROWED TO MATURITY IN U.S. TREASURIES.

                                            See note to schedule of investments.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

COP  - CERTIFICATES OF PARTICIPATION
FHLB - FEDERAL HOME LOAN BANK
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC  - LIMITED LIABILITY COMPANY
LOC  - LETTER OF CREDIT
MTN  - MEDIUM TERM NOTE
NC   - NORTH CAROLINA
NY   - NEW YORK
RB   - REVENUE BOND
SER  - SERIES
SPA  - STANDBY PURCHASE AGREEMENT

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                          LEVEL 2         LEVEL 3
                                       TOTAL FAIR        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                        VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                                        04/30/12         PRICE            INPUTS          INPUTS
                                     --------------   ------------   ---------------   ------------
Investments in Securities**          $2,297,301,641   $         --   $ 2,297,301,641   $         --
                                     ==============   ============   ===============   ============

**    See schedule of investments detail for security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

-------------------------------------------------------------------------------
Description                                                 Par          Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
-------------------------------------------------------------------------------
      FFCB
         0.239%, 11/27/12 (A)                     $   5,000,000   $   5,000,000
      FNMA
         0.230%, 08/12/13 (A)                         7,000,000       6,997,272
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $11,997,272)                                          11,997,272
                                                                  -------------
-------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 3.7%
-------------------------------------------------------------------------------
      Straight - A Funding, Series I, FFBLL
         0.182%, 07/20/12 *(B)                        7,000,000       6,997,305
                                                                  -------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $6,997,305)                                            6,997,305
                                                                  -------------
-------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 13.2%
-------------------------------------------------------------------------------
      U.S. Treasury Bill
         0.107%, 08/02/12                            25,000,000      24,993,219
                                                                  -------------
      TOTAL U.S. TREASURY BILLS
         (Cost $24,993,219)                                          24,993,219
                                                                  -------------
-------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 76.8%
-------------------------------------------------------------------------------
      Barclays Capital Inc.
         0.180%, dated 04/30/12,
         matures on 05/01/12, repurchase
         price $45,000,225 (collateralized
         by a U.S. Treasury obligation,
         par value $45,613,200,
         1.375%, 09/15/12,
         total market value
         $45,900,050)                                45,000,000      45,000,000
      Credit Suisse Securities (USA)
         0.170%, dated 04/30/12,
         matures on 05/01/12, repurchase
         price $10,682,326 (collateralized
         by a U.S. Treasury obligation,
         par value $10,480,000, 1.500%,
         06/30/16, total market
         value $10,898,218)                          10,682,276      10,682,276
      Deutsche Bank Securities
         0.190%, dated 04/30/12,
         matures on 05/01/12, repurchase
         price $45,000,238 (collateralized
         by a U.S. Treasury obligation,
         par value $45,785,600, 0.875%,
         04/30/17, total market
         value $45,900,064)                          45,000,000      45,000,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Merrill Lynch Fenner Pierce & Smith
         0.170%, dated 04/30/12, matures on
         05/01/12, repurchase price
         $45,000,213 (collateralized by a
         U.S. Treasury obligation,
         par value $45,921,300, 0.000%,
         09/13/12, total market
         value $45,900,038)                       $  45,000,000   $  45,000,000
                                                                  -------------
         TOTAL REPURCHASE AGREEMENTS
         (Cost $145,682,276)                                        145,682,276
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $189,670,072) +                                         189,670,072
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (12,639)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 189,657,433
                                                                  =============

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT APRIL 30, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2012 WAS $6,997,305 AND REPRESENTED 3.7% OF NET ASSETS.

FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

                                            See note to schedule of investments.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                         LEVEL 2          LEVEL 3
                                       TOTAL FAIR        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                        VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                                        04/30/12          PRICE           INPUTS          INPUTS
                                     --------------   ------------   ---------------   ------------
Investments in Securities**          $  189,670,072   $         --   $   189,670,072   $         --
                                     ==============   ============   ===============   ============

**    See schedule of investments detail for security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------------------
Description                                                            Par             Value
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.6%
--------------------------------------------------------------------------------------------
      FFCB
         0.239%, 11/27/12 (A)                                $  50,000,000   $    50,000,000
      FHLMC
         0.191%, 06/03/13 (A)                                   50,000,000        49,978,010
      FNMA
         0.230%, 08/12/13 (A)                                   75,000,000        74,970,777
                                                                                ------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $174,948,787)                                                     174,948,787
                                                                                ------------
--------------------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 13.9%
--------------------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A, RB
         Guarantee: FNMA (B)
         0.160%, 08/15/33                                        4,800,000         4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, Ser A, RB
         Guarantee: FNMA (B)
         0.200%, 07/15/35                                        1,150,000         1,150,000
      California, San Francisco, City & County
         Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.190%, 06/15/34                                       26,050,000        26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, Ser A, RB
         Guarantee: FNMA (B)
         0.210%, 07/15/36                                          600,000           600,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.190%, 05/15/35                                        3,300,000         3,300,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.230%, 10/15/41                                       14,225,000        14,225,000
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.230%, 04/15/36                                        2,435,000         2,435,000
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.180%, 11/15/35                                        4,570,000         4,570,000
         West Street, Ser B, RB
         Guarantee: FNMA
         0.230%, 03/15/36                                        7,100,000         7,100,000
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.180%, 06/15/34                                        6,800,000         6,800,000

--------------------------------------------------------------------------------------------
Description                                                            Par             Value
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------------------
      New York State, Dormitory Authority
         Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.180%, 11/15/36                                    $  16,760,000   $    16,760,000
      New York State, Housing Finance Agency
         Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.230%, 05/15/41                                        5,100,000         5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.210%, 05/15/33                                        9,200,000         9,200,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.230%, 05/15/34                                          910,000           910,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.230%, 11/15/36                                        2,500,000         2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.230%, 05/15/33                                       12,500,000        12,500,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.230%, 11/01/36                                        2,800,000         2,800,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.180%, 11/15/36                                        4,400,000         4,400,000
      Pennsylvania, Montgomery County,
         Redevelopment Authority,
         Kingswood Apartments Project, Ser A, RB
         Guarantee: FNMA (B)
         0.230%, 08/15/31                                        5,505,000         5,505,000
      Virginia, Chesapeake, Redevelopment &
         Housing Authority, Multi-Family
         Housing Revenue, Alta Great Bridge,
         Ser A, RB
         Guarantee: FNMA (B)
         0.250%, 01/15/41                                        1,625,000         1,625,000
      Washington State Housing Finance
         Commission, Multi-Family
         Housing Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FHLB
         0.220%, 12/15/41                                        3,510,000         3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.200%, 09/01/34                                        3,100,000         3,100,000
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.200%, 07/15/38                                        1,650,000         1,650,000

                                            See note to schedule of investments.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

----------------------------------------------------------------------------------------------
Description                                                            Par               Value
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
----------------------------------------------------------------------------------------------
         Pinehurst Apartments Project, Ser B, RB
         Guarantee: FNMA
         0.200%, 03/15/39                                    $   1,465,000       $   1,465,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.190%, 12/15/36                                        3,210,000           3,210,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.200%, 06/15/37                                        1,915,000           1,915,000
                                                                                --------------

      TOTAL VARIABLE RATE DEMAND NOTES
        (Cost $147,180,000)                                                        147,180,000
                                                                                --------------
----------------------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 5.4%
----------------------------------------------------------------------------------------------
      Citibank N.A., Guarantee: FDIC (A)
         0.503%, 11/15/12                                       12,000,000          12,022,707
         Straight - A Funding, Series I, FFBLL * (C)
         0.182%, 07/20/12                                       45,311,000          45,293,555
                                                                                --------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $57,316,262)                                                         57,316,262
                                                                                --------------
----------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 64.1%
----------------------------------------------------------------------------------------------
      Barclays Capital
         0.180%, dated 04/30/12,
         matures on 05/01/12, repurchase
         price $205,001,025 (collaterized
         by a U.S. Treasury obligation,
         par value $189,598,700, 2.750%,
         02/15/19, total market
         value $209,100,103)                                   205,000,000         205,000,000
      Deutsche Bank Securities
         0.200%, dated 04/30/12,
         matures on 05/01/12, repurchase
         price $215,240,610 (collateralized
         by three U.S. agency obligations
         ranging in par value from
         $70,761,000 - $75,100,000,
         0.650% - 1.125%, 05/18/12 -
         11/25/14, total market
         value $219,544,781)                                   215,239,414         215,239,414
      Goldman Sachs
         0.180%, dated 04/30/12,
         matures on 05/01/12, repurchase
         price $52,000,260 (collateralized
         by four U.S. Treasury obligations,
         ranging in par value from
         $524,200 - $60,961,028, 0.000%,
         02/15/18 - 02/15/39, total
         market value $53,040,058)                              52,000,000          52,000,000

----------------------------------------------------------------------------------------------
Description                                                            Par               Value
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
----------------------------------------------------------------------------------------------
      Merrill Lynch, Fenner Pierce & Smith
         0.170%, dated 04/30/12,
         matures on 05/01/12, repurchase
         price $205,000,968 (collateralized
         by two U.S. Treasury obligations,
         ranging in par value from
         $25,037,200 - $171,677,000,
         0.250% - 2.250%, 09/15/14 -
         07/31/18, total market
         value $209,100,052)                                 $ 205,000,000      $  205,000,000
                                                                                --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $677,239,414)                                                       677,239,414
                                                                                --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $1,056,684,463) +                                                    1,056,684,463
                                                                                --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                             (290,333)
                                                                                --------------
   NET ASSETS - 100.0%                                                          $1,056,394,130
                                                                                ==============

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT APRIL 30, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THIS SECURITY AS OF APRIL 30, 2012 WAS $45,293,555 AND REPRESENTED 4.3% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                                     LEVEL 2         LEVEL 3
                                                      TOTAL FAIR      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                       VALUE AT        QUOTED      OBSERVABLE      UNOBSERVABLE
                                                       04/30/12        PRICE         INPUTS           INPUTS
                                                    --------------   ---------   ---------------   ------------
Investments in Securities**                         $1,056,684,463   $      --   $ 1,056,684,463   $         --
                                                    ==============   =========   ===============   ============

**    See schedule of investments detail for security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement..

                                            See note to schedule of investments.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.063%, 05/03/12                         $  95,876,000   $  95,875,669
         0.081%, 05/10/12                           100,000,000      99,998,000
         0.059%, 05/17/12                           102,476,000     102,473,345
         0.076%, 05/24/12                            75,000,000      74,996,406
         0.117%, 05/31/12                            50,000,000      49,995,208
         0.081%, 06/07/12                           100,000,000      99,991,778
         0.097%, 06/21/12                            50,000,000      49,993,271
         0.076%, 07/05/12                            50,000,000      49,993,229
         0.081%, 07/19/12                            75,000,000      74,986,834
                                                                  -------------
      TOTAL U.S. TREASURY BILLS
         (Cost $698,303,740)                                        698,303,740
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $698,303,740) +                                         698,303,740
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (85,688)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 698,218,052
                                                                  =============

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT APRIL 30, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

A summary of the inputs used to value the Fund's net assets as of April 30, 2012 is as follows (see note to schedule of investments):

                                                                                LEVEL 2          LEVEL 3
                                                   TOTAL FAIR     LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                                    VALUE AT      QUOTED      OBSERVABLE      UNOBSERVABLE
                                                    04/30/12       PRICE        INPUTS           INPUTS
                                                 -------------   ---------   -------------   --------------
Investments in Securities**                      $ 698,303,740   $      --   $ 698,303,740   $           --
                                                 =============   =========   =============   ==============

**    See schedule of investments detail for security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 77

NOTE TO SCHEDULE OF INVESTMENTS
APRIL 30, 2012 (UNAUDITED)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approximates market or fair value.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets and liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

78 HIGHMARK(R) FUNDS

APRIL 30, 2012 (UNAUDITED)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of Level 1, 2 and 3 are based on values at the end of period.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the nine months ended April 30, 2012, the International Opportunities Fund had common stocks valued at $21,927,835 that were transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued using quote prices at the beginning of the period and are now fair valued.

A summary of the levels for each of Fund's investments as of April 30, 2012 is included with each Fund's schedule of investments.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund. During the nine months ended April 30, 2012, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average, was 2.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options for the nine months ended April 30, 2012.

FUTURES CONTRACTS - The Equity Income Fund, the International Opportunities Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund utilized futures contracts during the nine months ended April 30, 2012. The Funds' investments in futures contracts are designed to enable the Funds to more

                                                            HIGHMARK(R) FUNDS 79

NOTE TO SCHEDULE OF INVESTMENTS (CONCLUDED)
APRIL 30, 2012 (UNAUDITED)

closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. As of April 30, 2012, the International Opportunities Fund, the Large Cap Core Equity Fund, the Small Cap Core Fund the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund were the only Funds to have open futures contracts. During the nine months ended April 30, 2012, the average number of futures contracts outstanding, based on a quarterly average, was 1, 15, 15, 21, 18, 2 and 3 on the Equity Income Fund, the International Opportunities Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund, respectively.

DERIVATIVES - The following is a table summarizing the fair value of derivatives held at April 30, 2012 by primary risk exposure:

                                                 ASSET DERIVATIVE        LIABILITY DERIVATIVE
                                                INVESTMENTS VALUE         INVESTMENTS VALUE
                                              ----------------------   ------------------------
                                                            FOREIGN                    FOREIGN
                                                EQUITY     CURRENCY       EQUITY      CURRENCY
                                              CONTRACTS    CONTRACTS     CONTRACTS    CONTRACTS
                                              ---------   ----------   ------------   ---------
International Opportunities Fund ..........   $      --   $   50,989   $   (125,737)  $      --
Large Cap Core Equity Fund ................          --           --         (2,221)         --
Small Cap Core Fund .......................          --           --        (20,334)         --
Tactical Capital Growth Allocation Fund ...          --           --        (15,404)         --
Tactical Growth & Income Allocation Fund ..          --           --        (20,539)         --

80 HIGHMARK(R) FUNDS

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HighMark Funds
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Earle A. Malm II
                         -----------------------------------------------------
                             Earle A. Malm II, President
                             (principal executive officer)

Date  June 29, 2012
    --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Earle A. Malm II
                         -----------------------------------------------------
                             Earle A. Malm II, President
                             (principal executive officer)

Date  June 29, 2012
    --------------------------------------------------------------------------

By (Signature and Title)*    /s/ Pamela O'Donnell
                         -----------------------------------------------------
                             Pamela O'Donnell, Chief Financial Officer
                             (principal financial officer)

Date  June 29, 2012
    --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.